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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios Multi-Manager Alternative Strategies Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.8%
CONSUMER DISCRETIONARY 4.2%
Automobiles 0.5%
General Motors Co. (a)(b)	104,583	$2,706,608
Distributors 0.1%
CFAO SA	15,000	727,658
Household Durables 0.2%
iRobot Corp. (a)(b)	43,100	812,004
Media 1.4%
Astral Media, Inc., Class A	93,791	4,319,664
Interpublic Group of Companies, Inc. (The)	268,057	2,900,377
Total		7,220,041
Multiline Retail 0.5%
Target Corp. (b)	42,487	2,682,204
Specialty Retail 1.5%
Brick Ltd. (The)	296,575	1,597,298
Chico’s FAS, Inc. (b)	92,000	1,715,800
GameStop Corp., Class A (b)	51,515	1,352,269
PEP Boys-Manny, Moe & Jack (The) (b)	164,068	1,734,199
Teavana Holdings, Inc. (a)(b)	68,913	1,016,467
Total		7,416,033
TOTAL CONSUMER DISCRETIONARY		21,564,548
CONSUMER STAPLES 2.6%
Beverages 0.4%
Grupo Modelo SAB de CV, Class C	213,389	1,907,779
Food & Staples Retailing 0.3%
Wal-Mart Stores, Inc. (b)	18,800	1,353,976
Food Products 1.5%
GrainCorp Ltd., Class A	40,218	500,269
Ralcorp Holdings, Inc. (a)	17,908	1,596,319
Viterra, Inc.	373,941	5,853,710
Total		7,950,298
Personal Products 0.4%
Avon Products, Inc. (b)	154,544	2,155,889
TOTAL CONSUMER STAPLES		13,367,942

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.2%
Energy Equipment & Services 4.6%
Dockwise Ltd. (a)	34,960	$784,765
Ensco PLC, Class A (b)	95,525	5,562,421
Halliburton Co. (b)	96,892	3,231,348
Helmerich & Payne, Inc. (b)	44,080	2,300,976
Noble Corp. (b)	103,479	3,568,991
Patterson-UTI Energy, Inc.	370,935	6,587,805
ShawCor Ltd., Class A	14,036	648,424
Unit Corp. (a)(b)	21,495	965,555
Total		23,650,285
Oil, Gas & Consumable Fuels 4.6%
Anadarko Petroleum Corp. (b)	12,505	915,241
Celtic Exploration Ltd. (a)	101,399	2,667,293
ConocoPhillips (b)	40,500	2,306,070
Denbury Resources, Inc. (a)	374,478	5,778,196
Devon Energy Corp.	34,588	1,787,162
Energen Corp. (b)	47,863	2,131,339
Ithaca Energy, Inc. (a)	124,225	260,118
Nexen, Inc. (b)	135,712	3,305,944
Progress Energy Resources Corp.	160,858	3,267,846
Torc Oil & Gas Ltd.	171,758	408,063
Total SA	3,230	161,625
Whitehaven Coal Ltd.	81,006	251,554
Total		23,240,451
TOTAL ENERGY		46,890,736
FINANCIALS 5.1%
Commercial Banks 0.6%
Citizens Republic Bancorp, Inc. (a)	18,279	343,097
Fifth Third Bancorp (b)	74,979	1,097,692
FirstMerit Corp.	5,800	81,664
Pacific Capital Bancorp (a)	8,811	405,130
Savannah Bancorp, Inc. (The) (a)(b)	93,467	903,826
Total		2,831,409
Diversified Financial Services 0.5%
Citigroup, Inc. (b)	64,400	2,226,308
Osaka Securities Exchange Co., Ltd.	66	259,640
Total		2,485,948
Insurance 3.6%
Allstate Corp. (The)	27,003	1,093,081
Aon PLC	36,797	2,090,070
CNA Financial Corp. (b)	114,997	3,246,365

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Loews Corp. (b)	143,007	$5,846,126
MetLife, Inc. (b)	65,658	2,179,189
SeaBright Insurance Holdings, Inc. (b)	49,592	547,992
Unum Group (b)	150,691	3,072,590
Total		18,075,413
Real Estate Management & Development 0.3%
Deutsche Euroshop AG	10,893	446,115
Deutsche Wohnen AG	23,438	453,272
GAGFAH SA (a)	37,030	416,579
GSW Immobilien AG	10,737	455,087
Total		1,771,053
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc. (b)	79,643	641,922
TOTAL FINANCIALS		25,805,745
HEALTH CARE 2.8%
Biotechnology 0.1%
Devgen (a)	23,511	487,707
Health Care Equipment & Supplies 0.5%
Medtronic, Inc. (b)	33,800	1,423,318
Stryker Corp. (b)	20,300	1,099,448
Total		2,522,766
Health Care Providers & Services 1.1%
AMERIGROUP Corp. (a)(b)	34,688	3,185,052
Coventry Health Care, Inc.	8,828	385,607
Sunrise Senior Living, Inc. (a)(b)	124,261	1,794,329
Total		5,364,988
Pharmaceuticals 1.1%
Medicis Pharmaceutical Corp., Class A (b)	73,801	3,191,893
Novartis AG, ADR (b)	32,100	1,991,805
Pronova BioPharma ASA	149,409	329,708
Sanofi	1,862	166,269
Total		5,679,675
TOTAL HEALTH CARE		14,055,136
INDUSTRIALS 4.6%
Air Freight & Logistics 0.4%
TNT Express NV	183,515	1,790,029

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.6%
Southwest Airlines Co.	313,465	$2,987,322
Commercial Services & Supplies 0.4%
Republic Services, Inc.	70,505	2,007,277
Construction & Engineering 0.9%
Aegion Corp. (a)(b)	98,921	2,039,751
Chicago Bridge & Iron Co. NV	11,675	474,355
Shaw Group, Inc. (The) (a)(b)	45,780	2,056,896
Total		4,571,002
Electrical Equipment 1.1%
Cooper Industries PLC (b)	59,596	4,439,902
General Cable Corp. (a)(b)	46,147	1,324,880
Total		5,764,782
Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	151,190	1,167,257
Machinery 0.3%
Robbins & Myers, Inc.	26,729	1,587,703
Professional Services 0.2%
Resources Connection, Inc. (b)	91,200	1,058,832
Road & Rail 0.3%
Knight Transportation, Inc. (b)	92,200	1,385,766
Transportation Infrastructure 0.2%
Australian Infrastructure Fund	238,639	785,086
TOTAL INDUSTRIALS		23,105,056
INFORMATION TECHNOLOGY 4.6%
Communications Equipment 1.0%
Acme Packet, Inc. (a)	71,261	1,421,657
Cisco Systems, Inc. (b)	199,171	3,766,324
Total		5,187,981
Computers & Peripherals 0.9%
Dell, Inc. (b)	237,930	2,293,645
Silicon Graphics International Corp. (a)	278,200	2,334,098
Total		4,627,743
Electronic Equipment, Instruments & Components 0.2%
Itron, Inc. (a)(b)	19,600	858,480

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 0.2%
Ancestry.com, Inc. (a)	17,688	$558,941
WebMD Health Corp. (a)	27,604	387,836
Total		946,777
IT Services 1.1%
Convergys Corp.	204,856	3,197,802
Global Payments, Inc. (b)	46,122	2,025,217
LML Payment Systems, Inc. (a)(b)	29,012	98,641
Total		5,321,660
Semiconductors & Semiconductor Equipment —%
Intel Corp. (b)	1,990	38,944
MIPS Technologies, Inc. (a)	18,760	141,451
Total		180,395
Software 1.2%
JDA Software Group, Inc. (a)(b)	35,267	1,575,024
Microsoft Corp.	89,649	2,386,456
Oracle Corp. (b)	57,499	1,845,718
Pervasive Software, Inc. (a)	30,456	268,013
Total		6,075,211
TOTAL INFORMATION TECHNOLOGY		23,198,247
MATERIALS 2.3%
Chemicals 1.1%
Mosaic Co. (The) (b)	97,000	5,243,820
Spartech Corp. (a)	17,479	155,214
Total		5,399,034
Metals & Mining 1.2%
CGA Mining Ltd. (a)	412,659	1,034,400
Commercial Metals Co. (b)	60,651	821,821
Flinders Mines Ltd. (a)	726,602	55,404
Sundance Resources Ltd. (a)	3,887,589	1,580,133
Yamana Gold, Inc. (b)	146,200	2,748,560
Yancoal Australia Ltd. (a)	136,615	118,334
Total		6,358,652
TOTAL MATERIALS		11,757,686
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.2%
Telefonica SA, ADR (b)	83,300	1,085,399

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 1.1%
eAccess Ltd.	2,820	$2,079,950
MetroPCS Communications, Inc. (a)	138,268	1,472,554
Sprint Nextel Corp. (a)	118,300	677,859
Vodafone Group PLC, ADR (b)	56,700	1,462,860
Total		5,693,223
TOTAL TELECOMMUNICATION SERVICES		6,778,622
UTILITIES 0.1%
Gas Utilities 0.1%
APA Group	98,894	578,528
TOTAL UTILITIES		578,528
Total Common Stocks (Cost: $181,904,742)		$187,102,246

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.3%
Citizens Funding Trust I, 7.500%	2,964	87,290
GMAC Capital Trust I, 8.125%	29,476	767,849
JPMorgan Chase Capital XI, 5.875%	30,379	771,019
Total		1,626,158
Diversified Financial Services 0.2%
Citigroup Capital IX, 6.000%	21,000	525,210
Citigroup Capital VIII, 6.950%	19,000	483,740
Total		1,008,950
Real Estate Investment Trusts (REITs) 0.1%
FelCor Lodging Trust, Inc., 8.000%	3,950	96,380
Strategic Hotels & Resorts, Inc., 8.250%	11,444	286,630
Strategic Hotels & Resorts, Inc., 8.500%	2,296	57,653
Total		440,663
TOTAL FINANCIALS		3,075,771
Total Preferred Stocks (Cost: $3,080,749)		$3,075,771

Issuer		Shares	Value

Convertible Preferred Stocks 0.2%
CONSUMER DISCRETIONARY 0.2%
Household Durables 0.2%
Sealy Corp.		15,368	$1,140,690
TOTAL CONSUMER DISCRETIONARY			1,140,690
Total Convertible Preferred Stocks (Cost: $1,141,343)			$1,140,690

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 3.7%
Banking 0.2%
Fifth Third Capital Trust IV (d)
04/15/67	6.500%	$334,000	$334,835
Regions Financing Trust II (d)
05/15/47	6.625%	654,000	653,063
Total			987,898
Chemicals 0.2%
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	896,000	1,021,440
Consumer Cyclical Services 0.3%
West Corp.
10/15/16	11.000%	1,523,000	1,591,535
Consumer Products 0.4%
Sealy Mattress Co.
06/15/14	8.250%	1,935,000	1,942,276
Diversified Manufacturing 0.1%
Coleman Cable, Inc.
02/15/18	9.000%	700,000	746,375
Gaming 0.2%
Peninsula Gaming LLC/Corp.
08/15/17	10.750%	680,000	764,150
Health Care 0.4%
Merge Healthcare, Inc. Senior Secured
05/01/15	11.750%	1,789,000	1,905,285

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy 0.3%
Chesapeake Energy Corp.
03/15/19	6.775%		$1,307,000	$1,310,267
Media Cable 0.1%
WideOpenWest Finance LLC/Capital Corp. (e)
10/15/19	13.375%		697,000	730,107
Media Non-Cable 0.3%
Intelsat Luxembourg SA PIK
02/04/17	11.500%		608,000	645,240
Reader’s Digest Association, Inc. (The) Senior Secured (d)
02/15/17	9.500%		837,000	351,540
Yellow Media, Inc.
02/02/15	7.300%	CAD	839,000	539,879
Total				1,536,659
Oil Field Services 0.2%
Offshore Group Investments Ltd.
Senior Secured
08/01/15	11.500%		400,000	440,000
Offshore Group Investments Ltd. (e)
Senior Secured
11/01/19	7.500%		611,000	614,055
Total				1,054,055
Pharmaceuticals 0.2%
Patheon, Inc. Senior Secured (e)
04/15/17	8.625%		1,013,000	1,099,105
Retailers 0.2%
Bon-Ton Department Stores, Inc. (The)
03/15/14	10.250%		1,227,000	1,216,264
Technology 0.1%
Nortel Networks Ltd. (f)
07/15/16	10.750%		410,000	462,788
Transportation Services 0.2%
Ship Finance International Ltd.
12/15/13	8.500%		1,259,000	1,263,721

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Wireless 0.3%
Clearwire Communications LLC/Finance, Inc. Senior Secured (e)
12/01/15	12.000%		$623,000	$658,044
Cricket Communications, Inc.
10/15/20	7.750%		606,000	625,695
Total				1,283,739
Total Corporate Bonds & Notes (Cost: $19,091,552)				$18,915,664

Convertible Bonds(c) 1.2%
Health Care 0.2%
Sunrise Senior Living, Inc.
04/01/41	5.000%		624,000	886,860
Metals 0.2%
United States Steel Corp. Senior Unsecured
05/15/14	4.000%		1,010,000	1,052,294
Pharmaceuticals 0.3%
Medicis Pharmaceutical Corp. Senior Unsecured
06/01/17	1.375%		1,197,000	1,294,256
REITs 0.2%
Health Care REIT, Inc. Senior Unsecured
12/01/29	3.000%		674,000	805,851
Technology 0.3%
Nortel Networks Corp. (f)
04/15/14	2.125%		410,000	412,050
Symantec Corp. Senior Unsecured
06/15/13	1.000%		1,257,000	1,366,202
Total				1,778,252
Total Convertible Bonds (Cost: $5,729,632)				$5,817,513

Foreign Government Obligations(c) 8.2%
ALBANIA —%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	180,000	238,196

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (c) (continued)
CYPRUS 0.6%
Cyprus Government International Bond
06/03/13	3.750%	EUR	$925,000	$1,127,821
02/03/20	4.625%	EUR	2,107,000	1,837,619
Total				2,965,440
GERMANY 0.7%
Bundesrepublik Deutschland
07/04/34	4.750%	EUR	1,900,000	3,557,319
MEXICO 2.1%
Mexican Bonos
06/19/14	7.000%	MXN	122,655,000	9,794,410
12/18/14	9.500%	MXN	12,500,000	1,052,678
Total				10,847,088
MONGOLIA 0.1%
Mongolia Government International Bond Senior Unsecured (e)(g)
01/05/18	4.125%		360,000	359,993
NEW ZEALAND 1.1%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	940,000	885,070
03/15/19	5.000%	NZD	940,000	855,800
05/15/21	6.000%	NZD	3,370,000	3,298,204
04/15/23	5.500%	NZD	370,000	354,621
Total				5,393,695
PHILIPPINES 0.5%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	87,000,000	2,515,023
SLOVENIA 0.8%
Slovenia Government Bond
01/18/21	4.375%	EUR	1,680,000	2,037,946
Senior Unsecured
01/26/20	4.125%	EUR	220,000	269,068
Slovenia Government International Bond Senior Unsecured (e)
10/26/22	5.500%		1,612,000	1,590,583
Total				3,897,597
SRI LANKA 0.3%
Republic of Sri Lanka Senior Unsecured (e)
07/27/21	6.250%		844,000	923,591

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (c) (continued)
SRI LANKA (CONTINUED)
Sri Lanka Government International Bond
Senior Unsecured
07/27/21	6.250%		$249,000	$272,481
Sri Lanka Government International Bond (e)(h)
Senior Unsecured
07/25/22	5.875%		400,000	425,308
Total				1,621,380
TURKEY 1.5%
Turkey Government Bond
04/10/13	10.000%	TRY	1,453,000	826,011
Turkey Government Bond (i)
05/15/13	0.000%	TRY	8,713,000	4,751,933
07/17/13	0.000%	TRY	3,923,000	2,118,137
Total				7,696,081
VENEZUELA 0.5%
Venezuela Government International Bond
Senior Unsecured
10/21/26	11.750%		1,787,000	1,872,776
03/31/38	7.000%		850,000	643,875
Total				2,516,651
Total Foreign Government Obligations (Cost: $39,907,008)				$41,608,463

Inflation-Indexed Bonds(c) 1.0%
TURKEY 1.0%
Turkey Government Bond
01/06/21	3.000%	TRY	8,357,898	5,290,193
Total Inflation-Indexed Bonds (Cost: $4,559,587)				$5,290,193

			Shares	Value

Exchange-Traded Funds 0.5%
SPDR S&P 500 ETF Trust			17,500	$2,486,050
Total Exchange-Traded Funds (Cost: $2,526,116)				$2,486,050

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.1%
Best Buy Co., Inc.	960	15.00	01/19/13	$87,360

Issuer	Contracts	Exercise Price		Expiration Date	Value

Options Purchased Calls (continued)
Indian Rupee
	338,700,000	INR	52.00	05/06/13	$32,752
	155,200,000	INR	51.00	05/08/13	9,133
	105,560,000	INR	52.00	05/14/13	10,701
	209,000,000	INR	55.00	07/01/13	80,599
	159,000,000	INR	53.00	07/03/13	29,354
	111,300,000	INR	53.00	07/03/13	20,547
	160,000,000	INR	54.00	08/12/13	44,301
	353,000,000	INR	54.00	08/12/13	97,739
	187,000,000	INR	54.00	08/12/13	51,777
	188,000,000	INR	55.00	08/19/13	72,643
MetroPCS Communications, Inc.
	86	11.00		01/19/13	6,235
	135	12.50		01/19/13	4,050
Vulcan Materials Co.
	199	48.00		01/19/13	114,425
Total Options Purchased Calls (Cost: $630,438)					$661,616

Options Purchased Puts 0.2%
Best Buy Co., Inc.
	640	16.00		01/19/13	238,400
	164	10.00		01/19/13	7,954
Brent Crude Oil
	53	94.80		09/30/13	320,862
Chicago Bridge & Iron Co. NV
	14	38.00		01/19/13	945
	17	39.00		01/19/13	1,615
Chinese Renminbi
	21,209,500	CNH	6.50	05/20/13	3,584
	21,209,500	CNH	6.50	05/20/13	3,584
	7,150,000	CNH	6.50	05/20/13	1,208
Dollar Thrifty Automotive Group, Inc.
	77	75.00		12/22/12	—
MetroPCS Communications, Inc.
	25	10.00		01/19/13	1,375
	1,025	11.00		01/19/13	110,187
Nexen, Inc.
	5	20.00		01/19/13	488
SPDR S&P 500 ETF Trust
	257	139.00		12/22/12	31,482
Shaw Group, Inc. (The)
	210	35.00		01/19/13	4,200
ShawCor Ltd., Class A
	64	44.00		12/22/12	1,772
	77	42.00		12/22/12	814
Total Options Purchased Puts (Cost: $893,047)					$728,470

Issuer	Shares	Value

Rights 0.1%
MATERIALS 0.1%
Metals & Mining 0.1%
Yancoal Australia Ltd. (a)	219,628	$556,965
TOTAL MATERIALS		556,965
Total Rights (Cost: $755,137)		$556,965

Issuer	Effective Yield		Principal Amount	Value

Treasury Bills(c) 12.6%
Norway 0.9%
Norway Treasury Bills
12/19/12	1.610%	NOK	$26,389,000	$4,654,810
SERBIA 2.8%
Serbia Treasury Bills
05/22/14	15.930%	RSD	64,200,000	597,772
12/12/13	14.550%	RSD	121,890,000	1,218,241
06/28/13	14.330%	RSD	112,200,000	1,191,698
02/21/13	12.670%	RSD	252,300,000	2,819,413
05/23/13	13.930%	RSD	775,630,000	8,362,074
Total				14,189,198
SINGAPORE 1.0%
Singapore Treasury Bills
02/07/13	0.220%	SGD	5,214,000	4,269,889
04/04/13	0.250%	SGD	894,000	731,801
Total				5,001,690
UNITED STATES 7.9%
U.S. Treasury Bills
01/17/13	0.040%		17,700,000	17,698,969
02/07/13	0.050%		6,000,000	5,999,394
U.S. Treasury Bills (j)
12/27/12	0.090%		11,200,000	11,199,223
12/13/12	0.110%		5,000,000	4,999,800
Total				39,897,386
Total Treasury Bills (Cost: $63,378,807)				$63,743,084

	Shares	Value

Money Market Funds 32.1%
Columbia Short-Term Cash Fund, 0.154% (k)(l)(m)	163,085,530	163,085,530
Total Money Market Funds (Cost: $163,085,530)		$163,085,530
Total Investments
(Cost: $486,683,688)(n)		$494,212,255

Issuer	Shares	Value

Investments Sold Short (6.0)%

Common Stocks (5.4)%
CONSUMER DISCRETIONARY (1.4)%
Auto Components (0.2)%
Goodyear Tire & Rubber Co. (The) (a)	(96,291)	$(1,213,267)
Hotels, Restaurants & Leisure (0.5)%
Penn National Gaming, Inc. (a)	(14,912)	(757,828)
Starbucks Corp.	(30,400)	(1,576,848)
Total		(2,334,676)
Specialty Retail (0.7)%
Best Buy Co., Inc.	(32,000)	(419,520)
CarMax, Inc. (a)	(40,500)	(1,468,530)
Tractor Supply Co.	(15,700)	(1,407,034)
Total		(3,295,084)
TOTAL CONSUMER DISCRETIONARY		(6,843,027)
CONSUMER STAPLES (0.2)%
Food Products (0.2)%
General Mills, Inc.	(28,700)	(1,176,413)
TOTAL CONSUMER STAPLES		(1,176,413)
ENERGY (0.3)%
Oil, Gas & Consumable Fuels (0.3)%
Exxon Mobile Corp.	(44,233)	(173,664)
Pengrowth Energy Corp.	(46)	(239)
Range Resources Corp.	(21,600)	(1,382,832)
Total		(1,556,735)
TOTAL ENERGY		(1,556,735)
FINANCIALS (1.1)%
Commercial Banks (0.6)%
Agricultural Bank of China Ltd., Class H	(790,600)	(346,683)
Bank of China Ltd., Class H	(789,500)	(332,994)
China Construction Bank Corp., Class H	(451,100)	(345,647)
FirstMerit Corp.	(18,278)	(257,354)
Industrial & Commercial Bank of China Ltd., Class H	(530,400)	(357,740)
M&T Bank Corp.	(6,693)	(654,107)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
SCBT Financial Corp.	(23,393)	$(906,479)
Total		(3,201,004)
Real Estate Investment Trusts (REITs) (0.5)%
Health Care REIT, Inc.	(8,872)	(522,472)
Regency Centers Corp.	(35,800)	(1,677,230)
Total		(2,199,702)
TOTAL FINANCIALS		(5,400,706)
INDUSTRIALS (0.6)%
Aerospace & Defense (0.1)%
Boeing Co. (The)	(9,600)	(713,088)
Machinery (0.5)%
Eaton Corp PLC	(46,175)	(2,408,488)
TOTAL INDUSTRIALS		(3,121,576)
INFORMATION TECHNOLOGY (0.3)%
Software (0.3)%
CommVault Systems, Inc. (a)	(15,273)	(1,013,516)
Symantec Corp. (a)	(26,984)	(506,220)
Total		(1,519,736)
TOTAL INFORMATION TECHNOLOGY		(1,519,736)
MATERIALS (0.6)%
Chemicals (0.3)%
Dow Chemical Co. (The)	(50,500)	(1,524,595)
PolyOne Corp.	(5,536)	(111,495)
Total		(1,636,090)
Metals & Mining (0.3)%
B2Gold Corp.	(305,529)	(1,064,207)
United States Steel Corp.	(11,068)	(238,626)
Yancoal Australia Ltd. (a)	(505)	(438)
Total		(1,303,271)
TOTAL MATERIALS		(2,939,361)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
TELECOMMUNICATION SERVICES (0.8)%
Diversified Telecommunication Services (0.4)%
Verizon Communications, Inc.	(45,700)	$(2,016,284)
Wireless Telecommunication Services (0.4)%
Softbank Corp.	(59,249)	(2,228,495)
TOTAL TELECOMMUNICATION SERVICES		(4,244,779)
UTILITIES (0.1)%
Gas Utilities (0.1)%
APA Group	(98,894)	(578,528)
TOTAL UTILITIES		(578,528)
Total Common Stocks (Proceeds: $25,752,769)		$(27,380,861)

Exchange-Traded Funds (0.6)%
SPDR S&P 500 ETF Trust	(20,145)	(2,861,799)
Topix Exchange Traded Fund (ETF)	(5,279)	(50,846)
iShares S&P TSX Capped Energy Index Fund	(23,678)	(372,088)
Total Exchange-Traded Funds (Proceeds: $3,398,910)		$(3,284,733)

Rights —%
MATERIALS —%
Metals & Mining —%
Yancoal Australia Ltd. (a)	(4,059)	(10,293)
TOTAL MATERIALS		(10,293)
Total Rights (Proceeds: $9,830)		$(10,293)
Total Investments Sold Short (Proceeds: $29,161,509)		$(30,675,887)
Total Investments, Net of Investments Sold Short		463,536,368(o)
Other Assets & Liabilities, Net		44,403,236
Net Assets		$507,939,604

Investments in Derivatives Futures Contracts Outstanding at November 30, 2012

At November 30, 2012, $8,388,252 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Amsterdam Index	29	2,539,039	December 2012	25,232	—
Australian Treasury Bond, 3-year	(1)	(101,636)	December 2012	—	(258)
Australian Treasury Bond, 10-year	20	2,022,913	December 2012	—	(20,089)
Brent Crude Oil	(3)	(333,690)	December 2012	—	(11,410)
Brent Crude Oil	6	661,500	February 2013	2,340	—
CAC 40 Index	(26)	(1,200,747)	December 2012	—	(59,278)
CAC 40 Index	67	3,094,231	December 2012	83,720	—
Canadian Bank Acceptance, 3-month	(8)	(1,988,021)	March 2013	—	(743)
Canadian Bank Acceptance, 3-month	(1)	(248,503)	June 2013	—	(252)
Canadian Bank Acceptance, 3-month	5	1,242,513	June 2013	—	(459)
Canadian Government Bond, 10-year	75	10,321,891	March 2013	79,449	—
Cocoa	(18)	(449,640)	March 2013	—	(22,437)
Coffee	(51)	(2,880,225)	March 2013	135,789	—
Corn	14	526,925	March 2013	—	(5,433)
Cotton #2	(96)	(3,547,680)	March 2013	—	(135,292)
Crude Oil	(40)	(3,556,400)	January 2013	—	(96,550)
DAX Index	14	3,377,075	December 2012	36,232	—
E-Mini NASDAQ 100 Index	(2)	(107,030)	December 2012	—	(4,777)
E-Mini NASDAQ 100 Index	11	588,665	December 2012	6,240	—
E-Mini S&P 500 Index	31	2,192,320	December 2012	4,657	—
E-Mini S&P MidCap 400 Index	30	2,998,200	December 2012	14,632	—
Euro Euribor, 3-month	104	33,751,764	March 2013	3,431	—
Euro Euribor, 3-month	87	28,230,406	June 2013	—	(1,048)
Euro Euribor, 3-month	78	25,306,215	September 2013	—	(930)
Euro Euribor, 3-month	74	24,000,039	December 2013	—	(195)
Euro Euribor, 3-month	74	23,989,212	March 2014	1,682	—
Euro Euribor, 3-month	75	24,298,759	June 2014	2,854	—
Euro Euribor, 3-month	76	24,609,152	September 2014	3,977	—
EURO STOXX 50	(24)	(804,989)	December 2012	—	(14,887)
Euro Swiss Franc, 3-month	(51)	(13,759,874)	March 2013	1,597	—
Euro Swiss Franc, 3-month	(34)	(9,176,001)	June 2013	—	(931)
Euro-Bobl, 5-year	(68)	(11,176,725)	December 2012	—	(66,104)
Euro-Bobl, 5-year	84	13,806,543	December 2012	11,915	—
Euro-Bund, 10-year	(11)	(2,042,762)	December 2012	—	(44,852)
Euro-Bund, 10-year	42	7,799,637	December 2012	5,954	—
Euro-Buxl, 30-year	11	1,900,989	December 2012	—	(18,345)
Eurodollar, 90-day	100	24,920,000	March 2013	3,797	—
Eurodollar, 90-day	70	17,441,375	June 2013	1,593	—
Eurodollar, 90-day	58	14,449,250	September 2013	832	—
Eurodollar, 90-day	53	13,200,975	December 2013	1,373	—
Eurodollar, 90-day	53	13,198,325	March 2014	2,334	—

Eurodollar, 90-day	58	14,438,375	June 2014	3,143	—
Eurodollar, 90-day	69	17,170,650	September 2014	5,513	—
Euro-OAT, 10-year	(75)	(13,368,036)	December 2012	—	(398,159)
European ICE Gasoil	(4)	(380,100)	December 2012	—	(5,750)
European ICE Gasoil	1	95,025	December 2012	1,325	—
Euro-SCHATZ, 2-year	(2)	(288,176)	December 2012	10	—
FTSE 100 Index	32	3,011,274	December 2012	33,989	—
FTSE/JSE Top 40 Index	112	4,275,965	December 2012	143,620	—
FTSE/MIB Index	18	1,850,086	December 2012	4,280	—
Hang Seng China Enterprises Index	23	1,577,314	December 2012	19,433	—
Hang Seng China Enterprises Index	56	3,840,417	December 2012	12,614	—
Hang Seng Index	30	4,262,406	December 2012	30,466	—
Heating Oil	(6)	(771,296)	January 2013	—	(12,419)
Henry Hub Natural Gas Swap	(36)	(320,490)	January 2013	11,160	—
IBEX 35 Index	15	1,543,084	December 2012	44,318	—
Japanese Government Bond, 10-year	(4)	(7,029,053)	December 2012	—	(47,922)
KOSPI 200 Index	(10)	(1,179,526)	December 2012	—	(42,640)
KOSPI 200 Index	11	1,297,479	December 2012	7,788	—
Lean Hogs	25	869,250	February 2013	—	(771)
LME Copper	2	399,162	December 2012	—	(14,116)
LME Nickel	(7)	(739,704)	December 2012	—	(63,167)
LME Primary Aluminum	(14)	(735,438)	December 2012	—	(59,010)
LME Zinc	22	1,119,662	December 2012	40,602	—
Mini DJIA	28	1,821,120	December 2012	7,447	—
Mini Japanese Government Bond, 10-year	168	29,528,137	December 2012	92,358	—
Mini Russell 2000 Index	22	1,805,540	December 2012	—	(16,339)
MSCI Singapore Index	32	1,827,298	December 2012	43,584	—
MSCI Taiwan Index	40	1,098,000	December 2012	28,623	—
Platinum	76	6,097,480	January 2013	—	(120,500)
RBOB Gasoline	24	2,752,142	January 2013	60,304	—
S&P CNX Nifty Index	203	2,399,460	December 2012	85,921	—
S&P/TSE 60 Index	14	1,978,477	December 2012	—	(3,909)
Silver	12	1,996,740	March 2013	—	(32,385)
Soybean Meal	(38)	(1,652,620)	January 2013	—	(29,023)
Soybean Oil	(1)	(29,646)	December 2012	—	(753)
Soybean Oil	1	29,646	December 2012	—	(4,421)
Soybean Oil	(185)	(5,521,140)	January 2013	—	(207,570)
SPI 200 Index	34	4,005,961	December 2012	36,075	—
Sterling, 90-day	69	13,742,548	March 2013	—	(9,360)
Sterling, 90-day	57	11,350,257	June 2013	—	(11,128)
Sterling, 90-day	59	11,747,330	September 2013	—	(12,673)
Sterling, 90-day	65	12,939,370	December 2013	—	(14,944)
Sterling, 90-day	72	14,328,515	March 2014	—	(17,028)
Sterling, 90-day	72	14,322,747	June 2014	—	(16,968)
Sterling, 90-day	71	14,118,132	September 2014	—	(15,325)
Sugar #11	(205)	(4,440,464)	March 2013	179,881	—
Sugar #11	2	43,322	March 2013	—	(2,177)
TOPIX	(1)	(94,741)	December 2012	—	(6,499)
TOPIX	34	3,221,205	December 2012	50,873	—

U.S. Treasury Long Bond, 20-year	31	4,651,937	March 2013	15,685	—
U.S. Treasury Note, 2-year	(2)	(440,969)	December 2012	—	(439)
U.S. Treasury Note, 2-year	2	440,969	December 2012	—	(108)
U.S. Treasury Note, 5-year	102	12,721,312	April 2013	21,329	—
U.S. Treasury Note, 10-year	72	9,622,125	March 2013	22,173	—
United Kingdom Long GILT, 10-year	18	3,441,900	March 2013	17,934	—
Wheat	(1)	(43,175)	March 2013	—	(611)
Wheat	28	1,208,900	March 2013	—	(7,423)
Total				1,450,078	(1,677,807)

Open Options Contracts Written at November 30, 2012

Issuer	Puts/ Calls	Number of Contracts	Exercise Price ($)		Premium Received ($)	Expiration Date	Value ($)
Acme Packet, Inc.	Call	341		21.00	66,178	January 19, 2013	30,690
Aetna, Inc.	Call	34		41.00	3,532	December 22, 2012	8,194
Best Buy Co., Inc.	Call	164		14.00	6,530	December 22, 2012	10,742
Best Buy Co., Inc.	Call	234		20.00	3,707	January 19, 2013	2,223
Best Buy Co., Inc.	Call	640		18.00	23,104	January 19, 2013	19,200
Best Buy Co., Inc.	Put	640		14.00	51,181	January 19, 2013	147,200
Best Buy Co., Inc.	Put	640		15.00	76,781	January 19, 2013	191,360
Chico’s FAS, Inc.	Call	364		17.50	45,135	January 19, 2013	54,600
Chico’s FAS, Inc.	Call	556		19.00	78,879	January 19, 2013	31,970
Dollar Thrifty Automotive Group, Inc.	Call	1		77.50	349	December 22, 2012	1,000
Dollar Thrifty Automotive Group, Inc.	Call	8		75.00	2,959	December 22, 2012	10,000
Dollar Thrifty Automotive Group, Inc.	Put	11		67.50	1,749	January 19, 2013	—
Dollar Thrifty Automotive Group, Inc.	Call	12		80.00	8,388	January 19, 2013	9,000
Dollar Thrifty Automotive Group, Inc.	Call	22		82.50	9,881	January 19, 2013	11,000
Dollar Thrifty Automotive Group, Inc.	Call	28		85.00	6,278	January 19, 2013	7,000
Dollar Thrifty Automotive Group, Inc.	Put	46		65.00	4,783	January 19, 2013	—
Ensco PLC, Class A	Call	216		55.00	82,955	December 22, 2012	70,200
Ensco PLC, Class A	Call	365		57.50	134,725	January 19, 2013	83,037
FirstMerit Corp.	Put	86		15.00	4,797	December 22, 2012	8,600
FirstMerit Corp.	Call	103		15.00	7,760	December 22, 2012	257
GameStop Corp., Class A	Call	18		27.00	2,758	January 19, 2013	1,926
GameStop Corp., Class A	Call	52		24.00	9,661	January 19, 2013	14,820
Indian Rupee	Put	123,500,000	INR	65.00	54,340	July 1, 2013	6,439
Indian Rupee	Put	67,200,000	INR	64.00	27,950	July 3, 2013	4,597
Indian Rupee	Put	96,000,000	INR	64.00	37,388	July 3, 2013	6,567
Indian Rupee	Call	126,090,000	INR	54.00	91,602	August 12, 2013	34,912
Indian Rupee	Call	573,910,000	INR	54.00	361,882	August 12, 2013	158,905
Indian Rupee	Call	188,000,000	INR	55.00	178,258	August 19, 2013	72,642
Interpublic Group of Companies, Inc. (The)	Call	58		12.00	4,822	January 19, 2013	1,015
Martin Marietta Materials, Inc.	Call	42		85.00	10,587	December 22, 2012	24,780
Martin Marietta Materials, Inc.	Call	42		90.00	2,677	December 22, 2012	9,135
Medicis Pharmaceutical Corp., Class A	Call	29		44.00	405	December 22, 2012	217
MetroPCS Communications, Inc.	Call	3		12.00	80	December 22, 2012	75
MetroPCS Communications, Inc.	Put	380		10.00	10,386	December 22, 2012	9,500
MetroPCS Communications, Inc.	Put	27		9.00	630	January 19, 2013	540
MetroPCS Communications, Inc.	Call	281		15.00	9,467	January 19, 2013	1,405
MetroPCS Communications, Inc.	Call	293		14.00	5,351	January 19, 2013	3,663
Mosaic Co. (The)	Call	462		62.50	114,800	December 22, 2012	2,079
Nexen, Inc.	Call	21		25.00	2,403	December 22, 2012	3,098

Noble Corp.	Call	197	38.00	62,141	December 22, 2012	1,576
Noble Corp.	Call	286	39.00	68,008	January 19, 2013	7,293
Patterson-UTI Energy, Inc.	Call	231	16.00	39,274	January 19, 2013	47,355
PEP Boys-Manny Moe & Jack (The)	Call	39	10.00	2,006	December 22, 2012	2,828
Robbins & Myers, Inc.	Call	31	60.00	599	January 19, 2013	465
Shaw Group, Inc. (The)	Call	5	44.00	472	January 19, 2013	887
Shaw Group, Inc. (The)	Put	6	27.00	680	January 19, 2013	105
Shaw Group, Inc. (The)	Call	167	43.00	24,658	January 19, 2013	45,090
ShawCor Ltd., Class A	Call	4	48.00	197	December 22, 2012	72
SPDR S&P 500 ETF Trust	Put	257	130.00	23,072	December 22, 2012	4,755
Sprint Nextel Corp.	Call	16	6.00	72	January 19, 2013	80
Sprint Nextel Corp.	Put	36	5.50	197	January 19, 2013	198
Teavana Holdings, Inc.	Put	547	15.00	19,012	December 22, 2012	42,393
Teavana Holdings, Inc.	Call	615	15.00	23,209	December 22, 2012	19,988
Vulcan Materials Co.	Call	20	49.00	3,080	December 22, 2012	8,600
Vulcan Materials Co.	Call	20	50.00	2,270	December 22, 2012	6,900
Vulcan Materials Co.	Call	40	48.00	17,173	January 19, 2013	23,000
Total						1,264,173

Credit Default Swap Contracts Outstanding at November 30, 2012 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000		1,800,000	(19,863)	(24,583)	(3,600)	—	(48,046)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000		380,000	(4,193)	(9,622)	(760)	—	(14,575)
Citibank	People’s Republic of China	June 20, 2017	1.000		380,000	(8,829)	(5,991)	(760)	—	(15,580)
JPMorgan	People’s Republic of China	June 20, 2017	1.000		1,800,000	(41,822)	(9,297)	(3,600)	—	(54,719)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000		380,000	(1,399)	(11,359)	(760)	—	(13,518)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000		2,200,000	223,880	(167,260)	(4,400)	52,220	—
Morgan Stanley	Markit iTraxx Europe Senior Financials	December 20, 2017	1.000	EUR	1,730,000	63,752	(92,425)	(4,500)	—	(33,173)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	December 20, 2017	5.000	EUR	860,000	(113,673)	89,330	(11,185)	—	(35,528)
Citibank	Republic of Croatia	December 20, 2017	1.000		1,360,000	95,585	(91,460)	(2,720)	1,405	—
Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000		610,000	42,873	(41,131)	(1,220)	522	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000		540,000	37,953	(35,223)	(1,080)	1,650	—
Citibank	Federative Republic of Brazil	June 20, 2022	1.000		4,667,000	190,038	(230,081)	(9,334)	—	(49,377)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000		1,130,000	46,013	(89,188)	(2,260)	—	(45,435)

JPMorgan	Kingdom of Belgium	June 20, 2022	1.000	1,760,000	19,279	(217,845)	(3,520)	—	(202,086)
Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000	430,000	4,710	(60,207)	(860)	—	(56,357)
Citibank	Kingdom of Spain	June 20, 2022	1.000	1,100,000	168,228	(297,980)	(2,200)	—	(131,952)
Morgan Stanley	Kingdom of Spain	June 20, 2022	1.000	3,520,000	538,334	(799,674)	(7,040)	—	(268,380)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,270,000	40,299	(88,815)	(2,540)	—	(51,056)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	1,760,000	55,848	(74,389)	(3,520)	—	(22,061)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	63,464	(123,676)	(4,000)	—	(64,212)
Citibank	United Mexican States	June 20, 2022	1.000	370,000	11,195	(26,573)	(740)	—	(16,118)
Citibank	United Mexican States	June 20, 2022	1.000	1,520,000	45,988	(96,525)	(3,040)	—	(53,577)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	300,000	9,077	(18,782)	(600)	—	(10,305)
Citibank	Federative Republic of Brazil	September 20, 2022	1.000	1,750,000	74,189	(131,816)	(3,500)	—	(61,127)
Goldman Sachs International	Federative Republic of Brazil	September 20, 2022	1.000	1,400,000	59,351	(123,769)	(2,800)	—	(67,218)
Citibank	Kingdom of Spain	September 20, 2022	1.000	970,000	151,224	(261,549)	(1,940)	—	(112,265)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	3,800,000	339,299	(367,760)	(7,600)	—	(36,061)
Citibank	Republic of South Africa	September 20, 2022	1.000	2,450,000	218,759	(214,738)	(4,900)	—	(879)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	2,900,000	258,939	(221,950)	(5,800)	31,189	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	2,550,000	227,688	(219,643)	(5,100)	2,945	—
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	2,150,000	191,972	(181,506)	(4,300)	6,166	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	2,880,000	215,991	(396,340)	(5,760)	—	(186,109)
Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	1,386,000	127,895	(135,319)	(2,772)	—	(10,196)
Total								96,097	(1,659,910)

Credit Default Swap Contracts Outstanding at November 30, 2012 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Argentine Republic	June 20, 2013	5.000	49.550	4,555,000	(951,083)	(7,336)	45,550	—	(912,869)
Citibank	Republic of South Africa	September 20, 2017	1.000	1.432	4,100,000	(82,368)	107,431	8,200	33,263	—

Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.432	2,900,000	(58,261)	46,318	5,800	—	(6,143)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.432	3,800,000	(76,342)	119,677	7,600	50,935	—
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.432	2,550,000	(51,229)	64,557	5,100	18,428	—
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.432	2,150,000	(43,193)	45,087	4,300	6,194	—
Citibank	CDX North America High Yield 19	December 20, 2017	5.000	5.009	1,270,000	(473)	767	12,700	12,994	—
JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	5.009	2,190,000	(816)	5,291	21,900	26,375	—
Morgan Stanley	CDX North America High Yield 19	December 20, 2017	5.000	5.009	1,500,000	(559)	45,555	15,000	59,996	—
Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.484	1,386,000	(32,715)	33,208	2,772	3,265	—
Goldman Sachs International	Republic of Poland	September 20, 2022	1.000	1.328	2,880,000	(83,544)	309,830	5,760	232,046	—
Total									443,496	(919,012)

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at November 30, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	6-Month PLN-WIBOR-WIBO	Pay	4.420	July 27, 2017	4,010,000	36,800	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	3,900,000	30,952	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	3,860,000	31,380	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	9,400,000	62,673	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	2,028,000	15,304	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	2,160,000	17,206	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	1,980,000	18,116	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	2,040,000	17,670	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	1,200,000	10,089	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	1,860,000	15,012	—

JPMorgan Chase Bank	6-Month PLN-WIBOR-WIBO	Pay	4.246	October 8, 2017	3,480,000	25,922	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	1,600,000	2,955	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	4,090,000	8,159	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	11,730,000	23,172	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	4,264,000	7,476	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.970	August 13, 2022	2,082,000	60,922	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	2,036,000	45,287	—
Citibank London	3-Month NZD FIX-FRA	Pay	3.815	August 13, 2022	1,362,000	25,988	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	1,760,000	41,772	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	1,899,000	32,696	—
Citibank	3-Month USD LIBOR	Receive	1.805	October 23, 2022	981,000	—	(16,084)
Citibank	3-Month NZD FIX-FRA	Pay	3.775	October 30, 2022	3,621,000	28,019	—
Citibank	3-Month USD LIBOR	Receive	1.751	November 6, 2022	359,000	—	(3,689)
Total						557,570	(19,773)

Total Return Equity Swap Contracts Outstanding at November 30, 2012

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Shares	Appreciation ($)	Depreciation ($)
Goldman Sachs	Total return on CFAO	Floating rate based on 1-month EUR-EURIBOR plus 0.45%	September 3, 2013	5,044	—	(878)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	1,912,000,000	210,683	—
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	12,757	226	—
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	19,892	353	—
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	30,372	—	(297)
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	100,600	1,786	—
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	133,064	—	(596)
Goldman Sachs	Total return on Aegis Group PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	October 22, 2013	157,000	2,787	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR less 0.40%	Total return on XSTRATA PLC	November 25, 2013	37,332	—	(4,133)
Goldman Sachs	Total return on Glencore International PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	November 25, 2013	11,772	3,449	—
Total					219,284	(5,904)

Forward Foreign Currency Exchange Contracts Open at November 20, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	December 3, 2012	6,677,085 (NZD)	5,522,951 (USD)	41,398	—
Citigroup Global Markets Inc.	December 4, 2012	877,000 (EUR)	1,133,102 (USD)	—	(7,482)
Goldman, Sachs & Co.	December 4, 2012	29,590,905 (EUR)	37,239,704 (USD)	—	(1,244,770)
Goldman, Sachs & Co.	December 4, 2012	1,932,009 (EUR)	2,532,979 (USD)	20,302	—
Wells Fargo	December 4, 2012	190,000 (EUR)	245,354 (USD)	—	(1,751)
Wells Fargo	December 4, 2012	4,864,653 (USD)	9,920,000 (BRL)	—	(222,197)
Citigroup Global Markets Inc.	December 5, 2012	134,317,000 (TWD)	4,601,473 (USD)	—	(21,550)
Standard Chartered Bank	December 5, 2012	140,673,270 (TWD)	4,818,403 (USD)	—	(23,395)
J.P. Morgan Securities, Inc.	December 5, 2012	3,962,057 (USD)	166,129,060 (PHP)	100,887	—
Wells Fargo	December 10, 2012	16,092,466 (EUR)	20,898,481 (USD)	—	(32,004)
Standard Chartered Bank	December 10, 2012	2,381,443 (USD)	6,220,330 (PEN)	30,192	—
Citigroup Global Markets Inc.	December 11, 2012	2,834,067 (EUR)	11,720,000 (PLN)	30,004	—
Citigroup Global Markets Inc.	December 11, 2012	11,720,000 (PLN)	2,804,474 (EUR)	—	(68,495)
Goldman, Sachs & Co.	December 14, 2012	5,213,500 (AUD)	5,392,171 (USD)	—	(44,316)
Goldman, Sachs & Co.	December 14, 2012	155,000 (AUD)	162,115 (USD)	485	—
Goldman, Sachs & Co.	December 14, 2012	2,208,500 (BRL)	1,079,318 (USD)	47,328	—
Goldman, Sachs & Co.	December 14, 2012	4,540,000 (CAD)	4,547,781 (USD)	—	(21,660)
Goldman, Sachs & Co.	December 14, 2012	15,459,000 (CAD)	15,790,198 (USD)	230,804	—
Goldman, Sachs & Co.	December 14, 2012	4,671,000 (EUR)	6,018,343 (USD)	—	(57,215)
Goldman, Sachs & Co.	December 14, 2012	669,000 (EUR)	873,880 (USD)	3,713	—
Goldman, Sachs & Co.	December 14, 2012	32,508,000 (JPY)	413,823 (USD)	19,427	—
Goldman, Sachs & Co.	December 14, 2012	1,866,000 (NOK)	328,533 (USD)	—	(853)
Goldman, Sachs & Co.	December 14, 2012	2,182,000 (SGD)	1,778,919 (USD)	—	(8,720)
Goldman, Sachs & Co.	December 14, 2012	65,867 (USD)	63,000 (AUD)	—	(173)
Goldman, Sachs & Co.	December 14, 2012	1,689,186 (USD)	1,649,000 (AUD)	30,337	—
Goldman, Sachs & Co.	December 14, 2012	1,081,008 (USD)	2,208,500 (BRL)	—	(49,018)
Goldman, Sachs & Co.	December 14, 2012	1,178,474 (USD)	1,155,000 (CAD)	—	(15,984)
Goldman, Sachs & Co.	December 14, 2012	661,553 (USD)	660,000 (CAD)	2,727	—
Goldman, Sachs & Co.	December 14, 2012	301,330 (USD)	231,000 (EUR)	—	(870)
Goldman, Sachs & Co.	December 14, 2012	2,796,151 (USD)	2,166,000 (EUR)	21,149	—
Citigroup Global Markets Inc.	December 14, 2012	3,204,804 (USD)	176,902,000 (INR)	41,079	—
Goldman, Sachs & Co.	December 14, 2012	328,783 (USD)	26,530,000 (JPY)	—	(6,914)
Goldman, Sachs & Co.	December 14, 2012	17 (USD)	1,352 (JPY)	—	—
Goldman, Sachs & Co.	December 14, 2012	6,064 (USD)	500,000 (JPY)	3	—
Goldman, Sachs & Co.	December 14, 2012	6,566 (USD)	8,000 (SGD)	—	(12)
Goldman, Sachs & Co.	December 14, 2012	612,834 (USD)	751,000 (SGD)	2,436	—
Goldman, Sachs & Co.	December 17, 2012	7,509,604 (USD)	8,367,145,300 (KRW)	212,418	—
Standard Chartered Bank	December 17, 2012	2,449,890 (USD)	2,733,342,200 (KRW)	72,706	—
Royal Bank of Scotland	December 19, 2012	19,751,000 (AUD)	20,247,816 (USD)	—	(339,632)
Royal Bank of Scotland	December 19, 2012	847,000 (AUD)	887,471 (USD)	4,601	—
Royal Bank of Scotland	December 19, 2012	5,450,000 (BRL)	2,626,977 (USD)	82,227	—
Royal Bank of Scotland	December 19, 2012	2,395,000 (CAD)	2,395,505 (USD)	—	(14,778)
Royal Bank of Scotland	December 19, 2012	4,707,000 (CAD)	4,797,355 (USD)	60,323	—
Royal Bank of Scotland	December 19, 2012	46,300,000 (CZK)	2,317,418 (USD)	—	(68,348)
Royal Bank of Scotland	December 19, 2012	53,671,000 (EUR)	68,446,673 (USD)	—	(1,366,994)
Royal Bank of Scotland	December 19, 2012	224,000 (EUR)	292,777 (USD)	1,405	—
Royal Bank of Scotland	December 19, 2012	4,497,000 (GBP)	7,173,479 (USD)	—	(31,254)
Royal Bank of Scotland	December 19, 2012	7,204,000 (GBP)	11,609,198 (USD)	67,527	—
Royal Bank of Scotland	December 19, 2012	301,000,000 (HUF)	1,342,501 (USD)	—	(46,904)

Royal Bank of Scotland	December 19, 2012	13,100,000,000 (IDR)	1,345,798 (USD)	—	(17,401)
Royal Bank of Scotland	December 19, 2012	8,190,000 (ILS)	2,031,066 (USD)	—	(114,191)
Royal Bank of Scotland	December 19, 2012	200,200,000 (INR)	3,536,689 (USD)	—	(133,116)
Royal Bank of Scotland	December 19, 2012	45,000,000 (INR)	828,729 (USD)	3,848	—
Royal Bank of Scotland	December 19, 2012	7,536,986,000 (JPY)	95,049,440 (USD)	3,602,463	—
Royal Bank of Scotland	December 19, 2012	3,100,000 (MXN)	234,064 (USD)	—	(5,285)
Royal Bank of Scotland	December 19, 2012	30,000 (MYR)	9,775 (USD)	—	(83)
Royal Bank of Scotland	December 19, 2012	24,390,000 (NOK)	4,233,908 (USD)	—	(69,465)
Royal Bank of Scotland	December 19, 2012	4,970,000 (NZD)	3,972,931 (USD)	—	(103,040)
Royal Bank of Scotland	December 19, 2012	2,009,000 (NZD)	1,651,378 (USD)	3,767	—
Royal Bank of Scotland	December 19, 2012	27,000,000 (PHP)	647,745 (USD)	—	(12,847)
Royal Bank of Scotland	December 19, 2012	3,150,000 (PLN)	963,293 (USD)	—	(34,646)
Royal Bank of Scotland	December 19, 2012	15,700,000 (RUB)	497,080 (USD)	—	(10,359)
Royal Bank of Scotland	December 19, 2012	44,062,000 (SEK)	6,529,036 (USD)	—	(90,522)
Royal Bank of Scotland	December 19, 2012	1,935,000 (SEK)	292,698 (USD)	1,998	—
Royal Bank of Scotland	December 19, 2012	2,780,000 (SGD)	2,269,334 (USD)	—	(8,224)
Royal Bank of Scotland	December 19, 2012	220,000 (SGD)	180,513 (USD)	275	—
Royal Bank of Scotland	December 19, 2012	5,030,000 (TRY)	2,747,911 (USD)	—	(61,707)
Royal Bank of Scotland	December 19, 2012	128,900,000 (TWD)	4,332,779 (USD)	—	(103,941)
Royal Bank of Scotland	December 19, 2012	20,200,000 (TWD)	696,567 (USD)	1,286	—
Royal Bank of Scotland	December 19, 2012	1,982,413 (USD)	1,897,000 (AUD)	—	(5,076)
Royal Bank of Scotland	December 19, 2012	23,841,269 (USD)	23,360,000 (AUD)	508,018	—
Royal Bank of Scotland	December 19, 2012	404,130 (USD)	830,000 (BRL)	—	(16,582)
Royal Bank of Scotland	December 19, 2012	14,870,250 (USD)	14,712,000 (CAD)	—	(64,380)
Royal Bank of Scotland	December 19, 2012	3,022,488 (USD)	3,015,000 (CAD)	11,750	—
Royal Bank of Scotland	December 19, 2012	707,257 (USD)	345,000,000 (CLP)	8,588	—
Royal Bank of Scotland	December 19, 2012	421,850 (USD)	780,000,000 (COP)	7,044	—
Royal Bank of Scotland	December 19, 2012	582,576 (USD)	11,200,000 (CZK)	—	(5,457)
Royal Bank of Scotland	December 19, 2012	824,683 (USD)	16,200,000 (CZK)	10,076	—
Royal Bank of Scotland	December 19, 2012	21,898,993 (USD)	16,747,000 (EUR)	—	(114,985)
Royal Bank of Scotland	December 19, 2012	35,951,499 (USD)	27,924,000 (EUR)	371,226	—
Royal Bank of Scotland	December 19, 2012	19,879,754 (USD)	12,272,000 (GBP)	—	(218,537)
Royal Bank of Scotland	December 19, 2012	11,467,520 (USD)	7,208,000 (GBP)	80,561	—
Royal Bank of Scotland	December 19, 2012	2,328,322 (USD)	532,000,000 (HUF)	127,370	—
Royal Bank of Scotland	December 19, 2012	86,687 (USD)	330,000 (ILS)	—	(248)
Royal Bank of Scotland	December 19, 2012	1,701,101 (USD)	6,650,000 (ILS)	40,776	—
Royal Bank of Scotland	December 19, 2012	2,888,737 (USD)	155,000,000 (INR)	—	(47,479)
Royal Bank of Scotland	December 19, 2012	1,696,392 (USD)	94,000,000 (INR)	26,694	—
Royal Bank of Scotland	December 19, 2012	27,871,623 (USD)	2,210,002,000 (JPY)	—	(1,057,457)
Royal Bank of Scotland	December 19, 2012	697,113 (USD)	9,000,000 (MXN)	—	(2,228)
Royal Bank of Scotland	December 19, 2012	2,920,457 (USD)	38,300,000 (MXN)	36,651	—
Goldman, Sachs & Co.	December 19, 2012	9,065,463 (USD)	27,817,031 (MYR)	75,640	—
Royal Bank of Scotland	December 19, 2012	1,846,079 (USD)	5,710,000 (MYR)	30,313	—
Standard Chartered Bank	December 19, 2012	3,126,426 (USD)	9,595,000 (MYR)	26,639	—
Royal Bank of Scotland	December 19, 2012	883,763 (USD)	4,990,000 (NOK)	—	(3,329)
Royal Bank of Scotland	December 19, 2012	21,932,205 (USD)	126,953,000 (NOK)	467,388	—
Royal Bank of Scotland	December 19, 2012	14,296,752 (USD)	17,343,000 (NZD)	—	(73,498)
Royal Bank of Scotland	December 19, 2012	11,526,968 (USD)	14,431,000 (NZD)	308,112	—

Royal Bank of Scotland	December 19, 2012	3,541,798 (USD)	147,800,000 (PHP)	74,325	—
Royal Bank of Scotland	December 19, 2012	3,821,079 (USD)	12,480,000 (PLN)	132,659	—
Royal Bank of Scotland	December 19, 2012	4,824,645 (USD)	154,000,000 (RUB)	152,767	—
Royal Bank of Scotland	December 19, 2012	4,714,668 (USD)	31,076,000 (SEK)	—	(46,032)
Royal Bank of Scotland	December 19, 2012	9,757,066 (USD)	65,187,000 (SEK)	36,163	—
Royal Bank of Scotland	December 19, 2012	1,016,391 (USD)	1,240,000 (SGD)	—	(502)
Royal Bank of Scotland	December 19, 2012	114,698 (USD)	140,000 (SGD)	—	—
Royal Bank of Scotland	December 19, 2012	8,104,794 (USD)	10,000,000 (SGD)	87,862	—
Royal Bank of Scotland	December 19, 2012	1,025,375 (USD)	1,830,000 (TRY)	—	(3,187)
Royal Bank of Scotland	December 19, 2012	5,580,316 (USD)	10,200,000 (TRY)	117,122	—
Royal Bank of Scotland	December 19, 2012	2,397,840 (USD)	69,500,000 (TWD)	—	(5,659)
Royal Bank of Scotland	December 19, 2012	10,988,645 (USD)	322,200,000 (TWD)	101,434	—
Royal Bank of Scotland	December 19, 2012	602,286 (USD)	5,000,000 (ZAR)	—	(41,206)
Goldman, Sachs & Co.	December 19, 2012	44,530,000 (ZAR)	5,070,460 (USD)	73,489	—
Royal Bank of Scotland	December 19, 2012	8,500,000 (ZAR)	947,161 (USD)	—	(6,674)
Royal Bank of Scotland	December 19, 2012	500,000 (ZAR)	56,108 (USD)	—	—
Royal Bank of Scotland	December 19, 2012	19,800,000 (ZAR)	2,288,506 (USD)	66,633	—
Royal Bank of Scotland	December 20, 2012	1,620,000,000 (KRW)	1,439,475 (USD)	—	(55,398)
J.P. Morgan Securities, Inc.	December 20, 2012	2,336,797 (USD)	129,205,000 (INR)	31,162	—
Royal Bank of Scotland	December 20, 2012	8,908,236 (USD)	9,970,000,000 (KRW)	291,701	—
Citigroup Global Markets Inc.	January 10, 2013	304,056,123 (RSD)	2,662,153 (EUR)	5,223	—
Standard Chartered Bank	January 14, 2013	77,490,000 (TWD)	2,653,222 (USD)	—	(14,199)
Goldman, Sachs & Co.	January 14, 2013	1,166,915 (USD)	62,570,000 (INR)	—	(25,569)
Citigroup Global Markets Inc.	January 16, 2013	6,174,000 (AUD)	6,271,734 (USD)	—	(149,219)
Wells Fargo	January 16, 2013	480,000 (AUD)	492,014 (USD)	—	(7,185)
Goldman, Sachs & Co.	January 16, 2013	3,646,409 (EUR)	31,680,000 (SEK)	11,081	—
Goldman, Sachs & Co.	January 16, 2013	449,810,000 (JPY)	5,715,086 (USD)	255,868	—
Citigroup Global Markets Inc.	January 17, 2013	27,560,000 (RSD)	240,174 (EUR)	—	(298)
Goldman, Sachs & Co.	January 22, 2013	814,822 (USD)	44,750,000 (INR)	289	—
Standard Chartered Bank	January 22, 2013	996,447 (USD)	54,695,000 (INR)	—	(191)
Citigroup Global Markets Inc.	January 24, 2013	10,260,000 (RSD)	90,039 (EUR)	954	—
Citigroup Global Markets Inc.	January 29, 2013	1,039,486 (USD)	56,600,000 (INR)	—	(9,836)
Standard Chartered Bank	January 29, 2013	796,802 (USD)	32,888,000 (PHP)	8,533	—
Standard Chartered Bank	January 30, 2013	2,193,108 (USD)	13,810,000 (CNY)	12,487	—
Wells Fargo	January 31, 2013	6,677,085 (NZD)	5,454,010 (USD)	—	(6,235)
Wells Fargo	February 4, 2013	4,666,040 (USD)	9,920,000 (BRL)	—	(65,933)
Citigroup Global Markets Inc.	February 4, 2013	8,794,857 (USD)	55,412,000 (CNY)	50,570	—
Goldman, Sachs & Co.	February 4, 2013	2,665,397 (USD)	16,800,000 (CNY)	16,390	—
Citigroup Global Markets Inc.	February 19, 2013	1,899,143 (USD)	101,984,000 (INR)	—	(49,979)
Citigroup Global Markets Inc.	February 20, 2013	15,297,448 (EUR)	19,902,592 (USD)	—	(8,437)
Goldman, Sachs & Co.	March 5, 2013	1,200,000 (EUR)	1,560,018 (USD)	—	(2,086)
Royal Bank of Scotland	March 20, 2013	542,000 (EUR)	702,324 (USD)	—	(3,342)
Royal Bank of Scotland	March 20, 2013	94,000 (GBP)	150,676 (USD)	112	—
Royal Bank of Scotland	March 20, 2013	23,000,000 (INR)	405,985 (USD)	—	(9,140)
Royal Bank of Scotland	March 20, 2013	360,000,000 (KRW)	330,250 (USD)	—	(682)
Royal Bank of Scotland	March 20, 2013	20,000 (MYR)	6,517 (USD)	—	(13)

Royal Bank of Scotland	March 20, 2013	360,000 (SGD)	294,518 (USD)	—	(424)
Royal Bank of Scotland	March 20, 2013	8,800,000 (TWD)	304,199 (USD)	1,154	—
Royal Bank of Scotland	March 20, 2013	1,864,426 (USD)	1,798,000 (AUD)	—	(3,410)
Royal Bank of Scotland	March 20, 2013	1,137,700 (USD)	876,000 (EUR)	2,636	—
Royal Bank of Scotland	March 20, 2013	176,228 (USD)	110,000 (GBP)	—	(47)
Royal Bank of Scotland	March 20, 2013	80,064 (USD)	50,000 (GBP)	19	—
Royal Bank of Scotland	March 20, 2013	73,237 (USD)	280,000 (ILS)	—	(84)
Royal Bank of Scotland	March 20, 2013	75,680 (USD)	1,000,000 (MXN)	875	—
Royal Bank of Scotland	March 20, 2013	9,805 (USD)	30,000 (MYR)	—	(3)
Royal Bank of Scotland	March 20, 2013	450,184 (USD)	1,440,000 (PLN)	1,932	—
Royal Bank of Scotland	March 20, 2013	60,317 (USD)	1,900,000 (RUB)	244	—
Royal Bank of Scotland	March 21, 2013	693,898 (USD)	56,883,000 (JPY)	—	(3,225)
Goldman, Sachs & Co.	April 10, 2013	910,000 (TRY)	495,797 (USD)	—	(5,666)
Total				8,407,645	(6,593,233)

Cross-Currency Swap Contracts Outstanding at November 30, 2012

			Expiration	Notional Amount of		Notional Amount of	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency Received		Currency Delivered ($)	Depreciation
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	TRY	900,000	498,339	$(34,676)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	1,810,195	980,073	(164,265)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	6,195,838	3,520,362	(424,713)
Total							$(623,654)

Total Return Swap Contracts on Futures at November 30, 2012

		Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Market Value	Appreciation ($)	Depreciation ($)
Barclays	Corn Futures	March 14, 2013	USD	338,737	16,200	—
Barclays	Euro-Bobl, 5-year Futures	December 6, 2012	EUR	1,808,000	2,102	—
Barclays	Euro-SCHATZ Futures	December 6, 2012	EUR	46,108,167	—	(41,538)
Barclays	Gold 100 oz Futures	February 26, 2013	USD	3,596,670	—	(60,830)
Barclays	LME Primary Aluminum Futures	December 19, 2012	USD	(262,656)	—	(10,781)
Barclays	Silver Futures	March 26, 2013	USD	831,975	—	(3,358)
Barclays	Soybean Futures	January 14, 2013	USD	(719,375)	44,938	—
Barclays	Soybean Futures	January 14, 2013	USD	719,375	—	(32,700)
Barclays	Soybean Futures	March 14, 2013	USD	71,625	113	—
JPMorgan	Swiss Market Index Futures	December 21, 2012	CHF	5,150,103	—	(7,325)
Barclays	U.S. Treasury Note, 2-year Futures	March 28, 2013	USD	7,054,500	132,308	—
Barclays	U.S. Treasury Note, 5-year Futures	April 3, 2013	USD	2,619,094	294	—
Barclays	Wheat Futures	March 14, 2013	USD	474,925	149	—
Total					196,104	(156,532)

Notes to Portfolio of Investments
(a) Non-income producing.

(b)	Securities are pledged with brokers as collateral for securities sold short.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable rate security. The interest rate shown reflects the rate as of November 30, 2012.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $6,400,786 or 1.26% of net assets.

(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to $874,838, which represents 0.17% of net assets.

(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $425,308, representing 0.08% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Sri Lanka Government International Bond
Senior Unsecured
07/25/22 5.875%	07-17-12	400,000

(i)	Zero coupon bond.
(j)

At November 30, 2012, investments in securities included securities valued at $16,199,023 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(k)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	126,810,627	111,946,589	(75,671,686)	—	163,085,530	51,837	163,085,530

(m)	At November 30, 2012, cash or short-term securities were designated to cover open put and/or call options written.
(n)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $486,684,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$13,032,000
Unrealized Depreciation	(5,504,000)
Net Unrealized Appreciation	$7,528,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,836,890	727,658	—	21,564,548
Consumer Staples	12,867,673	500,269	—	13,367,942
Energy	45,692,792	1,197,944	—	46,890,736
Financials	23,775,052	2,030,693	—	25,805,745
Health Care	13,071,452	983,684	—	14,055,136
Industrials	19,362,684	3,742,372	—	23,105,056
Information Technology	23,198,247	—	—	23,198,247
Materials	10,003,814	1,753,872	—	11,757,686
Telecommunication Services	4,698,672	2,079,950	—	6,778,622
Utilities	—	578,528	—	578,528
Common Stocks — Investments Sold Short
Consumer Discretionary	(6,843,027)	—	—	(6,843,027)
Consumer Staples	(1,176,413)	—	—	(1,176,413)
Energy	(1,556,735)	—	—	(1,556,735)
Financials	(4,017,642)	(1,383,064)	—	(5,400,706)
Industrials	(3,121,576)	—	—	(3,121,576)
Information Technology	(1,519,736)	—	—	(1,519,736)
Materials	(2,938,923)	(438)	—	(2,939,361)
Telecommunication Services	(2,016,284)	(2,228,495)	—	(4,244,779)
Utilities	—	(578,528)	—	(578,528)
Preferred Stocks
Financials	3,075,771	—	—	3,075,771
Exchange-Traded Funds	2,486,050	—	—	2,486,050
Exchange-Traded Funds — Investments Sold Short	(3,233,887)	(50,846)	—	(3,284,733)
Rights
Materials	—	556,965	—	556,965
Rights — Investments Sold Short
Materials	—	(10,293)	—	(10,293)
Convertible Preferred Stocks
Consumer Discretionary	1,140,690	—	—	1,140,690
Total Equity Securities	153,785,564	9,900,271	—	163,685,835
Bonds
Corporate Bonds & Notes	—	18,915,664	—	18,915,664
Convertible Bonds	—	5,817,513	—	5,817,513
Foreign Government Obligations	—	41,608,463	—	41,608,463
Inflation-Indexed Bonds	—	5,290,193	—	5,290,193
Total Bonds	—	71,631,833	—	71,631,833
Short-Term Securities
Treasury Bills	39,897,386	23,845,698	—	63,743,084
Total Short-Term Securities	39,897,386	23,845,698	—	63,743,084
Other
Options Purchased Calls	661,616	—	—	661,616
Options Purchased Puts	728,470	—	—	728,470
Money Market Funds	163,085,530	—	—	163,085,530
Total Other	164,475,616	—	—	164,475,616
Investments in Securities	358,158,566	105,377,802	—	463,536,368
Derivatives
Assets
Futures Contracts	1,450,078	—	—	1,450,078
Forward Foreign Currency Exchange Contracts	—	8,407,645	—	8,407,645
Credit Default Swap Contracts	—	539,593	—	539,593
Interest Rate Swap Contracts	—	557,570	—	557,570
Total Return Equity Swap Contracts	—	219,284	—	219,284
Total Return Swap Contracts on Futures	—	196,104	—	196,104
Liabilities
Futures Contracts	(1,677,807)	—	—	(1,677,807)
Options Contracts Written	(1,264,173)	—	—	(1,264,173)
Forward Foreign Currency Exchange Contracts	—	(6,593,233)	—	(6,593,233)
Credit Default Swap Contracts	—	(2,578,922)	—	(2,578,922)
Cross-Currency Swap Contracts	—	(623,654)	—	(623,654)
Interest Rate Swap Contracts	—	(19,773)	—	(19,773)
Total Return Equity Swap Contracts	—	(5,904)	—	(5,904)
Total Return Swap Contracts on Futures	—	(156,532)	—	(156,532)
Total	356,666,664	105,319,980	—	461,986,644

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of August 31, 2012	1,140,000
Accrued discounts/premiums	7
Realized gain (loss)	(49,993)
Change in unrealized appreciation (depreciation)(a)	(90,007)
Sales	(1,000,007)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2012	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $0.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios Multi-Manager Core Plus Bond Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 31.1%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$289,000	$285,388
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	519,000	544,950
Boeing Co. (The) Senior Unsecured
02/15/20	4.875%	1,220,000	1,485,295
Embraer SA Senior Unsecured
06/15/22	5.150%	1,450,000	1,573,250
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	515,000	552,338
Kratos Defense & Security Solutions, Inc.
Senior Secured
06/01/17	10.000%	582,000	634,380
L-3 Communications Corp.
02/15/21	4.950%	3,550,000	4,025,735
Oshkosh Corp.
03/01/17	8.250%	112,000	122,360
Sequa Corp. (b)
12/01/15	13.500%	625,000	650,000
TransDigm, Inc.
12/15/18	7.750%	350,000	386,750
TransDigm, Inc. (b)
10/15/20	5.500%	200,000	204,500
Total			10,464,946

Airlines 0.7%
Continental Airlines 1997-4 Class A Pass-Through Trust Pass-Through Certificates
01/02/18	6.900%	962,018	1,038,980
Continental Airlines 1999-1 Class A Pass-Through Trust Pass-Through Certificates
08/02/20	6.545%	3,892,985	4,301,749
Continental Airlines 2007-1 Class A Pass-Through Trust Pass-Through Certificates
04/19/22	5.983%	5,600,145	6,258,162
Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,881,983	4,255,624
JetBlue Airways 2004-2 G-2 Pass-Through Trust Pass-Through Certificates (c)
05/15/18	0.760%	5,910,000	5,156,475
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,577,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Airlines (continued)
U.S. Airways 2012-1 Class A Pass-Through Trust Pass-Through Certificates
04/01/26	5.900%	$4,000,000	$4,340,000
U.S. Airways Pass-Through Trust Pass-Through Certificates (d)
12/03/26	4.625%	4,425,000	4,519,031
Total			35,447,291

Automotive 1.2%
Affinia Group, Inc.
11/30/14	9.000%	450,000	451,125
Allison Transmission, Inc. (b)
05/15/19	7.125%	492,000	523,980
American Axle & Manufacturing, Inc.
11/15/19	7.750%	600,000	649,500
American Honda Finance Corp.
Senior Unsecured (b)
10/01/18	7.625%	2,250,000	2,941,801
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	335,000	365,569
06/15/21	8.250%	200,000	220,250
Daimler Finance North America LLC (b)
01/11/17	2.950%	12,000,000	12,638,832
Dana Holding Corp.
Senior Unsecured
02/15/21	6.750%	104,000	109,720
Delphi Corp.
05/15/19	5.875%	97,000	104,760
Exide Technologies
Senior Secured
02/01/18	8.625%	500,000	405,000
Ford Motor Co.
Senior Unsecured
07/16/31	7.450%	2,837,000	3,560,435
11/01/46	7.400%	1,690,000	2,040,675
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	1,455,000	1,546,501
06/15/16	3.984%	11,867,000	12,539,123
06/12/17	3.000%	1,600,000	1,630,339
09/20/22	4.250%	1,100,000	1,142,304
Harley-Davidson Financial Services, Inc. (b)
03/15/17	2.700%	1,380,000	1,433,614
Hyundai Capital Services, Inc.
Senior Unsecured (b)
07/27/16	4.375%	2,000,000	2,162,224
IDQ Holdings, Inc.
Senior Secured (b)
04/01/17	11.500%	300,000	324,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
International Automotive Components Group SA Secured (b)
06/01/18	9.125%	$575,000	$534,750
JB Poindexter & Co., Inc. Senior Unsecured (b)
04/01/22	9.000%	375,000	384,375
Jaguar Land Rover PLC (b)
05/15/21	8.125%	300,000	328,500
Johnson Controls, Inc. Senior Unsecured
09/15/13	4.875%	5,000,000	5,161,585
Lear Corp.
03/15/18	7.875%	213,000	230,573
Nissan Motor Acceptance Corp.
Senior Unsecured (b)
09/12/17	1.950%	4,500,000	4,581,778
Pittsburgh Glass Works LLC
Senior Secured (b)
04/15/16	8.500%	450,000	410,625
RCI Banque SA
Senior Unsecured (b)
04/12/16	4.600%	1,120,000	1,185,416
Schaeffler Finance BV
Senior Secured (b)
02/15/19	8.500%	758,000	841,380
Tower Automotive Holdings USA LLC/Finance, Inc.
Senior Secured (b)
09/01/17	10.625%	300,000	327,000
UCI International, Inc.
02/15/19	8.625%	625,000	603,906
Visteon Corp.
04/15/19	6.750%	451,000	475,805
Total			59,855,445

Banking 5.4%
ABN AMRO North America Holding Preferred Capital Repackaging Trust I (b)(c)
12/29/49	3.407%	5,360,000	5,373,400
ANZ New Zealand International Ltd. Bank Guaranteed (b)
12/21/12	2.375%	580,000	580,654
Abbey National Treasury Services PLC Bank Guaranteed (b)
11/10/14	3.875%	2,375,000	2,452,952
American Express Credit Corp. Senior Unsecured
09/19/16	2.800%	360,000	382,606

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Banco Bradesco SA
Subordinated Notes
01/16/21	5.900%	$300,000	$323,250
Banco Santander SA
Senior Unsecured (b)
11/09/22	4.125%	200,000	201,500
Bancolombia SA
Subordinated Notes
07/26/20	6.125%	100,000	110,000
Bank of America Corp.
Senior Unsecured
09/01/15	3.700%	8,640,000	9,130,838
01/24/22	5.700%	4,800,000	5,839,027
Bank of Montreal
Senior Unsecured
11/06/22	2.550%	8,210,000	8,190,321
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	800,000	962,554
Barclays Bank PLC (b)(c)
09/29/49	7.434%	6,409,000	6,598,065
Barclays Bank PLC (c)
12/15/49	6.278%	4,145,000	3,792,675
Capital One Capital III
08/15/36	7.686%	6,035,000	6,064,813
Capital One Capital IV (c)
02/17/37	6.745%	6,975,000	7,001,156
Capital One Capital V
08/15/39	10.250%	5,211,000	5,237,055
Capital One Capital VI
05/15/40	8.875%	5,395,000	5,424,672
Citigroup, Inc.
Senior Unsecured
08/15/17	6.000%	4,000,000	4,704,948
05/15/18	6.125%	6,500,000	7,778,979
08/09/20	5.375%	10,000,000	11,800,770
01/14/22	4.500%	460,000	516,655
Subordinated Notes
08/25/36	6.125%	2,095,000	2,317,552
Citigroup, Inc. (c)
12/31/49	5.950%	3,695,000	3,759,662
Senior Unsecured
05/15/18	2.010%	2,275,000	2,276,738
City National Bank
Subordinated Notes
07/15/22	5.375%	3,300,000	3,582,643
Commonwealth Bank of Australia
Senior Unsecured (b)
10/15/14	3.750%	1,000,000	1,053,000
Credit Suisse U.S.A., Inc. Bank Guaranteed
01/15/14	5.125%	2,000,000	2,095,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	$1,000,000	$1,061,510
Discover Bank Subordinated Notes
11/18/19	8.700%	1,004,000	1,330,565
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,670,000	1,739,614
01/18/18	5.950%	4,000,000	4,629,364
04/01/18	6.150%	7,810,000	9,123,173
Grupo Aval Ltd. (b)
09/26/22	4.750%	5,000,000	5,037,500
HBOS PLC (b)
Subordinated Notes
05/21/18	6.750%	7,670,000	8,149,375
11/01/33	6.000%	5,600,000	5,053,944
HSBC Bank U.S.A. NA Subordinated Notes
04/01/14	4.625%	6,000,000	6,280,842
ICICI Bank Ltd.
Senior Unsecured
11/25/16	4.750%	200,000	208,418
11/16/20	5.750%	200,000	216,460
Industrial Senior Trust (b)
11/01/22	5.500%	5,000,000	5,000,000
JPMorgan Chase & Co. Senior Unsecured
04/23/19	6.300%	5,000,000	6,178,910
JPMorgan Chase Bank NA
Subordinated Notes
10/01/17	6.000%	2,605,000	3,085,206
JPMorgan Chase Bank NA (c)
Subordinated Notes
06/13/16	0.729%	1,500,000	1,455,372
JPMorgan Chase Capital XXI (c)
02/02/37	1.263%	14,989,000	11,190,083
JPMorgan Chase Capital XXIII (c)
05/15/47	1.310%	3,890,000	2,871,096
Lloyds Banking Group PLC (b)(c)
11/29/49	6.267%	2,975,000	2,201,500
12/31/49	6.657%	3,993,000	3,344,138
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	2,290,000	2,502,585
Morgan Stanley
Senior Unsecured
03/22/17	4.750%	4,000,000	4,335,012
01/25/21	5.750%	4,780,000	5,460,825
07/24/42	6.375%	6,300,000	7,380,097
National Australia Bank Ltd.
Senior Unsecured
08/07/15	1.600%	1,250,000	1,272,315

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
03/09/17	2.750%	$4,000,000	$4,235,692
National City Preferred Capital Trust I (c)
12/31/49	12.000%	6,920,000	6,931,280
Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,057,118
RBS Citizens Financial Group, Inc.
Subordinated Notes (b)
09/28/22	4.150%	2,000,000	2,031,210
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	9,285,000	9,500,793
State Street Corp.
03/15/18	4.956%	8,780,000	9,959,057
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%	500,000	535,184
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	237,000	260,108
U.S. Bancorp
Subordinated Notes
07/15/22	2.950%	2,622,000	2,684,278
Vesey Street Investment Trust 1 (c)
09/01/16	4.404%	480,000	518,756
Wachovia Capital Trust III (c)
03/29/49	5.570%	6,315,000	6,291,319
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	4,000,000	4,819,780
Wells Fargo Bank Subordinated Notes
02/09/15	4.750%	2,000,000	2,154,744
Wells Fargo Capital X
12/15/36	5.950%	4,080,000	4,131,000
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,404,240
Total			263,174,654

Brokerage 0.4%
Blackstone Holdings Finance Co. LLC (b)
08/15/19	4.750%	3,675,000	3,929,945
Cantor Fitzgerald LP (b)
10/15/19	7.875%	1,600,000	1,654,131
E*TRADE Financial Corp.
Senior Unsecured
11/30/17	12.500%	375,000	422,006
11/15/19	6.375%	186,000	187,628

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Brokerage (continued)
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	$868,000	$1,055,116
Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,148,563
Jefferies Group, Inc. Senior Unsecured
07/15/19	8.500%	2,800,000	3,283,000
Legg Mason, Inc. Senior Unsecured (b)
05/21/19	5.500%	580,000	637,299
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (b)
03/15/22	5.875%	300,000	313,500
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	571,000	576,710
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,533,277
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,066,995
Total			17,808,170
Building Materials 0.1%
Building Materials Corp. of America (b)
03/15/20	7.500%	600,000	657,000
Interface, Inc.
12/01/18	7.625%	217,000	233,546
Masonite International Corp. (b)
04/15/21	8.250%	500,000	535,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	633,000	629,835
Nortek, Inc.
12/01/18	10.000%	32,000	35,600
04/15/21	8.500%	691,000	751,462
Odebrecht Finance Ltd.
04/05/23	6.000%	300,000	345,000
Odebrecht Finance Ltd. (b)
06/26/22	5.125%	500,000	537,500
Ply Gem Industries, Inc.
Senior Secured
02/15/18	8.250%	425,000	451,563
Ply Gem Industries, Inc. (b)
Senior Unsecured
04/15/17	9.375%	50,000	52,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Roofing Supply Group LLC/Finance, Inc. (b)
06/01/20	10.000%	$250,000	$276,250
Total			4,505,506
Chemicals 0.5%
Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	126,000	129,465
Braskem America Finance Co.
07/22/41	7.125%	5,000,000	5,250,000
Braskem Finance Ltd.
04/15/21	5.750%	250,000	260,950
Celanese U.S. Holdings LLC
06/15/21	5.875%	265,000	296,137
Celanese US Holdings LLC
11/15/22	4.625%	43,000	44,398
Dow Chemical Co. (The)
Senior Unsecured
05/15/19	8.550%	1,500,000	2,029,996
11/15/20	4.250%	1,981,000	2,190,845
11/15/22	3.000%	2,100,000	2,095,315
11/15/42	4.375%	1,400,000	1,380,403
EI du Pont de Nemours & Co. Senior Unsecured
07/15/18	6.000%	2,000,000	2,494,400
Ferro Corp. Senior Unsecured
08/15/18	7.875%	350,000	315,875
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	250,000	221,875
Senior Secured
02/01/18	8.875%	300,000	303,000
Huntsman International LLC
06/30/16	5.500%	213,000	213,266
03/15/21	8.625%	26,000	29,445
Huntsman International LLC (b)
11/15/20	4.875%	90,000	89,100
Incitec Pivot Finance LLC (b)
12/10/19	6.000%	1,000,000	1,124,123
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	213,000	238,027
Koppers, Inc.
12/01/19	7.875%	38,000	41,753
Lubrizol Corp.
02/01/19	8.875%	1,166,000	1,644,096
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	941,000	1,123,319
04/15/24	5.750%	620,000	744,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
MacDermid, Inc. (b)
04/15/17	9.500%	$277,000	$288,772
Mexichem SAB de CV Senior Unsecured (b)
09/19/22	4.875%	700,000	740,250
Momentive Performance Materials, Inc. (b)
Senior Secured
10/15/20	8.875%	197,000	195,523
10/15/20	10.000%	200,000	192,000
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	5,000	5,700
Nufarm Australia Ltd. (b)
10/15/19	6.375%	72,000	74,520
OXEA Finance & Cy SCA Senior Secured (b)
07/15/17	9.500%	270,000	292,950
Omnova Solutions, Inc.
11/01/18	7.875%	475,000	484,500
PQ Corp. Secured (b)
05/01/18	8.750%	621,000	639,630
PTT Global Chemical PCL Senior Unsecured (b)
09/19/22	4.250%	200,000	205,355
Polypore International, Inc.
11/15/17	7.500%	161,000	174,484
Rockwood Specialties Group, Inc.
10/15/20	4.625%	197,000	201,433
Total			25,754,905
Construction Machinery 0.1%
CNH Capital LLC (b)
11/01/16	6.250%	222,000	242,535
Case New Holland, Inc.
12/01/17	7.875%	320,000	376,800
Caterpillar, Inc.
Senior Unsecured
12/15/13	7.000%	1,000,000	1,066,399
06/26/22	2.600%	2,070,000	2,103,327
Columbus McKinnon Corp.
02/01/19	7.875%	153,000	163,710
Maxim Crane Works LP Senior Secured (b)
04/15/15	12.250%	225,000	233,437
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	263,000	268,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Terex Corp.
04/01/20	6.500%	$129,000	$135,450
United Rentals North America, Inc.
12/15/19	9.250%	187,000	212,245
09/15/20	8.375%	513,000	566,224
United Rentals North America, Inc. (b)
04/15/22	7.625%	188,000	208,210
Secured
07/15/18	5.750%	389,000	418,175
Total			5,994,772
Consumer Cyclical Services 0.1%
Carlson Wagonlit BV Senior Secured (b)
06/15/19	6.875%	450,000	470,250
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,506,383
Garda World Security Corp. Senior Unsecured (b)
03/15/17	9.750%	600,000	632,280
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	231,000	252,367
Monitronics International, Inc.
04/01/20	9.125%	440,000	451,000
ServiceMaster Co.
02/15/20	8.000%	600,000	610,500
ServiceMaster Co. (b)
08/15/20	7.000%	75,000	73,406
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	730,000	719,050
Senior Unsecured
12/01/20	8.750%	203,000	199,448
Total			4,914,684
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK (b)
11/01/17	7.750%	97,000	98,940
FGI Operating Co. LLC/Finance, Inc. Secured (b)
05/01/20	7.875%	450,000	490,500
Hasbro, Inc. Senior Unsecured
03/15/40	6.350%	1,000,000	1,264,814
Libbey Glass, Inc. Senior Secured (b)
05/15/20	6.875%	425,000	451,562
Prestige Brands, Inc.
02/01/20	8.125%	200,000	223,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
Senior Secured
04/01/18	8.250%	$225,000	$247,500
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	540,000	542,700
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	97,000	100,638
11/15/22	6.625%	92,000	96,370
Spectrum Brands, Inc. (b)
03/15/20	6.750%	1,144,000	1,192,620
Visant Corp.
10/01/17	10.000%	550,000	478,500
Wolverine World Wide, Inc. (b)
10/15/20	6.125%	100,000	103,875
Total			5,291,519
Diversified Manufacturing 0.4%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	651,008
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	319,000	340,532
Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	500,000	535,000
General Electric Co.
Senior Unsecured
10/09/22	2.700%	8,110,000	8,267,707
10/09/42	4.125%	3,764,000	3,926,025
Goodrich Corp. Senior Unsecured
02/01/21	3.600%	1,000,000	1,099,586
Hutchison Whampoa International 11 Ltd. (b)
01/13/17	3.500%	1,000,000	1,064,808
Hutchison Whampoa International Ltd. (c)
12/31/49	6.000%	300,000	313,875
Mcron Finance Sub LLC/Corp. Senior Secured (b)
05/15/19	8.375%	325,000	333,125
Roper Industries, Inc. Senior Unsecured
08/15/13	6.625%	2,520,000	2,621,919
Tomkins LLC/Inc. Secured
10/01/18	9.000%	567,000	635,040
Voto-Votorantim Overseas Trading Operations NV
09/25/19	6.625%	350,000	406,875

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Votorantim Cimentos SA
04/05/41	7.250%		$250,000	$274,375
Total				20,469,875
Electric 2.0%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%		5,182,000	6,711,068
01/15/42	4.100%		1,209,000	1,270,311
American Electric Power Co., Inc. Senior Unsecured (d)
12/15/22	2.950%		750,000	753,497
American Transmission Systems, Inc. Senior Unsecured (b)
01/15/22	5.250%		2,200,000	2,562,237
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%		1,000,000	1,368,182
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%		2,773,000	3,277,461
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%		125,000	132,906
12/15/15	6.875%		307,000	349,085
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		558,000	613,800
Commonwealth Edison Co.
1st Mortgage
08/15/16	5.950%		447,000	524,505
03/15/36	5.900%		1,570,000	2,093,912
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	395,000	197,796
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/18	5.850%		3,000,000	3,681,804
04/01/38	6.750%		2,179,000	3,176,949
DPL, Inc. Senior Unsecured
10/15/21	7.250%		4,110,000	4,336,050
Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%		800,000	1,092,444
Dubai Electricity & Water Authority Senior Unsecured (b)
10/21/20	7.375%		250,000	301,750
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%		4,053,000	4,145,506

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)
Enel Finance International NV (b)
10/07/14	3.875%	$630,000	$646,670
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	225,000	250,875
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (b)
Secured
03/01/22	11.750%	250,000	253,750
Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	2,214,470
FirstEnergy Solutions Corp.
08/15/21	6.050%	2,000,000	2,281,738
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	128,000	148,160
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	2,116,000	2,384,207
Hrvatska Elektroprivreda Senior Unsecured (b)
11/09/17	6.000%	5,000,000	5,274,614
Israel Electric Corp., Ltd. Senior Secured
01/15/19	7.250%	300,000	318,000
NRG Energy, Inc.
01/15/18	7.625%	575,000	635,375
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,713,060
Nevada Power Co.
05/15/18	6.500%	2,486,000	3,103,537
08/01/18	6.500%	2,305,000	2,915,558
05/15/41	5.450%	5,280,000	6,624,711
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	910,000	1,073,103
Ohio Edison Co. Senior Unsecured
05/01/15	5.450%	575,000	627,427
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	6,847,000	7,575,493
06/01/42	5.300%	1,250,000	1,394,805
PPL Capital Funding, Inc.
06/15/22	4.200%	2,250,000	2,396,183
PSEG Power LLC
09/15/21	4.150%	1,000,000	1,091,683
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	940,000	1,149,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	$435,000	$491,748
Tampa Electric Co. Senior Unsecured
05/15/18	6.100%	3,264,000	4,113,691
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	3,390,000	4,308,724
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	1,740,000	1,841,691
Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,600,000	3,690,299
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	324,914
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,541,847
Total			98,974,996

Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	323,000	355,300
12/01/20	9.750%	23,000	25,875
Cinemark U.S.A., Inc.
06/15/19	8.625%	400,000	442,000
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,863,534
Viacom, Inc. Senior Unsecured
04/01/17	3.500%	1,500,000	1,626,848
Total			5,313,557

Environmental 0.1%
ADS Waste Holdings, Inc. Senior Unsecured (b)
10/01/20	8.250%	50,000	52,250
Clean Harbors, Inc.
08/01/20	5.250%	280,000	287,700
Clean Harbors, Inc. (b)(d)
Senior Unsecured
06/01/21	5.125%	158,000	161,555
Republic Services, Inc.
03/01/40	6.200%	2,000,000	2,560,440
Total			3,061,945

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage 0.9%
Aramark Corp.
02/01/15	8.500%	$700,000	$707,882
Bottling Group LLC
04/01/16	5.500%	3,210,000	3,691,876
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	2,046,000	2,044,918
08/02/42	3.800%	2,264,000	2,263,912
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	3,502,000	3,878,325
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	2,565,000	3,271,509
Dean Foods Co.
12/15/18	9.750%	575,000	648,312
Del Monte Corp.
02/15/19	7.625%	600,000	616,500
Diageo Capital PLC
01/15/14	7.375%	1,000,000	1,073,856
Grupo Bimbo SAB de CV (b)
01/25/22	4.500%	400,000	440,709
Heineken NV Senior Notes (b)
10/01/42	4.000%	690,000	667,772
Hershey Co. (The) Senior Unsecured
12/01/20	4.125%	1,165,000	1,337,119
Kellogg Co.
Senior Unsecured
03/06/13	4.250%	1,100,000	1,110,541
05/17/17	1.750%	720,000	738,592
Kraft Foods Group, Inc. (b)
Senior Unsecured
06/04/15	1.625%	1,000,000	1,015,575
06/06/22	3.500%	2,000,000	2,135,740
Michael Foods Group, Inc.
07/15/18	9.750%	875,000	971,250
Mondelez International, Inc.
Senior Unsecured
02/01/18	6.125%	5,000,000	6,119,945
02/09/40	6.500%	1,170,000	1,581,949
Pernod-Ricard SA Senior Unsecured (b)
07/15/22	4.250%	3,300,000	3,597,198
Pinnacle Foods Finance LLC/Corp.
04/01/15	9.250%	55,000	55,963
09/01/17	8.250%	500,000	525,000
Ralcorp Holdings, Inc. Senior Secured
08/15/39	6.625%	1,000,000	1,192,881

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Smithfield Foods, Inc. Senior Unsecured
07/01/17	7.750%	$425,000	$483,437
Tyson Foods, Inc.
06/15/22	4.500%	1,000,000	1,077,200
US Foods, Inc. Senior Unsecured (b)
06/30/19	8.500%	675,000	681,750
Virgolino de Oliveira Finance Ltd. (b)
02/09/22	11.750%	3,000,000	2,950,500
Total			44,880,211

Gaming 0.1%
Affinity Gaming LLC/Finance Corp. (b)
05/15/18	9.000%	450,000	468,000
American Casino & Entertainment Properties LLC/Finance Corp. Senior Secured
06/15/14	11.000%	425,000	436,953
Ameristar Casinos, Inc.
04/15/21	7.500%	125,000	133,125
Caesars Entertainment Operating Co., Inc. Senior Secured (b)
02/15/20	8.500%	836,000	819,280
MGM Resorts International
03/01/18	11.375%	251,000	298,062
Senior Secured
03/15/20	9.000%	135,000	150,188
MGM Resorts International (b)
02/01/19	8.625%	950,000	1,040,250
10/01/20	6.750%	31,000	31,233
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	25,000	28,531
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	294,000	335,160
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (b)
06/15/19	9.500%	300,000	321,750
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	406,000	442,540
Senior Secured
10/01/20	6.535%	314,000	338,297
Seneca Gaming Corp. (b)
12/01/18	8.250%	233,000	242,902
Studio City Finance Ltd. (b)
12/01/20	8.500%	433,000	454,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gaming (continued)
Sugarhouse HSP Gaming Prop Mezz LP/Finance Corp. Secured (b)
04/15/16	8.625%	$175,000	$187,031
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	99,000	87,863
Total			5,815,815

Gas Distributors 0.1%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	257,000	313,216
Sempra Energy
Senior Unsecured
06/01/16	6.500%	3,930,000	4,646,565
02/15/19	9.800%	1,000,000	1,402,008
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured (b)
08/01/21	7.375%	401,000	430,574
Total			6,792,363

Gas Pipelines 1.9%
Access Midstream Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	344,500
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	6,471,000	7,532,199
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	275,000	289,438
Crosstex Energy LP/Finance Corp.
02/15/18	8.875%	250,000	271,250
El Paso LLC
09/15/20	6.500%	1,119,000	1,253,672
01/15/32	7.750%	175,000	205,329
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	4,020,000	4,572,927
Enbridge Energy Partners LP Senior Unsecured
09/15/40	5.500%	1,000,000	1,124,980
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	750,000	851,250
Enterprise Products Operating LLC
01/31/14	9.750%	5,820,000	6,407,092
02/01/41	5.950%	3,218,000	3,763,773
02/15/42	5.700%	1,215,000	1,402,551
Florida Gas Transmission Co. LLC Senior Unsecured (b)
07/15/22	3.875%	2,250,000	2,396,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	$452,000	$472,905
Holly Energy Partners LP/Finance Corp. (b)
03/01/20	6.500%	325,000	341,250
Inergy Midstream LP/Finance Corp. (b)(d)
12/15/20	6.000%	125,000	127,188
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	7,750,000	8,264,228
01/15/38	6.950%	1,340,000	1,702,213
09/01/39	6.500%	1,797,000	2,216,576
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	488,000	531,920
02/15/23	5.500%	269,000	283,123
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,814,986
12/15/40	6.250%	1,890,000	2,296,446
02/15/43	5.250%	1,650,000	1,769,343
Plains All American Pipeline LP/Finance Corp.
02/01/21	5.000%	1,515,000	1,767,763
01/15/37	6.650%	970,000	1,285,283
Regency Energy Partners LP/Corp.
04/15/23	5.500%	261,000	274,050
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	354,000	385,860
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,910,000	3,261,999
Southern Natural Gas Co. LLC
Senior Unsecured
02/15/31	7.350%	910,000	1,245,048
03/01/32	8.000%	1,795,000	2,648,912
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	870,000	886,312
Targa Resources Partners LP/Finance Corp. (b)
08/01/22	6.375%	325,000	352,625
Tennessee Gas Pipeline Co. LLC
Senior Unsecured
06/15/32	8.375%	3,465,000	5,115,251
04/01/37	7.625%	550,000	793,017
Texas Eastern Transmission LP Senior Unsecured (b)
10/15/22	2.800%	3,350,000	3,391,013
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	7,458,000	8,016,090
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04/15/16	6.400%	2,994,000	3,488,812
Transcontinental Gas Pipe Line Co. LLC (b)
Senior Unsecured
08/01/42	4.450%	3,470,000	3,633,599

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Gas Pipelines (continued)

Transportadora de Gas Internacional SA ESP Senior Unsecured
03/20/22	5.700%	$200,000	$221,000
Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	1,850,000	2,285,375
Williams Partners LP
Senior Unsecured
11/15/20	4.125%	2,000,000	2,194,132
04/15/40	6.300%	1,905,000	2,340,931
Total			93,822,438

Health Care 1.1%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	51,572	54,537
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	256,000	270,720
Amsurg Corp. (b)
11/30/20	5.625%	95,000	95,950
Biomet, Inc. (b)
08/01/20	6.500%	341,000	356,345
10/01/20	6.500%	123,000	121,770
CDRT Holding Corp. Senior Notes (b)
10/01/17	9.250%	325,000	325,000
CHS/Community Health Systems, Inc.
11/15/19	8.000%	236,000	256,945
Senior Secured
08/15/18	5.125%	300,000	315,750
CRC Health Corp.
02/01/16	10.750%	275,000	266,750
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	363,000	395,670
DJO Finance LLC/Corp.
04/15/18	7.750%	650,000	606,125
DJO Finance LLC/Corp. (b)
Secured
03/15/18	8.750%	50,000	54,500
Senior Unsecured
04/15/18	9.875%	100,000	100,250
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	227,000	237,215
Emdeon, Inc.
12/31/19	11.000%	803,000	921,442
Emergency Medical Services Corp.
06/01/19	8.125%	700,000	747,250
Express Scripts Holding Co. (b)
02/15/17	2.650%	5,480,000	5,725,411
02/15/22	3.900%	3,155,000	3,401,055

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	$87,000	$92,873
01/31/22	5.875%	112,000	120,120
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	215,000	241,338
HCA, Inc.
02/15/22	7.500%	2,568,000	2,921,100
05/01/23	5.875%	58,000	60,030
Senior Secured
02/15/20	6.500%	148,000	166,130
02/15/20	7.875%	3,827,000	4,300,591
09/15/20	7.250%	2,712,000	3,023,880
05/01/23	4.750%	38,000	38,380
Hanger, Inc.
11/15/18	7.125%	133,000	139,983
HealthSouth Corp.
02/15/20	8.125%	114,000	125,258
Hologic, Inc. (b)
08/01/20	6.250%	368,000	391,000
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	861,000	813,645
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	126,000	130,095
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	124,000	128,960
Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	1,000,000	1,065,140
Long Island College Hospital Senior Unsecured
11/01/42	4.800%	4,400,000	4,636,361
McKesson Corp. Senior Unsecured (d)
12/15/22	2.700%	4,770,000	4,817,733
Multiplan, Inc. (b)
09/01/18	9.875%	1,007,000	1,110,217
NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	4,018,320
Omnicare, Inc.
06/01/20	7.750%	525,000	581,437
PSS World Medical, Inc.
03/01/22	6.375%	150,000	176,250
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	233,000	254,553

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Health Care (continued)

Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	$425,000	$421,812
Quest Diagnostic, Inc.
01/30/20	4.750%	500,000	557,432
Radnet Management, Inc.
04/01/18	10.375%	101,000	102,263
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	130,000	123,500
STHI Holding Corp. Secured (b)
03/15/18	8.000%	203,000	220,763
Tenet Healthcare Corp.
Senior Secured
07/01/19	8.875%	5,000,000	5,600,000
Tenet Healthcare Corp. (b)
02/01/20	6.750%	113,000	114,554
Senior Secured
06/01/20	4.750%	249,000	250,868
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	452,000	484,770
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	413,437
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	71,000	73,840
VWR Funding, Inc. (b)
09/15/17	7.250%	619,000	636,022
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	929,000	964,999
02/01/19	7.750%	132,000	135,960
Total			53,706,299

Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	247,000	288,990
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	3,250,000	3,264,888
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,930,113
Total			6,483,991

Home Construction —%
Beazer Homes USA, Inc.
05/15/19	9.125%	87,000	90,045

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Home Construction (continued)

KB Home
03/15/20	8.000%	$108,000	$120,960
Meritage Homes Corp.
04/01/22	7.000%	120,000	130,200
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	192,000	211,200
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	255,000	267,750
Total			820,155

Independent Energy 1.2%
ATP Oil & Gas Corp. Secured (e)
05/01/15	11.875%	350,000	30,625
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	1,255,000	1,506,845
03/15/40	6.200%	940,000	1,162,142
Antero Resources Finance Corp.
12/01/17	9.375%	13,000	14,300
08/01/19	7.250%	57,000	61,560
Antero Resources Finance Corp. (b)
12/01/20	6.000%	250,000	250,625
Apache Corp.
Senior Unsecured
09/01/40	5.100%	1,000,000	1,148,171
Apache Corp. (d)
Senior Unsecured
01/15/44	4.250%	3,250,000	3,311,513
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,159,408
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	382,000	405,875
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	366,437
11/15/22	7.625%	215,000	220,375
Chesapeake Energy Corp.
03/15/19	6.775%	550,000	551,375
08/15/20	6.625%	381,000	399,097
02/15/21	6.125%	430,000	435,375
Comstock Resources, Inc.
06/15/20	9.500%	162,000	172,125
Concho Resources, Inc.
01/15/21	7.000%	1,109,000	1,222,672
Conoco Funding Co.
10/15/31	7.250%	3,000,000	4,500,336
Continental Resources, Inc.
04/01/21	7.125%	301,000	339,754
09/15/22	5.000%	7,303,000	7,741,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Denbury Resources, Inc.
03/01/16	9.750%	$166,000	$176,790
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,100,000	1,376,107
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	876,000	970,170
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,179,280
Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	475,000	535,562
Forest Oil Corp.
06/15/19	7.250%	500,000	500,000
Halcon Resources Corp. (b)
07/15/20	9.750%	300,000	318,000
05/15/21	8.875%	292,000	302,220
Hess Corp.
Senior Unsecured
08/15/31	7.300%	1,216,000	1,660,199
02/15/41	5.600%	2,000,000	2,370,492
Kodiak Oil & Gas Corp.
12/01/19	8.125%	760,000	828,400
Laredo Petroleum, Inc.
02/15/19	9.500%	223,000	249,760
05/01/22	7.375%	209,000	226,243
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	500,000	527,500
MEG Energy Corp. (b)
03/15/21	6.500%	287,000	299,556
01/30/23	6.375%	143,000	148,363
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,450,000	2,621,500
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	2,270,000	2,909,402
07/30/39	7.500%	2,450,000	3,534,742
Oasis Petroleum, Inc.
11/01/21	6.500%	1,048,000	1,103,020
01/15/23	6.875%	223,000	235,822
PTTEP Canada International Finance Ltd (b)
06/12/42	6.350%	300,000	380,865
Plains Exploration & Production Co.
11/15/20	6.500%	499,000	508,980
02/15/23	6.875%	377,000	388,310
QEP Resources, Inc.
Senior Unsecured
10/01/22	5.375%	170,000	178,925
05/01/23	5.250%	258,000	270,900
Range Resources Corp.
05/15/19	8.000%	246,000	270,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Independent Energy (continued)

Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	$1,307,900	$1,464,848
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	115,000	121,325
01/01/23	6.500%	138,000	145,590
Sandridge Energy, Inc.
10/15/22	8.125%	650,000	695,500
02/15/23	7.500%	95,000	99,038
Talisman Energy, Inc. Senior Unsecured
05/15/42	5.500%	540,000	611,306
W&T Offshore, Inc.
06/15/19	8.500%	350,000	367,500
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	14,008
Woodside Finance Ltd. (b)
05/10/21	4.600%	2,548,000	2,838,393
Total			56,429,006

Integrated Energy 0.5%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	4,109,479
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,224,421
Lone Pine Resources Canada Ltd.
02/15/17	10.375%	200,000	186,000
Lukoil International Finance BV
11/09/20	6.125%	250,000	283,500
Lukoil International Finance BV (b)
11/09/20	6.125%	211,000	239,900
Pacific Rubiales Energy Corp. (b)
12/12/21	7.250%	200,000	232,260
Shell International Finance BV
08/21/22	2.375%	7,810,000	7,895,910
03/25/40	5.500%	2,253,000	2,946,135
XTO Energy, Inc. Senior Unsecured
06/15/38	6.375%	2,000,000	2,991,962
Total			22,109,567

Life Insurance 1.6%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,244,466
Aflac, Inc. Senior Unsecured
12/17/39	6.900%	1,000,000	1,306,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
American International Group, Inc. Senior Unsecured
12/15/20	6.400%	$3,000,000	$3,678,210
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	1,000,000	1,138,476
ING Groep NV (c)
12/29/49	5.775%	4,211,000	3,942,549
ING U.S., Inc. (b)
07/15/22	5.500%	1,685,000	1,826,516
Lincoln National Corp.
Senior Unsecured
06/15/40	7.000%	2,610,000	3,343,830
Lincoln National Corp. (c)
05/17/66	7.000%	2,130,000	2,151,300
04/20/67	6.050%	3,040,000	2,994,400
Massachusetts Mutual Life Insurance Co. Subordinated Notes (b)
06/01/39	8.875%	5,500,000	8,454,556
MetLife Capital Trust X (b)
04/08/38	9.250%	4,149,000	5,725,620
MetLife, Inc.
12/15/36	6.400%	1,265,000	1,343,893
08/01/39	10.750%	3,295,000	5,037,231
Senior Unsecured
08/15/18	6.817%	3,000,000	3,782,670
12/15/22	3.048%	1,000,000	1,023,736
Metropolitan Life Global Funding I (b)
Secured
06/29/15	1.700%	2,000,000	2,044,504
Senior Secured
04/11/22	3.875%	4,000,000	4,349,408
New York Life Insurance Co. Subordinated Notes (b)
11/15/39	6.750%	1,000,000	1,411,057
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (b)
03/30/40	6.063%	2,800,000	3,675,804
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,538,323
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	6,000,000	6,610,434
12/01/17	6.000%	217,000	261,416
12/14/36	5.700%	2,200,000	2,500,951
Prudential Financial, Inc. (c)
06/15/38	8.875%	6,129,000	7,446,735
09/15/42	5.875%	2,890,000	2,955,025
Total			79,788,048

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	$200,000	$219,000
Host Hotels & Resorts LP Senior Unsecured
10/01/21	6.000%	300,000	344,250
Marriott International, Inc. Senior Unsecured
03/01/19	3.000%	1,700,000	1,757,926
Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	2,000,000	2,070,120
Total			4,391,296
Media Cable 0.8%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,725,000	6,197,313
01/31/22	6.625%	588,000	639,450
09/30/22	5.250%	72,000	72,540
COX Communications, Inc. Senior Unsecured
06/01/13	4.625%	2,540,000	2,591,803
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	258,000	296,700
02/15/19	8.625%	44,000	51,920
CSC Holdings LLC (b)
Senior Unsecured
11/15/21	6.750%	64,000	70,400
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	121,000	133,705
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	124,000	127,410
Comcast Corp.
01/15/17	6.500%	4,700,000	5,704,038
07/15/22	3.125%	3,780,000	3,949,042
Cox Communications, Inc. Senior Unsecured (b)
12/15/22	3.250%	500,000	506,155
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	3,395,000	3,568,250
03/01/16	3.500%	4,215,000	4,484,191
03/15/17	2.400%	3,720,000	3,812,535
03/01/21	5.000%	1,171,000	1,307,617
03/01/41	6.375%	1,500,000	1,734,636
DISH DBS Corp.
07/15/17	4.625%	200,000	206,500
06/01/21	6.750%	481,000	543,530
07/15/22	5.875%	175,000	187,469
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	344,000	356,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
Time Warner Cable, Inc.
05/01/17	5.850%	$1,105,000	$1,309,523
04/01/19	8.250%	880,000	1,173,793
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)(d)
01/15/23	5.500%	206,000	206,000
Videotron Ltd.
07/15/22	5.000%	107,000	110,210
Virgin Media Finance PLC
02/15/22	4.875%	200,000	205,500
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	7,000	7,175
Total			39,554,305
Media Non-Cable 0.8%
AMC Networks, Inc.
07/15/21	7.750%	629,000	717,060
Clear Channel Communications, Inc.
08/01/16	10.750%	156,000	113,490
Senior Secured
03/01/21	9.000%	500,000	441,250
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	1,097,000	1,075,060
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	155,000	154,225
11/15/22	6.500%	519,000	521,595
Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	672,000
Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	387,000
Discovery Communications LLC
06/01/20	5.050%	2,000,000	2,348,428
Entercom Radio LLC
12/01/19	10.500%	300,000	329,250
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	324,000	350,730
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	333,000	337,995
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	200,000	262,528
01/15/40	6.625%	200,000	259,022
Hughes Satellite Systems Corp.
06/15/21	7.625%	347,000	386,905
Senior Secured
06/15/19	6.500%	111,000	119,325
Intelsat Jackson Holdings SA
11/01/19	8.500%	2,400,000	2,676,000
Intelsat Jackson Holdings SA (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
12/15/22	6.625%	$422,000	$422,000
Senior Unsecured
10/15/20	7.250%	1,078,000	1,148,070
Interpublic Group of Companies, Inc. (The) Senior Unsecured
11/15/17	2.250%	1,500,000	1,480,371
Lamar Media Corp. (b)
05/01/23	5.000%	300,000	300,750
Logo Merger Sub Corp. Senior Notes (b)
10/15/20	8.375%	300,000	304,500
Moody’s Corp. Senior Unsecured
09/01/20	5.500%	800,000	898,607
NBCUniversal Media LLC
Senior Unsecured
04/01/16	2.875%	1,495,000	1,583,686
04/30/20	5.150%	2,280,000	2,713,788
01/15/23	2.875%	720,000	724,349
National CineMedia LLC Senior Secured
04/15/22	6.000%	249,000	263,318
News America, Inc.
08/15/20	5.650%	1,760,000	2,125,814
12/15/35	6.400%	855,000	1,069,330
01/09/38	6.750%	2,500,000	3,092,420
02/15/41	6.150%	1,580,000	1,988,062
Nielsen Finance LLC/Co.
10/15/18	7.750%	159,000	177,285
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	733,000	731,167
Omnicom Group, Inc.
05/01/22	3.625%	1,000,000	1,047,857
Pearson Funding Two PLC (b)
05/17/16	4.000%	1,200,000	1,298,261
SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	425,000	469,625
Salem Communications Corp. Secured
12/15/16	9.625%	176,000	194,920
Starz LLC/Finance Corp. Senior Unsecured (b)
09/15/19	5.000%	138,000	141,278
Townsquare Radio LLC/Inc. (b)
04/01/19	9.000%	300,000	327,000
Univision Communications, Inc. (b)
05/15/21	8.500%	244,000	250,710
Senior Secured
11/01/20	7.875%	247,000	263,673
09/15/22	6.750%	185,000	186,850
WPP Finance 2010
09/07/42	5.125%	2,000,000	2,010,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
XM Satellite Radio, Inc. (b)
11/01/18	7.625%	$475,000	$523,687
Total			36,889,751
Metals 0.8%
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	1,650,000	1,742,308
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,883,139
Alpha Natural Resources, Inc.
04/15/18	9.750%	262,000	272,480
06/01/19	6.000%	294,000	259,455
Anglo American Capital PLC (b)
04/03/17	2.625%	2,000,000	2,026,348
AngloGold Ashanti Holdings PLC
08/01/22	5.125%	800,000	796,273
04/15/40	6.500%	1,010,000	992,162
ArcelorMittal (c)
Senior Unsecured
08/05/20	5.750%	5,000,000	4,964,135
10/15/39	7.500%	1,571,000	1,437,943
03/01/41	7.250%	1,155,000	1,031,358
Arch Coal, Inc.
06/15/21	7.250%	84,000	75,180
Arch Coal, Inc. (b)
06/15/19	9.875%	267,000	269,003
Barrick Gold Corp. Senior Unsecured
04/01/19	6.950%	2,500,000	3,129,122
Bumi Investment Pte Ltd. Senior Secured
10/06/17	10.750%	350,000	287,000
Calcipar SA Senior Secured (b)
05/01/18	6.875%	245,000	245,000
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	133,000	135,328
11/01/19	8.250%	362,000	368,335
Gerdau Trade, Inc. (b)
01/30/21	5.750%	1,500,000	1,644,450
Hyundai Steel Co. Senior Unsecured (b)
04/21/16	4.625%	1,000,000	1,073,900
Inmet Mining Corp. (b)
06/01/20	8.750%	350,000	378,000
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	138,000	142,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
Newcrest Finance Pty Ltd. (b)
10/01/22	4.200%	$1,000,000	$1,035,314
Newmont Mining Corp.
10/01/19	5.125%	300,000	345,929
PT Berau Coal Energy Tbk Senior Secured (b)
03/13/17	7.250%	3,000,000	2,775,000
Peabody Energy Corp.
11/15/21	6.250%	256,000	265,600
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	392,000	395,920
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,985,847
Rio Tinto Finance USA PLC
08/21/22	2.875%	1,000,000	1,018,615
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%	200,000	199,281
Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	5,000,000	4,896,350
Vale Overseas Ltd.
01/11/22	4.375%	150,000	158,876
11/21/36	6.875%	250,000	309,367
Total			36,539,158
Non-Captive Consumer 0.2%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	847,000	951,593
Discover Financial Services (b)
Senior Unsecured
11/21/22	3.850%	3,231,000	3,256,005
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	2,700,000	2,666,250
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	3,740,000	4,445,487
SLM Corp. Senior Unsecured
03/25/20	8.000%	317,000	362,172
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	383,000	338,955
Total			12,020,462
Non-Captive Diversified 1.1%
Ally Financial, Inc.
02/12/15	8.300%	1,175,000	1,313,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Diversified (continued)
12/01/17	6.250%	$325,000	$358,974
03/15/20	8.000%	1,057,000	1,300,110
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	2,095,000
03/15/18	5.250%	1,099,000	1,166,314
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	118,000	130,980
Senior Unsecured
02/15/19	5.500%	736,000	782,000
General Electric Capital Corp.
Senior Unsecured
05/01/13	4.800%	15,000,000	15,271,545
01/08/20	5.500%	5,000,000	5,959,316
10/17/21	4.650%	2,335,000	2,653,174
09/07/22	3.150%	10,185,000	10,420,640
01/14/38	5.875%	8,500,000	10,305,340
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	625,000	714,844
12/15/20	8.250%	938,000	1,091,928
08/15/22	5.875%	575,000	587,737
Total			54,150,964
Oil Field Services 0.3%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	674,000	719,495
Chesapeake Oilfield Operating Llc (b)
11/15/19	6.625%	275,000	258,500
Cie Generale de Geophysique - Veritas
06/01/21	6.500%	650,000	682,500
Drill Rigs Holdings, Inc. Senior Secured (b)
10/01/17	6.500%	75,000	74,437
Forbes Energy Services Ltd.
06/15/19	9.000%	250,000	225,625
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	327,000	327,000
Green Field Energy Services, Inc. (b)(f)
Senior Secured
11/15/16	13.250%	8,000	8,000
Nabors Industries, Inc.
09/15/21	4.625%	2,000,000	2,152,080
Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,590,324
Offshore Group Investments Ltd. Senior Secured
08/01/15	11.500%	343,000	377,300
PHI, Inc.
10/15/18	8.625%	475,000	505,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Oil Field Services (continued)
SESI LLC
05/01/19	6.375%	$250,000	$266,250
12/15/21	7.125%	150,000	166,875
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,134,769
03/15/38	7.000%	2,280,000	2,514,154
03/01/39	9.875%	940,000	1,294,304
Total			12,297,488
Other Financial Institutions —%
FTI Consulting, Inc. (b)
11/15/22	6.000%	122,000	124,745
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	651,780
Sasol Financing International PLC
11/14/22	4.500%	200,000	199,718
Total			976,243
Other Industry 0.3%
Belden, Inc. (b)
09/01/22	5.500%	250,000	254,375
Cleaver-Brooks, Inc. Senior Secured (b)
05/01/16	12.250%	300,000	331,500
General Cable Corp. (b)
10/01/22	5.750%	225,000	229,500
Hillman Group, Inc.
06/01/18	10.875%	500,000	538,125
Interline Brands, Inc.
11/15/18	7.500%	201,000	217,583
Interline Brands, Inc. (b)
Senior Unsecured
11/15/18	10.000%	375,000	404,531
Memorial Sloan-Kettering Cancer Center Senior Unsecured (d)
07/01/52	4.125%	3,240,000	3,249,364
Mueller Water Products, Inc.
06/01/17	7.375%	525,000	542,062
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	805,000	995,127
President and Fellows of Harvard College (b)
01/15/39	6.500%	3,755,000	5,621,723
Rexel SA (b)
12/15/19	6.125%	350,000	362,250
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	139,000	147,861

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
Valmont Industries, Inc.
04/20/20	6.625%	$1,065,000	$1,266,073
Total			14,160,074
Packaging 0.2%
Ardagh Packaging Finance PLC (b)
10/15/20	9.125%	600,000	648,000
Senior Secured
10/15/17	7.375%	120,000	130,800
BOE Merger Corp. Senior Unsecured PIK (b)
11/01/17	9.500%	250,000	245,000
Berry Plastics Corp.
Secured
05/15/18	9.500%	150,000	164,250
01/15/21	9.750%	216,000	245,700
Greif, Inc.
Senior Unsecured
02/01/17	6.750%	163,000	180,115
08/01/19	7.750%	275,000	315,563
Packaging Dynamics Corp. Senior Secured (b)
02/01/16	8.750%	225,000	236,813
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	157,000	161,710
08/15/19	9.875%	262,000	277,720
02/15/21	8.250%	1,575,000	1,563,187
Senior Secured
08/15/19	7.875%	152,000	167,200
02/15/21	6.875%	697,000	751,017
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
10/15/20	5.750%	350,000	357,875
Sealed Air Corp. (b)
09/15/21	8.375%	637,000	716,625
Senior Unsecured
12/01/20	6.500%	65,000	67,925
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,146,876
Total			7,376,376
Paper 0.2%
International Paper Co. Senior Unsecured
08/15/21	7.500%	2,500,000	3,295,395
Longview Fibre Paper & Packaging, Inc. Senior Secured (b)
06/01/16	8.000%	325,000	340,438
Packaging Corp. of America Senior Unsecured
06/15/22	3.900%	600,000	623,423

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Paper (continued)
Plum Creek Timberlands LP
03/15/23	3.250%	$1,630,000	$1,622,142
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,246,636
03/15/32	7.375%	1,630,000	2,083,873
Total			9,211,907
Pharmaceuticals 0.5%
AbbVie, Inc. (b)
11/06/42	4.400%	2,200,000	2,332,781
Catalent Pharma Solutions, Inc. (b)
10/15/18	7.875%	296,000	298,960
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,727,020
Grifols, Inc.
02/01/18	8.250%	325,000	359,531
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	295,000	302,375
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	480,000	540,000
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	3,143,000	3,942,925
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	4,800,000	4,858,944
09/15/42	3.600%	4,365,000	4,388,484
Pfizer, Inc. Senior Unsecured
03/15/19	6.200%	3,000,000	3,830,100
Roche Holdings, Inc. (b)
03/01/19	6.000%	1,365,000	1,715,976
VPI Escrow Corp. (b)
10/15/20	6.375%	345,000	365,700
Total			24,662,796
Property & Casualty 1.0%
ACE INA Holdings, Inc.
02/15/17	5.700%	2,100,000	2,486,058
Allstate Corp. (The) Senior Unsecured
08/15/14	5.000%	1,000,000	1,072,295
Berkshire Hathaway Finance Corp.
08/15/13	5.000%	4,770,000	4,923,026
05/15/42	4.400%	5,250,000	5,490,109

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	$3,435,000	$4,327,025
Chubb Corp. (The) Senior Unsecured
05/15/18	5.750%	1,000,000	1,238,923
Farmers Exchange Capital (b)
Subordinated Notes
07/15/28	7.050%	1,465,000	1,835,330
07/15/48	7.200%	1,115,000	1,380,785
Farmers Insurance Exchange Subordinated Notes (b)
05/01/24	8.625%	1,075,000	1,483,996
Hub International Ltd. (b)
10/15/18	8.125%	290,000	300,875
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,280,000	4,646,299
05/01/42	6.500%	1,890,000	2,092,725
Senior Unsecured
03/15/35	6.500%	1,710,000	1,872,041
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	3,355,000	4,982,175
Nationwide Mutual Insurance Co. (b)
Subordinated Notes
08/15/39	9.375%	1,700,000	2,446,669
Nationwide Mutual Insurance Co. (b)(c)
Subordinated Notes
12/15/24	5.810%	1,725,000	1,645,902
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	5,405,000	7,255,726
Total			49,479,959
Railroads 0.2%
BNSF Funding Trust I (c)
12/15/55	6.613%	4,067,000	4,610,961
CSX Corp. Senior Unsecured
05/30/42	4.750%	2,690,000	2,936,654
Union Pacific Corp.
Senior Unsecured
08/15/18	5.700%	1,486,000	1,817,845
07/15/22	4.163%	1,000,000	1,140,190
Total			10,505,650
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	2,995,000	3,722,617
Phillips 66 (b)
04/01/22	4.300%	2,190,000	2,426,338

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Refining (continued)
Valero Energy Corp.
03/15/19	9.375%	$2,000,000	$2,744,310
Total			8,893,265
REITs 1.3%
AvalonBay Communities, Inc. Senior Unsecured
03/15/17	5.700%	500,000	583,226
Boston Properties LP
Senior Unsecured
05/15/21	4.125%	5,170,000	5,659,118
02/01/23	3.850%	3,350,000	3,561,107
Duke Realty LP
Senior Unsecured
02/15/15	7.375%	1,036,000	1,160,356
08/15/19	8.250%	1,657,000	2,122,292
06/15/22	4.375%	1,855,000	1,966,684
Essex Portfolio LP (b)
08/15/22	3.625%	4,650,000	4,656,994
Evergrande Real Estate Group Ltd.
01/27/15	13.000%	2,000,000	2,150,000
HCP, Inc.
Senior Unsecured
06/15/14	6.000%	2,400,000	2,558,736
02/01/19	3.750%	3,750,000	3,971,392
Health Care REIT, Inc.
Senior Unsecured
09/15/17	4.700%	4,000,000	4,460,088
04/01/19	4.125%	2,000,000	2,152,024
Health Care REIT, Inc. (d)
Senior Unsecured
03/15/18	2.250%	3,655,000	3,654,265
Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	2,690,000	3,096,626
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	1,010,684
ProLogis LP
03/15/20	6.875%	2,500,000	3,036,713
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	4,200,000	4,546,353
UDR, Inc.
01/10/22	4.625%	1,000,000	1,109,376
Ventas Realty LP/Capital Corp.
04/30/19	4.000%	3,000,000	3,228,750
WCI Finance LLC/WEA LLC (b)
10/01/16	5.700%	903,000	1,027,364
WEA Finance LLC/WT Finance Australia Propriety Ltd. (b)
06/02/14	7.500%	940,000	1,025,966

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
REITs (continued)
09/02/15	5.750%	$3,912,000	$4,349,917
Total			61,088,031
Restaurants —%
DineEquity, Inc.
10/30/18	9.500%	575,000	650,469
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	375,000	431,250
Seminole Hard Rock Entertainment, Inc. Senior Secured (b)(c)
03/15/14	2.889%	550,000	547,250
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	293,000	301,057
Total			1,930,026
Retailers 0.6%
99 Cent Only Stores
12/15/19	11.000%	128,000	145,920
Academy Ltd./Finance Corp. (b)
08/01/19	9.250%	425,000	468,562
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	2,580,000	2,567,335
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	195,000	213,525
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	2,990,000	3,592,521
Gymboree Corp.
12/01/18	9.125%	350,000	321,125
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	1,300,000	1,773,780
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (b)
10/15/19	9.750%	275,000	268,813
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	643,000	646,215
Limited Brands, Inc.
04/01/21	6.625%	321,000	367,946
02/15/22	5.625%	350,000	378,000
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	1,695,000	1,683,021
07/15/27	6.790%	6,640,000	7,695,972
03/15/37	6.375%	1,020,000	1,255,527
Michaels Stores, Inc.
11/01/18	7.750%	450,000	487,687

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Party City Holdings, Inc. Senior Unsecured (b)
08/01/20	8.875%	$100,000	$106,000
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	171,000	173,993
Petco Animal Supplies, Inc. (b)
12/01/18	9.250%	425,000	471,750
Petco Holdings, Inc. Senior Notes (b)
10/15/17	8.500%	400,000	409,000
Rite Aid Corp.
03/15/20	9.250%	209,000	213,180
Senior Secured
08/15/20	8.000%	159,000	178,478
Senior Unsecured
02/15/27	7.700%	160,000	125,600
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	80,000	89,000
06/01/22	5.750%	115,000	124,488
Wal-Mart Stores, Inc. Senior Unsecured
04/15/38	6.200%	2,000,000	2,768,680
YCC Holdings LLC/Yankee Finance, Inc. Senior Unsecured PIK
02/15/16	10.250%	325,000	336,375
Yankee Candle Co., Inc. (The)
02/15/17	9.750%	425,000	442,000
Total			27,304,493
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	7,454,000	9,354,308
Technology 1.3%
Adobe Systems, Inc. Senior Unsecured
02/01/15	3.250%	2,000,000	2,092,556
Advanced Micro Devices, Inc. Senior Unsecured
12/15/17	8.125%	475,000	442,938
Agilent Technologies, Inc. Senior Unsecured
10/01/22	3.200%	1,000,000	1,011,852
Allen Systems Group, Inc. Secured (b)(e)(g)
11/15/16	10.500%	525,000	378,000
Alliance Data Systems Corp. (b)
12/01/17	5.250%	178,000	179,780
04/01/20	6.375%	141,000	148,755

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	$420,000	$430,500
Amkor Technology, Inc. (b)
Senior Unsecured
10/01/22	6.375%	88,000	84,260
Anixter, Inc.
05/01/19	5.625%	625,000	654,687
Aspect Software, Inc. Secured
05/15/17	10.625%	300,000	273,000
Audatex North America, Inc. (b)
06/15/18	6.750%	625,000	670,312
BMC Software, Inc. Senior Unsecured
02/15/22	4.250%	1,700,000	1,686,374
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	128,000	138,880
CDW LLC/Finance Corp.
04/01/19	8.500%	1,076,000	1,154,010
Senior Secured
12/15/18	8.000%	157,000	172,700
Cisco Systems, Inc. Senior Unsecured
02/22/16	5.500%	5,000,000	5,743,585
CommScope, Inc. (b)
01/15/19	8.250%	475,000	516,562
CoreLogic, Inc.
06/01/21	7.250%	425,000	462,188
Corning, Inc. Senior Unsecured
03/15/42	4.750%	600,000	627,244
Epicor Software Corp.
05/01/19	8.625%	500,000	521,250
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	157,000	172,896
First Data Corp.
01/15/21	12.625%	389,000	409,423
First Data Corp. (b)
Secured
01/15/21	8.250%	89,000	88,778
01/15/22	8.750%	1,075,000	1,091,125
Senior Secured
08/15/20	8.875%	127,000	139,065
11/01/20	6.750%	577,000	582,770
Freescale Semiconductor, Inc.
08/01/20	10.750%	150,000	157,313
Freescale Semiconductor, Inc. (b)
Senior Secured
04/15/18	9.250%	593,000	638,216
Hewlett-Packard Co.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
05/30/14	1.550%	$535,000	$527,630
06/02/14	4.750%	2,948,000	3,042,330
12/09/14	2.625%	1,426,000	1,422,533
03/15/15	2.350%	434,000	429,502
09/15/17	2.600%	4,800,000	4,569,955
Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,056,158
International Business Machines Corp. Senior Unsecured
09/14/17	5.700%	2,950,000	3,574,447
Iron Mountain, Inc.
10/01/19	7.750%	400,000	449,000
Juniper Networks, Inc. Senior Unsecured
03/15/41	5.950%	500,000	589,290
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,752,482
Kemet Corp. Senior Secured
05/01/18	10.500%	600,000	597,000
Lawson Software, Inc.
07/15/18	11.500%	875,000	1,015,000
Legend Acquisition Sub, Inc. Senior Notes (b)
08/15/20	10.750%	225,000	213,750
Lender Processing Services, Inc.
04/15/23	5.750%	300,000	313,125
MMI International Ltd. Senior Secured (b)
03/01/17	8.000%	200,000	212,000
Maxim Integrated Products, Inc. Senior Unsecured
06/14/13	3.450%	650,000	659,773
Nuance Communications, Inc. (b)
08/15/20	5.375%	610,000	634,400
Oracle Corp.
Senior Unsecured
01/15/16	5.250%	1,000,000	1,136,358
10/15/17	1.200%	1,620,000	1,623,587
10/15/22	2.500%	7,338,000	7,430,429
Seagate Technology HDD Holdings
10/01/16	6.800%	450,000	498,938
Serena Software, Inc.
03/15/16	10.375%	176,000	179,520
Sitel LLC/Finance Corp.
04/01/18	11.500%	175,000	124,250
Sophia LP/Finance, Inc. (b)
01/15/19	9.750%	600,000	642,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Spansion LLC
11/15/17	7.875%	$525,000	$527,625
SunGard Data Systems, Inc. (b)
11/01/19	6.625%	250,000	255,000
Syniverse Holdings, Inc.
01/15/19	9.125%	575,000	613,812
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	1,770,000	1,855,755
TransUnion Holding Co., Inc.
Senior Unsecured PIK
06/15/18	9.625%	450,000	472,500
TransUnion Holding Co., Inc. (b)
Senior Unsecured
06/15/18	8.125%	50,000	50,500
Tyco Electronics Group SA
01/15/14	5.950%	1,000,000	1,057,421
Verisk Analytics, Inc.
09/12/22	4.125%	2,000,000	2,054,844
Viasystems, Inc. Senior Secured (b)
05/01/19	7.875%	275,000	267,438
Xerox Corp. Senior Unsecured
03/15/17	2.950%	3,000,000	3,071,187
iGATE Corp.
05/01/16	9.000%	425,000	462,188
Total			64,050,746
Tobacco 0.1%
Altria Group, Inc.
08/06/19	9.250%	676,000	941,740
Lorillard Tobacco Co.
08/04/41	7.000%	1,000,000	1,210,059
Philip Morris International, Inc. Senior Unsecured
05/16/18	5.650%	2,000,000	2,443,934
Total			4,595,733
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	262,000	289,838
DP World Ltd. Senior Unsecured
07/02/37	6.850%	5,000,000	5,575,000
ERAC U.S.A. Finance LLC (b)
01/10/14	2.250%	1,800,000	1,819,742
03/15/17	2.750%	800,000	839,474
10/15/37	7.000%	2,058,000	2,643,363

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
Hertz Corp. (The)
10/15/18	7.500%	$239,000	$261,705
04/15/19	6.750%	275,000	297,000
01/15/21	7.375%	104,000	113,100
Penske Truck Leasing Co. LP/Finance Corp. (b)
05/11/17	3.750%	2,250,000	2,307,011
Sydney Airport Finance Co. Pty Ltd. Senior Secured (b)
03/22/23	3.900%	3,700,000	3,770,300
Total			17,916,533
Wireless 0.5%
AT&T Wireless Services, Inc. Senior Unsecured
03/01/31	8.750%	2,000,000	3,315,976
America Movil SAB de CV
01/15/15	5.750%	800,000	880,736
10/16/19	5.000%	400,000	471,092
Senior Unsecured
07/16/22	3.125%	320,000	328,543
American Tower Corp. Senior Unsecured
01/15/18	4.500%	1,000,000	1,097,746
Cricket Communications, Inc.
10/15/20	7.750%	279,000	288,068
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	393,000	410,685
Digicel Group Ltd. Senior Unsecured (b)
09/30/20	8.250%	875,000	929,687
MetroPCS Wireless, Inc.
11/15/20	6.625%	425,000	449,438
Rogers Communications, Inc.
08/15/18	6.800%	1,200,000	1,522,417
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	678,000	708,510
Sprint Capital Corp.
05/01/19	6.900%	950,000	1,026,000
11/15/28	6.875%	75,000	77,250
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	56,000	64,960
08/15/20	7.000%	233,000	251,058
11/15/21	11.500%	193,000	259,103
04/15/22	9.250%	2,650,000	3,193,250
11/15/22	6.000%	745,000	750,587
Sprint Nextel Corp. (b)
11/15/18	9.000%	518,000	637,140
03/01/20	7.000%	622,000	719,965
Telemovil Finance Co., Ltd.
10/01/17	8.000%	250,000	264,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	$1,894,000	$2,029,929
VimpelCom Holdings BV
03/01/22	7.504%	2,720,000	2,969,179
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,181,725
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	178,000	177,555
Total			24,004,824
Wirelines 1.1%
AT&T, Inc.
Senior Unsecured
09/15/14	5.100%	2,500,000	2,696,297
02/15/39	6.550%	1,166,000	1,551,231
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	7,202,000	7,916,561
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	207,000	214,245
Deutsche Telekom International Finance BV
07/08/14	4.875%	2,000,000	2,122,056
Embarq Corp. Senior Unsecured
06/01/36	7.995%	3,530,000	3,849,963
Frontier Communications Corp.
Senior Unsecured
04/15/15	7.875%	101,000	113,373
04/15/22	8.750%	121,000	138,243
01/15/23	7.125%	183,000	193,522
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	82,000	84,255
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	225,000	256,500
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	223,000	234,150
Level 3 Financing, Inc.
02/01/18	10.000%	123,000	136,684
04/01/19	9.375%	358,000	400,065
07/01/19	8.125%	475,000	508,250
PAETEC Holding Corp.
12/01/18	9.875%	388,000	437,470
Senior Secured
06/30/17	8.875%	41,000	44,178

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Qwest Corp. Senior Unsecured
09/15/25	7.250%	$3,038,000	$3,580,657
Telecom Italia Capital SA
09/30/14	4.950%	6,309,000	6,545,587
10/01/15	5.250%	2,138,000	2,263,607
07/18/36	7.200%	3,148,000	3,195,220
Telefonica Emisiones SAU
02/04/13	5.855%	2,000,000	2,010,100
06/20/16	6.421%	1,925,000	2,079,000
07/03/17	6.221%	1,125,000	1,215,000
04/27/20	5.134%	765,000	766,912
02/16/21	5.462%	1,360,000	1,367,428
Verizon Communications, Inc. Senior Unsecured
04/15/18	6.100%	4,000,000	4,955,276
Verizon New York, Inc.
04/01/32	7.375%	2,913,000	3,832,855
Verizon Virginia, Inc. Senior Unsecured
10/01/29	8.375%	1,255,000	1,745,301
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	253,000	283,360
Senior Secured
01/01/20	8.125%	160,000	174,800
tw telecom holdings, Inc. (b)
10/01/22	5.375%	105,000	108,675
tw telecom holdings, inc.
03/01/18	8.000%	249,000	273,900
Total			55,294,721
Total Corporate Bonds & Notes (Cost: $1,461,287,522)			$1,518,329,267

Residential Mortgage-Backed Securities - Agency 8.6%

Federal Home Loan Mortgage Corp. (c)(h)
CMO Series 3085 Class FV
08/15/35	0.908%	7,954,750	8,032,468
Federal Home Loan Mortgage Corp. (c)(h)(i)
CMO IO Series 3404 Class AS
01/15/38	5.687%	16,797,372	2,651,275
Federal Home Loan Mortgage Corp. (h)
01/01/17-02/01/25	8.000%	75,281	90,354
03/01/17-08/01/22	8.500%	27,725	32,929
04/01/21	9.000%	4,479	5,049
07/01/25	4.000%	747,949	794,311
11/01/25	3.500%	4,519,802	4,760,239
10/01/28-07/01/32	7.000%	823,202	971,329

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/31-07/01/37	6.000%	$2,848,432	$3,162,072
04/01/33-06/01/33	5.500%	2,091,894	2,338,640
01/01/39	5.000%	4,152,232	4,455,679
06/01/40-06/01/41	4.500%	12,622,521	13,755,702
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	13,849,033	14,552,487
CMO Series 4037 Class CA
04/15/27	3.000%	8,086,646	8,397,343
CMO Series 4042 Class CA
05/15/27	3.000%	4,599,552	4,607,912
Series 204048 Class AZ
03/15/42	4.000%	2,851,236	2,890,264
Federal National Mortgage Association (c)(h)
CMO Series 2003-134 Class FC
12/25/32	0.808%	9,980,053	10,057,269
CMO Series 2003-90 Class SL
03/25/31	16.154%	1,713,644	1,837,416
CMO Series 2007-W7 Class 1A4
07/25/37	37.935%	1,290,473	2,237,824
CMO Series 2012-1 Class FA
02/25/42	0.708%	8,843,781	8,902,752
CMO Series 2012-110 Class CF
10/25/42	0.708%	17,261,190	17,399,228
CMO Series 2012-M12 Class 1A
08/25/22	2.935%	9,994,209	10,705,953
Federal National Mortgage Association (d)(h)
12/01/27	2.500%	24,040,000	25,144,338
12/01/42	3.000%	21,750,000	22,885,078
12/01/42	3.500%	26,000,000	27,759,061
12/01/42	4.000%	5,500,000	5,892,734
Federal National Mortgage Association (h)
04/01/23	8.500%	28,905	32,518
05/01/24-09/01/39	6.000%	17,567,558	19,650,442
06/01/24	9.000%	31,448	36,781
02/01/25-08/01/27	8.000%	118,662	144,018
03/01/26-07/01/38	7.000%	2,478,655	2,935,425
04/01/27-06/01/32	7.500%	272,144	328,450
12/01/28-04/01/36	5.500%	11,691,731	12,987,046
08/01/40-05/01/41	5.000%	11,345,732	12,470,195
09/01/40-06/01/42	4.000%	74,351,081	81,583,544
10/01/40-10/15/42	4.500%	34,474,522	37,533,933
03/01/41	3.500%	1,825,030	1,949,930
CMO Series 2009-111 Class DA
12/25/39	5.000%	4,172,465	4,485,221
Federal National Mortgage Association (h)(i)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	308,272	35,163

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	$5,889	$70
Federal National Mortgage Association (h)(j)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,509	1,424
Federal National Mortgage Association (h)(k)
07/01/36	5.500%	6,352,397	6,953,323
09/01/41	4.000%	17,487,046	19,266,196
Government National Mortgage Association (h)
06/15/41	4.500%	11,606,068	12,842,114
08/20/42	3.500%	993,039	1,083,871
Total Residential Mortgage-Backed Securities - Agency (Cost: $414,512,103)			$418,639,370

Residential Mortgage-Backed Securities - Non-Agency 4.1%
American General Mortgage Loan Trust (b)(c)(h)
CMO Series 2009-1 Class A7
09/25/48	5.750%	4,495,236	4,686,194
CMO Series 2010-1A Class A1
03/25/58	5.150%	499,934	510,792
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (c)(h)
05/25/47	0.398%	9,058,554	5,499,358
BCAP LLC Trust (b)(c)(h)
CMO Series 2012-RR10 Class 5A5
04/26/36	3.567%	5,115,000	4,897,991
BCAP LLC Trust (b)(h)
04/26/37	0.361%	2,064,000	1,996,920
04/26/36	0.411%	3,184,000	3,080,520
BCAP LLC (b)(c)(f)(h)
05/26/47	0.418%	1,861,708	1,736,043
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(h)
08/27/37	6.000%	1,129,554	1,186,560
Banc of America Funding Corp. (b)(c)(h)
CMO Series 2012-R5 Class A
10/03/39	0.474%	3,536,018	3,418,989
Banc of America Funding Corp. (c)(h)
CMO Series 2006-D Class 3A1
05/20/36	3.087%	5,761,320	4,704,516
Bayview Opportunity Master Fund Trust IIB LP Series 2012-4NPL Class A (b)(c)(h)
07/28/32	3.475%	885,604	893,682
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (h)
09/25/37	6.000%	3,541,072	3,695,424
Citigroup Mortgage Loan Trust, Inc. (b)(c)(h)
CMO Series 2012-7 Class 12A1
03/25/36	2.627%	1,416,671	1,430,838
CMO Series 2012-9 Class 1A1
02/20/36	5.217%	2,560,000	2,649,600

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Citigroup Mortgage Loan Trust, Inc. (c)(h)
CMO Series 2005-8 Class 1A1A
10/25/35	2.930%	$4,857,029	$3,959,494
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (c)(h)
09/25/47	3.145%	2,312,236	1,740,742
Credit Suisse Mortgage Capital Certificates (b)(c)(h)
CMO Series 2009-12R Class 30A1
12/27/36	5.830%	66,543	66,553
CMO Series 2010-12R Class 13A1
12/26/37	2.923%	1,211,421	1,210,041
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,212,220	1,201,392
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,315,997	1,353,495
CMO Series 2011-17R Class 3A1
10/27/35	2.477%	3,470,000	3,455,125
CMO Series 2012-4R Class 8A1
06/27/47	2.849%	1,393,934	1,390,140
Downey Savings & Loan Association Mortgage Loan Trust (c)(h)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.498%	4,349,943	3,420,356
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.408%	4,481,490	3,361,171
First Horizon Asset Securities, Inc. CMO Series 2007-AR1 Class 1A1 (c)(h)
05/25/37	2.567%	1,447,859	1,117,818
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (c)(h)
04/25/36	2.948%	4,765,034	4,274,750
HSBC Asset Loan Obligation CMO Series 2007-AR1 Class 2A1 (c)(h)
01/25/37	2.966%	5,054,004	3,382,791
Indymac Index Mortgage Loan Trust (c)(h)
CMO Series 2006-AR3 Class 1A1
12/25/36	2.903%	4,355,256	3,305,748
CMO Series 2007-AR15 Class 2A1
08/25/37	4.712%	6,417,549	4,941,846
JPMorgan Alternative Loan Trust CMO Series 2006-A4 Class A1 (c)(h)
09/25/36	5.950%	269,155	271,128
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (b)(c)(h)
10/26/36	3.250%	892,879	891,891
Lehman XS Trust (c)(h)
Series 2005-4 Class 1A3
10/25/35	0.608%	4,917,852	4,335,741
Series 2005-5N Class 3A1A
11/25/35	0.508%	6,687,801	5,350,970
Lehman XS Trust (h)
CMO Series 2007-10H Class 2A2
07/25/37	7.500%	4,120,334	2,781,386
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (c)(h)
04/25/46	0.418%	3,451,925	2,314,564

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
MASTR Alternative Loans Trust CMO Series 2004-12 Class 4A1 (h)
12/25/34	5.500%	$2,663,371	$2,835,227
Morgan Stanley Reremic Trust CMO Series 2012-R2 Class 1A (b)(c)(h)
11/26/36	0.368%	1,606,721	1,534,419
MortgageIT Trust CMO Series 2005-5 Class A1 (c)(h)
12/25/35	0.468%	4,416,445	3,725,302
Nomura Asset Acceptance Corp. (c)(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	153,828	150,667
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	974,241	954,092
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (b)(c)(h)
01/26/37	0.383%	2,090,848	1,936,625
RALI Trust (c)(h)
CMO Series 2005-QA4 Class A41
04/25/35	3.332%	3,537,157	3,189,345
CMO Series 2006-QO9 Class 1A4A
12/25/46	0.378%	4,567,330	3,469,426
RALI Trust (c)(h)(i)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.402%	123,851,792	1,926,143
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.587%	61,972,488	1,453,751
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.170%	126,666,817	1,520,002
RFMSI Trust (c)(h)
CMO Series 2005-SA5 Class 1A
11/25/35	3.277%	4,054,684	3,000,843
CMO Series 2006-SA4 Class 2A1
11/25/36	3.838%	1,198,326	995,218
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(h)
08/26/52	2.734%	1,856,955	1,874,364
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (b)(c)(h)
09/25/57	2.667%	1,474,316	1,488,607
Structured Adjustable Rate Mortgage Loan Trust (c)(h)
CMO Series 2004-20 Class 1A2
01/25/35	2.794%	2,201,243	1,859,363
CMO Series 2006-5 Class 1A1
06/25/36	2.874%	5,212,565	3,631,385
CMO Series 2007-4 Class 1A1
05/25/37	0.448%	6,771,815	3,916,398
CMO Series 2007-5 Class 2A1
06/25/37	5.035%	3,433,223	2,972,480
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (c)(h)
12/25/34	4.740%	398,007	403,085
VOLT LLC (b)(h)
Series 2012-RP2A Class A1
06/26/17	4.704%	1,084,708	1,106,510

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
VOLT LLC (h)
Series 2012-RP3A Class A1
11/27/17	3.475%	$3,405,000	$3,410,852
WaMu Mortgage Pass-Through Certificates (c)(h)
CMO Series 2005-AR11 Class A1A
08/25/45	0.528%	3,856,127	3,549,110
CMO Series 2005-AR15 Class A1A2
11/25/45	0.488%	4,028,430	3,458,355
CMO Series 2005-AR17 Class A1A1
12/25/45	0.478%	8,651,473	7,924,931
CMO Series 2005-AR19 Class A1A1
12/25/45	0.478%	4,893,612	4,517,777
CMO Series 2005-AR19 Class A1A2
12/25/45	0.498%	943,761	859,416
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.518%	2,740,763	2,621,578
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.498%	3,737,120	3,460,973
CMO Series 2005-AR9 Class A1A
07/25/45	0.528%	3,771,604	3,557,800
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.100%	5,747,600	5,029,529
CMO Series 2006-AR5 Class A12A
06/25/46	1.140%	1,717,549	1,464,334
CMO Series 2007-HY1 Class 4A1
02/25/37	2.687%	4,359,863	3,432,624
CMO Series 2007-HY3 Class 1A1
03/25/37	2.571%	2,049,305	1,462,602
CMO Series 2007-OA5 Class 1A
06/25/47	0.910%	6,742,731	5,153,092
Washington Mutual Alternative Mortgage Pass-Through Certificates (c)(h)
CMO Series 2006-AR8 Class 2A
10/25/46	1.003%	6,259,389	3,061,492
CMO Series 2007-OA3 Class 5A
04/25/47	2.319%	3,595,215	2,391,422
CMO Series 2007-OC2 Class A3
06/25/37	0.518%	8,013,629	5,151,080
Wells Fargo Mortgage-Backed Securities Trust (c)(h)
CMO Series 2006-AR17 Class A1
10/25/36	2.629%	3,034,680	2,670,403
Wells Fargo Mortgage-Backed Securities Trust (h)
CMO Series 2005-2 Class 1A2
04/25/35	8.000%	63,663	63,758
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $186,547,514)			$201,698,949

Commercial Mortgage-Backed Securities - Agency 0.4%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates CMO Series K020 Class A2 (h)
05/25/40	2.373%	7,685,000	7,965,344
Federal National Mortgage Association (c)(h)
CMO Series 2012-M15 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
10/25/22	2.746%	$7,843,754	$8,364,934
Federal National Mortgage Association (h)
11/01/20	3.375%	4,600,863	5,105,879
Total Commercial Mortgage-Backed Securities - Agency (Cost: $20,961,592)			$21,436,157

Commercial Mortgage-Backed Securities - Non-Agency 6.4%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(h)
09/10/47	5.363%	4,450,000	4,976,907
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(h)
Series 2007-4 Class AM
02/10/51	5.987%	2,300,000	2,525,752
Banc of America Merrill Lynch Commercial Mortgage, Inc. (h)
Series 2005-3 Class A3A
07/10/43	4.621%	3,736,000	3,812,644
Series 2005-4 Class A5A
07/10/45	4.933%	4,140,000	4,551,806
Bear Stearns Commercial Mortgage Securities (c)(h)
Series 2004-PWR4 Class A3
06/11/41	5.468%	6,895,213	7,284,007
Series 2005-T18 Class A4
02/13/42	4.933%	2,886,823	3,127,780
Series 2005-T20 Class A4A
10/12/42	5.302%	2,437,000	2,715,366
Bear Stearns Commercial Mortgage Securities (h)
Series 2003-T10 Class A2
03/13/40	4.740%	1,342,151	1,348,740
Series 2006-PW14 Class A4
12/11/38	5.201%	6,712,000	7,725,687
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (h)
10/15/49	5.431%	2,588,000	2,990,214
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)(h)
Series 2005-CD1 Class A4
07/15/44	5.393%	3,080,000	3,433,938
Citigroup/Deutsche Bank Commercial Mortgage Trust (h)
Series 2007-CD4 Class A4
12/11/49	5.322%	7,589,000	8,726,818
Commercial Mortgage Pass-Through Certificates (c)(h)
Series 2005-C6 Class A5A
06/10/44	5.116%	4,635,000	5,125,072
Commercial Mortgage Pass-Through Certificates (h)
Series 2003-LB1A Class A2
06/10/38	4.084%	3,628,459	3,669,283
Series 2012-LC4 Class AM
12/10/44	4.063%	3,500,000	3,820,579
Credit Suisse First Boston Mortgage Securities Corp. (c)(h)
Series 2004-C1 Class A4
01/15/37	4.750%	2,825,472	2,923,049
Credit Suisse First Boston Mortgage Securities Corp. (h)
Series 2004-C2 Class A1
05/15/36	3.819%	130,804	133,340

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse Mortgage Capital Certificates (c)(h)
Series 2006-C3 Class A3
06/15/38	5.998%	$2,590,000	$2,964,110
Credit Suisse Mortgage Capital Certificates (h)
Series 2006-C4 Class AAB
09/15/39	5.439%	759,325	770,127
DBRR Trust (b)(f)(h)
Series 2012-EZ1 Class A
09/25/45	2.062%	2,574,943	2,574,943
DBRR Trust (b)(h)
Series 2012-EZ1 Class A
09/25/45	0.946%	10,589,650	10,623,507
09/25/45	1.393%	581,000	581,764
DBUBS Mortgage Trust Series 2011-LC3A Class A2 (h)
08/10/44	3.642%	5,200,000	5,666,586
GE Capital Commercial Mortgage Corp. (c)(h)
Series 2005-C1 Class A5
06/10/48	4.772%	651,000	703,287
GE Capital Commercial Mortgage Corp. (h)
Series 2003-C1 Class A4
01/10/38	4.819%	94,223	94,419
GMAC Commercial Mortgage Securities, Inc. Series 2003-C3 Class A4 (h)
04/10/40	5.023%	1,251,377	1,284,345
GS Mortgage Securities Corp. II (h)
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,545,805
Series 2012-GCJ7 Class A2
05/10/45	2.318%	890,000	934,527
General Electric Capital Assurance Co. (b)(c)(h)
Series 2003-1 Class A4
05/12/35	5.254%	1,511,272	1,598,259
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	2,086,260
Greenwich Capital Commercial Funding Corp. (c)(h)
Series 2005-GG5 Class AM
04/10/37	5.277%	4,717,000	5,070,445
Series 2006-GG7 Class AM
07/10/38	6.064%	2,095,000	2,332,227
Greenwich Capital Commercial Funding Corp. (h)
Series 2003-C2 Class A3
01/05/36	4.533%	63,910	63,883
Series 2007-GG9 Class A4
03/10/39	5.444%	4,960,000	5,720,586
JPMorgan Chase Commercial Mortgage Securities Corp. (c)(h)
Series 2005-CB11 Class A4
08/12/37	5.335%	2,500,000	2,740,342
Series 2005-LDP3 Class ASB
08/15/42	4.893%	2,089,366	2,190,317
Series 2005-LDP4 Class A4
10/15/42	4.918%	3,411,000	3,720,620
Series 2005-LDP5 Class A4
12/15/44	5.200%	3,299,000	3,681,102
Series 2006-LDP6 Class ASB
04/15/43	5.490%	2,529,155	2,668,931
Series 2007-CB19 Class A4
02/12/49	5.917%	10,450,000	12,282,303
Series 2007-CB19 Class AM

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/12/49	5.917%	$2,300,000	$2,433,386
JPMorgan Chase Commercial Mortgage Securities Corp. (h)
Series 2003-C1 Class A2
01/12/37	4.985%	148,734	149,074
Series 2003-LN1 Class A1
10/15/37	4.134%	85,347	86,005
Series 2004-LN2 Class A1
07/15/41	4.475%	710,969	713,023
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	5,110,113
Series 2005-LDP2 Class A3
07/15/42	4.697%	824,603	828,295
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,340,000	6,157,976
LB-UBS Commercial Mortgage Trust (c)(h)
Series 2004-C6 Class A6
08/15/29	5.020%	1,181,000	1,247,226
Series 2006-C4 Class AM
06/15/38	6.083%	700,000	787,796
Series 2007-C7 Class A3
09/15/45	5.866%	2,803,000	3,374,246
LB-UBS Commercial Mortgage Trust (h)
Series 2004-C2 Class A3
03/15/29	3.973%	511,020	518,087
Series 2005-C3 Class A5
07/15/30	4.739%	3,014,000	3,272,686
Series 2006-C1 Class A4
02/15/31	5.156%	2,687,000	3,005,375
Series 2007-C2 Class A3
02/15/40	5.430%	9,880,000	11,398,319
Morgan Stanley Capital I Trust Series 2007-IQ15 Class A2 (c)(h)
06/11/49	6.035%	3,425,628	3,481,736
Morgan Stanley Capital I, Inc. (c)(h)
Series 2006-HQ9 Class A4
07/12/44	5.731%	4,500,000	5,185,062
Series 2006-T23 Class A4
08/12/41	5.995%	5,365,000	6,245,289
Series 2007-IQ15 Class A4
06/11/49	6.075%	10,535,000	12,460,861
Series 2007-IQ16 Class AM
12/12/49	6.307%	6,000,000	6,946,338
Morgan Stanley Capital I, Inc. (h)
Series 2006-IQ12 Class A4
12/15/43	5.332%	3,044,000	3,523,546
Series 2007-IQ16 Class A4
12/12/49	5.809%	2,100,000	2,508,755
Series 2012-C4 Class AS
03/15/45	3.773%	4,000,000	4,294,504
Morgan Stanley Capital I Series 2007-T27 Class A4 (c)(h)
06/11/42	5.820%	4,589,000	5,462,140
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4 (h)
09/15/37	5.080%	176,968	177,024

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Reremic Trust (b)(c)(h)
Series 2009-GG10 Class A4A
08/12/45	5.983%	$6,362,000	$7,464,051
Series 2009-GG10 Class A4B
08/12/45	5.983%	5,710,000	6,296,948
Series 2010-GG10 Class A4A
08/15/45	5.983%	10,908,000	12,797,527
ORES NPL LLC Series 2012-LV1 Class A (b)(h)
09/25/44	4.000%	610,360	613,534
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%	961,929	965,794
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(h)
08/15/39	5.585%	906,466	959,651
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (b)(h)
01/10/45	5.154%	3,600,000	4,240,364
WF-RBS Commercial Mortgage Trust (h)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,366,060
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,945,362
Series 2012-C7 Class A2
06/15/45	3.431%	4,100,000	4,418,337
Series 2012-C8 Class A3
08/15/45	3.000%	2,880,000	3,017,923
Wachovia Bank Commercial Mortgage Trust (c)(h)
Series 2003-C9 Class A4
12/15/35	5.012%	1,595,974	1,647,072
Series 2004-C12 Class A4
07/15/41	5.486%	4,770,000	5,049,589
Series 2005-C20 Class A7
07/15/42	5.118%	4,705,000	5,181,852
Series 2005-C21 Class A4
10/15/44	5.416%	4,375,677	4,855,745
Series 2006-C24 Class A3
03/15/45	5.558%	2,547,000	2,889,289
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,752,578
Wachovia Bank Commercial Mortgage Trust (h)
Series 2003-C3 Class A2
02/15/35	4.867%	461,613	462,026
Series 2003-C5 Class A2
06/15/35	3.989%	81,046	81,816
Series 2005-C16 Class A2
10/15/41	4.380%	79,107	79,083
Series 2006-C29 Class A4
11/15/48	5.308%	1,332,000	1,536,502
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $303,295,268)			$309,777,642

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 3.6%
Academic Loan Funding Trust Series 2012-1A Class A2 (b)(c)
12/27/44	1.308%	$3,500,000	$3,249,269
Access Group, Inc. Series 2005-2 Class A3 (c)
11/22/24	0.492%	2,456,871	2,437,771
Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1 (b)(c)
06/14/37	0.519%	3,351,100	3,083,012
Ally Auto Receivables Trust
Series 2010-3 Class A3
10/15/14	1.110%	117,355	117,655
Series 2012-1 Class A3
02/16/16	0.930%	541,000	544,533
Ally Master Owner Trust
Series 2011-4 Class A2
09/15/16	1.540%	1,723,000	1,749,757
Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,196,972
Argent Securities, Inc. Series 2005-W2 Class A2B1 (c)
10/25/35	0.408%	7,259,934	7,156,784
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (c)
12/01/23	0.531%	3,260,526	3,199,652
BMW Vehicle Lease Trust Series 2011-1 Class A3
02/20/14	1.060%	921,190	923,925
Babcock & Brown Air Funding I Ltd. Series 2007-1A Class G1 (b)(c)
11/14/33	0.542%	3,885,473	3,263,797
Beacon Container Finance LLC Series 2012-1A Class A (b)
09/20/27	3.720%	2,948,358	3,040,966
Brazos Higher Education Authority Series 2005-1 Class 1A3 (c)
09/26/22	0.479%	2,750,000	2,719,179
CIT Education Loan Trust Series 2007-1 Class B (b)(c)
06/25/42	0.669%	1,350,000	1,026,626
CNH Equipment Trust Series 2011-B Class A3
08/15/16	0.910%	784,000	787,315
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (c)
06/25/37	6.080%	1,543,950	1,542,850
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1 Class A2B (c)
09/25/36	0.368%	3,789,440	1,809,306
Countrywide Asset-Backed Certificates (c)
Series 2005-1 Class MV3
07/25/35	0.688%	3,505,000	3,340,805
Series 2005-2 Class M1
08/25/35	0.628%	2,628,561	2,615,586

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	$703,958	$533,614
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,454,737	1,226,470
Credit-Based Asset Servicing and Securitization LLC (c)
Series 2005-CB7 Class AF3
11/25/35	4.750%	2,198,820	2,068,802
Series 2007-CB1 Class AF3
01/25/37	4.926%	5,569,749	2,534,787
Cronos Containers Program Ltd. (b)
Series 2012-1A Class A
05/18/27	4.210%	1,425,000	1,460,185
Series 2012-2A Class A
09/18/27	3.810%	2,950,000	3,068,302
Crown Castle Towers LLC Senior Secured (b)
01/15/37	5.495%	2,000,000	2,296,640
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (b)(c)
03/25/36	1.558%	2,700,000	2,709,218
Educational Services of America, Inc. Series 2012-2 Class A (b)(c)
04/25/39	0.941%	4,000,000	3,996,338
First Franklin Mortgage Loan Asset-Backed Certificates (c)
Series 2006-FF18 Class A2D
12/25/37	0.418%	5,852,931	3,086,104
Series 2007-FF2 Class A2B
03/25/37	0.308%	10,589,521	5,269,176
Ford Credit Auto Lease Trust Series 2011-A Class A3
07/15/14	1.030%	1,560,000	1,564,177
GE Business Loan Trust (b)(c)
Series 2004-1 Class A
05/15/32	0.498%	3,355,065	3,174,630
Series 2004-2A Class A
12/15/32	0.428%	1,996,417	1,859,619
Series 2005-2A Class B
11/15/33	0.708%	2,422,661	1,954,664
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (b)
01/21/18	1.450%	2,517,892	2,529,524
GE Seaco Finance Series 2005-1A Class A (b)(c)
11/17/20	0.458%	2,250,000	2,184,556
Genesis Funding Ltd. Series 2006-1A Class G1 (b)(c)
12/19/32	0.448%	4,179,459	3,647,832
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	0.762%	1,843,317	1,418,982
HSBC Home Equity Loan Trust Series 2007-3 Class APT (c)
11/20/36	1.408%	3,151,966	3,101,658

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	$424,012	$424,664
JPMorgan Mortgage Acquisition Corp. (c)
Series 2007-CH1 Class AV4
11/25/36	0.338%	4,000,000	3,905,844
Series 2007-CH2 Class AV2
01/25/37	0.278%	421,045	411,720
Long Beach Mortgage Loan Trust Series 2005-1 Class M1 (c)
02/25/35	0.958%	4,168,054	4,122,405
Merrill Lynch First Franklin Mortgage Loan Trust (c)
Series 2007-2 Class A2C
05/25/37	0.448%	11,650,000	5,997,967
Series 2007-5 Class 2A2
10/25/37	1.208%	8,614,953	5,533,186
Mid-State Trust
Series 7 Class A
10/15/36	6.340%	2,428,506	2,564,633
Mid-State Trust (b)
Series 2006-1 Class A
10/15/40	5.787%	1,798,905	1,907,512
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (c)
07/20/43	1.258%	3,000,000	2,895,373
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (c)
04/25/37	0.458%	7,509,000	4,218,091
Newcastle Mortgage Securities Trust Series 2006-1 Class A3 (c)
03/25/36	0.388%	2,096,669	2,054,403
Nissan Auto Lease Trust Series 2010-B Class A3
12/15/13	1.120%	332,325	332,671
Park Place Securities, Inc. (c)
Series 2004-WWF1 Class M2
12/25/34	0.888%	5,663,764	5,636,799
Series 2005-WCW1 Class A3D
05/25/35	0.548%	5,168,097	5,144,848
RAMP Trust Series 2006-RS3 Class A3 (c)
05/25/36	0.408%	2,920,611	2,636,076
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (c)
10/25/35	0.558%	3,100,000	2,965,838
SLC Student Loan Trust Series 2006-2 Class A5 (c)
09/15/26	0.489%	4,000,000	3,893,152
SLM Student Loan Trust (c)
Series 2011-1 Class A2
10/25/34	1.358%	3,285,000	3,376,353
Series 2012-7 Class A3
05/26/26	0.859%	4,000,000	4,000,044

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
SMART Trust Series 2012-1USA Class A4A (b)
12/14/17	2.010%		$1,349,000	$1,382,972
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%		2,146,296	2,146,467
Scholar Funding Trust Series 2011-A Class A (b)(c)
10/28/43	1.213%		1,676,391	1,674,305
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (b)
08/20/29	1.870%		2,655,000	2,624,859
Soundview Home Equity Loan Trust Series 2007-NS1 Class A3 (c)
01/25/37	0.408%		8,652,000	5,328,689
TAL Advantage LLC Series 2006-1A Class NOTE (b)(c)
04/20/21	0.398%		1,588,750	1,559,954
Triton Container Finance LLC Series 2012-1A Class A (b)
05/14/27	4.210%		1,995,000	2,074,628
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (c)
01/25/37	0.358%		7,528,168	3,724,493
Wells Fargo Home Equity Trust Series 2007-2 Class A1 (c)
04/25/37	0.298%		1,334,227	1,307,901
Total Asset-Backed Securities - Non-Agency (Cost: $169,613,480)				$177,336,885

Inflation-Indexed Bonds(a) 4.1%
United States 4.1%
U.S. Treasury Inflation-Indexed Bond
04/15/13	0.625%		14,911,040	14,900,966
07/15/21	0.625%		102,670,000	117,655,746
04/15/14	1.250%		7,910,821	8,149,604
04/15/15	0.500%		11,243,723	11,721,911
02/15/41	2.125%		2,985,093	4,491,292
07/15/13	1.875%		40,846,282	41,536,552
Uruguay Government International Bond Senior Unsecured
12/15/28	4.375%	UYU	16,472,795	999,869
Total				199,455,940
Total Inflation-Indexed Bonds (Cost: $194,064,652)				$199,455,940

U.S. Treasury Obligations 18.7%
U.S. Treasury
04/30/17	0.875%		135,000,000	137,056,590
05/15/22	1.750%		37,758,000	38,524,959

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/31/14	0.250%	$8,423,000	$8,423,329
08/31/17	0.625%	345,000	345,836
09/30/19	1.000%	18,254,000	18,259,695
09/30/17	0.625%	45,000,000	45,070,290
10/15/15	0.250%	53,000	52,896
10/31/14	0.250%	7,650,000	7,650,000
10/31/19	1.250%	70,000,000	71,104,670
10/31/17	0.750%	211,518,300	213,022,068
08/15/42	2.750%	89,757,200	89,041,925
08/31/16	1.000%	2,541,800	2,595,615
01/31/17	0.875%	8,510,000	8,644,296
06/30/17	0.750%	61,010,000	61,562,873
08/15/22	1.625%	63,196,300	63,527,069
11/15/22	1.625%	56,656,600	56,745,126
U.S. Treasury (l)
STRIPS
11/15/18	0.000%	67,882,000	64,497,200
11/15/19	0.000%	6,096,000	5,653,784
11/15/21	0.000%	6,864,400	5,993,054
02/15/40	0.000%	35,779,000	16,216,796
Total U.S. Treasury Obligations (Cost: $904,725,463)			$913,988,071

U.S. Government & Agency Obligations 16.5%
Federal Home Loan Banks
10/16/15	0.500%	15,125,000	15,130,596
Federal Home Loan Banks (c)
11/15/13	0.240%	10,530,000	10,533,233
Federal Home Loan Mortgage Corp.
12/05/14	0.350%	30,000,000	30,011,400
09/10/15	1.750%	35,000,000	36,327,445
06/01/19	4.500%	2,360,953	2,519,840
02/01/20	4.000%	709,084	756,361
01/01/22	5.500%	1,558,957	1,681,800
07/01/23	5.000%	3,716,588	3,996,323
07/01/24	4.500%	966,404	1,029,629
09/01/24	4.500%	1,940,789	2,067,761
09/01/24	4.500%	985,348	1,049,812
08/01/25	4.000%	3,513,776	3,731,579
05/01/26	4.000%	5,210,989	5,535,623
06/01/32	3.500%	4,927,328	5,377,717
04/01/33	5.000%	846,845	917,202
02/01/36	5.500%	3,928,842	4,260,776
03/01/36	5.500%	842,214	910,475
03/01/36	5.500%	3,871,961	4,199,090
04/01/36	5.000%	3,157,875	3,400,496
05/01/36	6.000%	345,945	377,173
06/01/36	5.500%	1,428,977	1,544,794
11/01/36	6.500%	570,979	650,182
08/01/37	6.000%	668,291	727,573
09/01/37	6.000%	318,379	346,621
10/01/37	5.500%	3,804,633	4,105,862
10/01/37	6.500%	1,487,478	1,694,936
07/01/39	4.500%	10,028,472	10,734,718
09/01/39	5.500%	1,544,430	1,668,639
10/01/39	5.000%	907,306	973,612
06/01/40	4.500%	7,641,448	8,208,246
09/01/40	4.500%	4,508,639	4,843,063

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
09/01/40	4.500%	$5,500,833	$5,908,852
05/01/41	5.000%	2,068,037	2,241,143
07/01/41	4.500%	1,648,390	1,774,263
08/01/41	4.500%	1,823,251	1,987,548
12/01/41	3.500%	6,780,335	7,216,819
04/01/42	3.500%	4,930,482	5,253,274
04/01/42	3.500%	10,338,335	11,178,325
Federal Home Loan Mortgage Corp. (d)
11/01/27	2.500%	10,060,000	10,521,372
Federal National Mortgage Association
10/22/15	0.500%	7,660,000	7,668,028
09/01/20	3.584%	5,699,009	6,391,957
12/01/20	3.521%	5,906,969	6,608,979
12/01/20	3.763%	4,834,318	5,528,736
11/01/22	2.500%	18,248,073	19,117,866
11/01/22	2.646%	7,182,278	7,565,274
10/01/25	3.500%	945,373	1,003,308
01/01/26	3.500%	3,277,279	3,478,119
11/01/26	3.000%	8,475,391	8,945,728
02/01/27	3.500%	5,171,021	5,533,159
03/01/27	3.000%	13,415,108	14,327,260
03/01/27	3.000%	1,929,386	2,037,661
05/01/27	3.000%	14,980,978	15,973,851
05/01/27	3.000%	2,783,193	2,939,384
06/01/27	3.000%	1,946,300	2,055,526
07/01/27	2.500%	2,899,623	3,035,324
09/01/27	2.500%	3,962,272	4,147,705
09/01/27	3.000%	1,484,662	1,567,980
10/01/27	2.500%	6,963,339	7,289,220
12/01/31	4.000%	6,415,017	6,923,349
05/01/32	3.000%	9,495,862	10,026,613
05/01/32	6.500%	423,915	483,744
06/01/32	3.000%	6,610,275	6,979,742
06/01/32	3.500%	4,800,412	5,124,252
09/01/32	4.000%	13,877,327	15,026,543
02/01/33	6.000%	668,849	766,609
12/15/33	3.000%	12,602,477	13,343,764
07/01/34	5.000%	1,854,343	2,021,731
11/01/34	6.000%	286,271	319,525
12/01/34	5.500%	1,390,622	1,522,172
12/01/35	5.500%	2,818,621	3,081,734
07/01/36	6.500%	375,889	421,627
07/01/37	6.500%	575,626	644,949
10/01/37	6.000%	347,286	381,658
02/01/38	6.000%	1,140,367	1,253,232
06/01/38	6.000%	1,362,528	1,494,401
09/01/38	6.000%	577,371	633,252
10/01/38	6.500%	583,846	653,064
12/01/38	6.000%	1,546,100	1,695,740
07/01/39	5.000%	4,148,652	4,497,213
01/01/40	5.000%	795,154	872,645
08/01/40	4.000%	3,179,345	3,407,122
10/01/40	4.500%	4,778,124	5,165,173
10/01/40	6.000%	7,850,162	8,627,118
11/01/40	5.000%	16,271,908	17,720,397
01/01/41	4.000%	4,251,910	4,560,932
02/01/41	3.500%	6,920,548	7,394,173
04/01/41	4.500%	8,183,015	8,861,218

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
04/01/41	5.500%	$826,631	$907,197
05/01/41	4.500%	4,012,461	4,345,011
06/01/41	4.500%	1,453,791	1,574,280
07/01/41	4.500%	2,673,400	2,894,970
07/01/41	5.000%	1,217,163	1,329,696
07/01/41	5.500%	7,526,920	8,183,677
10/01/41	4.000%	15,156,534	16,258,088
10/01/41	4.000%	2,482,932	2,664,164
10/01/41	5.000%	1,256,259	1,372,407
12/01/41	4.000%	6,798,367	7,294,587
01/01/42	4.000%	5,787,884	6,282,063
01/01/42	4.500%	8,353,792	9,187,120
02/01/42	4.000%	12,275,689	13,317,478
03/01/42	3.500%	2,805,261	3,004,259
04/01/42	3.000%	2,720,469	2,864,926
04/01/42	4.000%	7,956,070	8,536,792
07/01/42	3.500%	2,908,146	3,114,443
09/01/42	3.500%	3,952,079	4,221,160
09/01/42	3.500%	4,878,651	5,224,730
Federal National Mortgage Association (d)
11/01/32	3.000%	15,654,868	16,529,863
01/01/43	3.000%	111,995,000	117,559,752
Government National Mortgage Association
01/15/39	5.000%	944,425	1,030,721
03/15/40	5.000%	806,733	884,734
05/15/40	5.000%	3,258,169	3,555,884
06/15/40	5.000%	3,822,693	4,192,299
05/15/41	4.500%	856,664	936,923
05/20/41	4.500%	6,000,338	6,622,498
06/20/41	4.000%	4,404,728	4,834,603
09/15/41	4.000%	1,829,292	2,003,361
09/20/41	4.500%	840,543	927,696
10/15/41	4.500%	9,358,399	10,235,164
11/15/41	3.500%	5,591,562	6,096,376
11/20/41	4.000%	1,748,834	1,906,393
02/15/42	4.000%	5,027,738	5,572,148
02/15/42	4.000%	10,220,872	11,391,482
03/15/42	3.500%	4,678,195	5,100,549
07/15/42	3.500%	1,958,683	2,135,515
08/15/42	3.000%	1,989,431	2,126,143
Government National Mortgage Association (d)
12/20/12	3.000%	12,190,000	13,005,205
08/15/42	3.500%	5,276,438	5,752,802
12/20/42	3.500%	5,610,000	6,115,777
Total U.S. Government & Agency Obligations (Cost: $799,150,830)			$805,605,866

Foreign Government Obligations(a) 1.9%
ARGENTINA 0.1%
Argentina Boden Bonds Senior Unsecured
10/03/15	7.000%	649,000	554,895

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
ARGENTINA (CONTINUED)
Argentina Bonar Bonds Senior Unsecured
04/17/17	7.000%		$285,000	$223,013
Argentina Republic Government International Bond
Senior Unsecured
12/31/33	8.280%		1,215,494	765,761
Argentina Republic Government International Bond (c)
Senior Unsecured
12/15/35	4.383%		4,200,000	495,600
Total				2,039,269
BRAZIL 0.2%
Banco do Brasil SA (c)
12/31/49	8.500%		250,000	297,500
Brazilian Government International Bond
01/15/18	8.000%		366,667	428,083
08/17/40	11.000%		400,000	504,000
Senior Unsecured
01/17/17	6.000%		4,000,000	4,750,000
01/07/41	5.625%		528,000	698,544
Centrais Eletricas Brasileiras SA
Senior Unsecured
10/27/21	5.750%		200,000	222,000
Centrais Eletricas Brasileiras SA (b)
Senior Unsecured
10/27/21	5.750%		422,000	468,420
Morgan Stanley Senior Unsecured (b)
05/03/17	10.090%	BRL	405,000	205,931
Petrobras International Finance Co.
03/15/19	7.875%		142,000	178,041
01/20/20	5.750%		270,000	308,444
01/27/21	5.375%		600,000	676,076
01/27/41	6.750%		1,820,000	2,301,428
Total				11,038,467
CHILE —%
Codelco Senior Unsecured (b)
07/17/22	3.000%		600,000	605,316
Empresa Nacional del Petroleo Senior Unsecured (b)
12/06/21	4.750%		199,000	213,677
Total				818,993
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/27/17	7.375%		200,000	248,000
09/18/37	7.375%		350,000	545,300
01/18/41	6.125%		479,000	661,407
Corporación Andina de Fomento
06/15/22	4.375%		581,000	629,920

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
COLOMBIA (CONTINUED)
Senior Unsecured
06/04/19	8.125%	$1,400,000	$1,812,133
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	450,000	580,500
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	211,000	237,307
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	324,000,000	202,072
Total	4,916,639
COSTA RICA 0.1%
Instituto Costarricense de Electricidad Senior Unsecured (b)
11/10/21	6.950%	2,400,000	2,709,600
DOMINICAN REPUBLIC —%
Dominican Republic International Bond
Senior Unsecured
05/06/21	7.500%	100,000	116,900
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	280,000	327,095
04/20/27	8.625%	142,000	169,690
Total	613,685
HUNGARY —%
Hungary Government International Bond
Senior Unsecured
01/29/20	6.250%	200,000	219,797
03/29/21	6.375%	142,000	156,560
Total	376,357
INDONESIA 0.1%
Indonesia Government International Bond
Senior Unsecured
03/04/19	11.625%	350,000	532,000
10/12/35	8.500%	200,000	322,500
02/17/37	6.625%	600,000	813,000
01/17/38	7.750%	600,000	913,500
Indonesia Government International Bond (b)
Senior Unsecured
05/05/21	4.875%	280,000	323,526
01/17/38	7.750%	277,000	421,733
Indonesia Treasury Bond Senior Unsecured
05/15/22	7.000%	IDR	3,475,000,000	404,854
Majapahit Holding BV
01/20/20	7.750%	400,000	502,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
Majapahit Holding BV (b)
06/28/17	7.250%	$128,000	$151,976
08/07/19	8.000%	142,000	178,565
PT Pertamina Persero
Senior Unsecured
05/03/22	4.875%	200,000	218,000
05/03/42	6.000%	200,000	226,000
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	412,000	462,582
Total			5,470,236
IRELAND —%
Vnesheconombank Via VEB Finance PLC Senior Unsecured
02/13/17	5.375%	200,000	216,500
KAZAKHSTAN —%
KazMunayGas National Co. JSC
Senior Unsecured
04/09/21	6.375%	200,000	244,340
KazMunayGas National Co. JSC (b)
Senior Unsecured
01/23/15	11.750%	142,000	170,201
07/02/18	9.125%	135,000	178,524
Total			593,065
LITHUANIA —%
Lithuania Government International Bond
Senior Unsecured
02/01/22	6.625%	350,000	445,375
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%	273,000	333,002
Republic of Lithuania
02/11/20	4.750%	185,000	239,112
Total			1,017,489
LUXEMBOURG —%
VTB Bank OJSC Via VTB Capital SA Senior Unsecured
02/22/18	6.315%	200,000	214,576
MEXICO 0.3%
Comision Federal de Electricidad Senior Unsecured
02/14/42	5.750%	425,000	483,438
Mexican Bonos
06/10/21	6.500%	MXN 270,000	224,706

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
MEXICO (CONTINUED)
06/03/27	7.500%	MXN $	530,000	$468,334
Mexican Government International Bond Senior Unsecured
09/27/34	6.750%	850,000	1,225,275
Mexico Government International Bond
Senior Unsecured
03/19/19	5.950%	850,000	1,049,750
01/15/20	5.125%	1,750,000	2,094,750
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	7,158,000
01/21/21	5.500%	486,000	568,620
Petroleos Mexicanos
05/03/19	8.000%	300,000	393,375
06/02/41	6.500%	270,000	339,525
Government Guaranteed
12/20/22	1.700%	1,025,000	1,035,892
Total	15,041,665
PANAMA —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%	700,000	998,200
PERU —%
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(l)
05/31/18	0.000%	180,742	162,668
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	300,000	438,000
03/14/37	6.550%	625,000	914,062
Peruvian Government International Bond (b)
Senior Unsecured
08/12/31	6.950%	PEN	287,000	138,003
Total	1,652,733
PHILIPPINES —%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%	142,000	196,748
POLAND 0.1%
Poland Government International Bond
Senior Unsecured
03/23/22	5.000%	337,000	398,199
03/17/23	3.000%	5,000,000	4,996,477
Total	5,394,676

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	$1,835,000	$2,247,875
REPUBLIC OF NAMIBIA —%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	233,000	258,630
ROMANIA —%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	134,000	158,361
RUSSIAN FEDERATION 0.3%
Gazprom OAO Via Gaz Capital SA
Senior Unsecured
04/28/34	8.625%	650,000	932,217
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
11/22/16	6.212%	142,000	158,827
01/23/21	5.999%	550,000	628,512
08/16/37	7.288%	135,000	173,381
Gazprom OAO Via Gazprom International SA
Senior Unsecured
02/01/20	7.201%	175,935	196,087
Gazprom OAO Via Gazprom International SA (b)
Senior Unsecured
02/01/20	7.201%	1,199,557	1,336,954
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%	300,000	317,252
Russian Foreign Bond - Eurobond
Senior Unsecured
04/29/20	5.000%	500,000	585,750
Russian Foreign Bond - Eurobond (b)(c)
Senior Unsecured
03/31/30	7.500%	426,250	541,806
Russian Foreign Bond - Eurobond (c)
Senior Unsecured
03/31/30	7.500%	2,325,000	2,955,307
VTB Bank OJSC/Capital SA Subordinated Notes (b)
10/17/22	6.950%	5,000,000	5,266,600
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	211,000	248,453
Total			13,341,146

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	$118,000	$133,989
SRI LANKA —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	197,100
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured
05/08/22	6.000%	197,917	215,729
Petroleum Co. of Trinidad & Tobago Ltd. (b)
Senior Unsecured
08/14/19	9.750%	277,000	366,268
Total			581,997
TURKEY 0.1%
Export Credit Bank of Turkey (b)
11/04/16	5.375%	270,000	296,026
Turkey Government International Bond
Senior Unsecured
09/26/16	7.000%	400,000	470,000
03/30/21	5.625%	1,170,000	1,398,501
02/05/25	7.375%	600,000	825,000
03/17/36	6.875%	802,000	1,104,434
05/30/40	6.750%	600,000	828,000
Total			4,921,961
UKRAINE 0.1%
Ukraine Government International Bond Senior Unsecured
06/04/14	7.950%	5,000,000	5,074,450
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (b)
12/13/21	5.875%	463,000	549,513
URUGUAY —%
Uruguay Government International Bond
11/18/22	8.000%	250,000	364,375

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
URUGUAY (CONTINUED)
Senior Unsecured
03/21/36	7.625%	$978,000	$1,514,922
Total			1,879,297
VENEZUELA 0.3%
Petroleos de Venezuela SA
11/02/17	8.500%	9,780,000	9,242,100
02/17/22	12.750%	148,000	160,210
Senior Unsecured
10/28/15	5.000%	135,000	120,825
10/28/16	5.125%	401,000	337,843
Venezuela Government International Bond
Senior Unsecured
10/13/19	7.750%	500,000	455,000
05/07/23	9.000%	688,000	631,240
01/13/34	9.375%	1,075,000	991,687
Total			11,938,905
Total Foreign Government Obligations (Cost: $90,165,089)			$94,592,122

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.8%
Banking 0.7%
Citigroup Capital XIII (c)
10/30/40	7.875%	394,475	$11,045,300
M&T Bank Corp. (c)
12/31/49	5.000%	4,975	5,210,700
PNC Financial Services Group, Inc. (c)
12/31/49	6.125%	252,425	6,881,105
U.S. Bancorp (c)
12/31/49	6.500%	172,875	4,982,258
Wells Fargo & Co., 7.980% (c)
03/29/49	7.980%	3,235,000	3,716,206
Total			31,835,569
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	273,950	7,169,272
Total Preferred Debt (Cost: $37,348,987)			$39,004,841

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.8%
City of Chicago Series 2012B
01/01/42	5.432%	$2,070,000	$2,157,126

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
City of Houston Series 2009-A
03/01/32	6.290%	$4,500,000	$5,686,965
Commonwealth of Massachusetts Series 2010Z
06/01/30	5.631%	240,000	299,782
Kentucky Asset Liability Commission Series 2010
04/01/18	3.165%	8,070,000	8,446,627
Los Angeles Unified School District Series 2009
07/01/34	5.750%	655,000	796,565
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	3,000,000	3,524,430
03/01/40	7.625%	800,000	1,162,256
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,453,610
Taxable-Various Purpose
Series 2009
10/01/19	6.200%	1,025,000	1,260,822
Series 2010
03/01/19	6.200%	2,700,000	3,224,232
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,136,700
02/01/35	6.630%	4,265,000	4,926,075
Taxable Pension
Series 2003
06/01/18	4.350%	4,000,000	4,226,640
Total Municipal Bonds (Cost: $37,172,201)			$38,301,830
Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (c)(m)
02/28/19	8.250%	$175,000	$177,625

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals —%
PQ Corp. Tranche B Term Loan (c)(m)
04/15/17	5.250%	$291,000	$292,275
Construction Machinery —%
CPM Holdings, Inc. (c)(m)
1st Lien Term Loan
08/29/17	6.250%	212,000	213,325
2nd Lien Term Loan
03/01/18	10.250%	147,000	148,102
Total			361,427
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (c)(m)
10/01/19	6.000%	348,000	344,520
West Corp. Tranche B6 Term Loan (c)(m)
06/30/18	5.750%	263,340	267,290
Total			611,810
Consumer Products —%
Serta Simmons Holdings LLC Term Loan (c)(m)
10/01/19	5.000%	198,000	197,753
Spectrum Brands, Inc. Term Loan (c)(d)(m)
10/09/19	4.500%	33,000	33,206
Total			230,959
Health Care —%
ConvaTec, Inc. Term Loan (c)(m)
12/22/16	5.000%	43,000	43,236
U.S. Renal Care, Inc. (c)(m)
1st Lien Term Loan
07/03/19	6.250%	277,305	280,078
2nd Lien Term Loan
01/03/20	10.250%	278,000	283,560
Total			606,874
Media Cable —%
WideOpenWest Finance LLC Term Loan (c)(m)
09/16/18	6.250%	176,557	178,445

Borrower		Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(m)
03/18/19		7.500%	$228,000	$233,130
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(d)(m)
10/18/17		5.750%	376,294	377,235
Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (c)(m)
05/24/18		5.500%	271,000	273,160
Lonestar Intermediate Super Holdings LLC Term Loan (c)(m)
09/02/19		11.000%	401,000	424,057
Total				697,217
Technology —%
Blue Coat Systems Term Loan (c)(m)
02/15/18		5.750%	166,583	167,104
Total Senior Loans (Cost: $3,865,222)				$3,934,101
Issuer			Shares	Value

Warrants —%
OIL FIELD SERVICES —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)			327	$10,137
TOTAL OIL FIELD SERVICES				10,137
Total Warrants (Cost: $19,947)				$10,137
Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
U.S. Treasury Note futures, 10-year
	9,500,000	133.50	01/25/13	84,609
Total Options Purchased Calls (Cost: $62,575)				$84,609

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Treasury Bills 1.2%
U.S. Treasury Bills
12/13/12	0.160%	$120,000	$119,993
02/28/13	0.080%	49,225,000	49,215,500
04/04/13	0.110%	7,735,000	7,732,184
Total Treasury Bills (Cost: $57,064,798)			$57,067,677

	Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.154% (o)(p)(q)	274,870,229	$274,870,229
Total Money Market Funds (Cost: $274,870,229)		$274,870,229
Issuer	Shares	Value

Total Investments
(Cost: $4,954,727,472) (r)		$5,074,133,693(s)
Other Assets & Liabilities, Net		(190,662,957)
Net Assets		$4,883,470,736

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(181)	(27,161,313)	March 2013	—	(96,653)
U.S. Treasury Note, 2-year	55	12,124,922	March 2013	3,322	—
U.S. Treasury Note, 5-year	(862)	(107,507,562)	March 2013	—	(224,129)
U.S. Treasury Note, 10-year	(257)	(34,345,642)	March 2013	—	(90,892)
U.S. Treasury Note, 10-year	(25)	(3,353,125)	December 2012	—	(26,814)
U.S. Treasury Ultra Bond, 30-year	(319)	(52,934,062)	March 2013	—	(40,577)
Total				3,322	(479,065)

Open Options Contracts Written at November 30, 2012

Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
U.S. Treasury Note Futures, 10-year	Put	9,500,000	131.50	(44,300)	January 2013	20,781
U.S. Treasury Note Futures, 10-year	Call	9,500,000	135.00	(18,043)	January 2013	26,719
Total						47,500

Credit Default Swap Contracts Outstanding at November 30, 2012 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate%	Notional Amount($)	Market Value($)	Unamortized Premium (Paid) Received($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	December 20, 2017	1.000	12,630,000	288,363	(310,968)	(25,260)	—	(47,865)
Morgan Stanley	Barclays Bank, PLC	June 20, 2017	1.000	1,280,000	21,456	(80,627)	(2,560)	—	(61,731)
Morgan Stanley	Barclays Bank, PLC	September 20, 2017	1.000	6,915,000	141,020	(356,767)	(13,830)	—	(229,577)
Citibank	CDX North America Investment Grade 18	June 20, 2017	1.000	12,065,000	(61,248)	(83,672)	(24,130)	—	(169,050)
JPMorgan	CDX North America Investment Grad 18-V1	June 20, 2017	1.000	26,300,000	(133,513)	(186,475)	(52,600)	—	(372,588)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate%	Notional Amount($)	Market Value($)	Unamortized Premium (Paid) Received($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.000	13,995,000	(9,856)	(57,223)	(139,950)	—	(207,029)
JPMorgan	CDX North America High Yield 19	December 20, 2017	5.000	27,965,000	(19,693)	(763,867)	(279,650)	—	(1,063,210)
Goldman Sachs International	D.R. Horton, Inc.	June 20, 2017	1.000	1,245,000	33,176	(76,086)	(2,490)	—	(45,400)
JPMorgan	D.R. Horton, Inc.	June 20, 2017	1.000	11,635,000	310,047	(615,909)	(23,270)	—	(329,132)
Citibank	Goldman Sachs Group, Inc.	September 20, 2017	1.000	7,905,000	240,493	(516,425)	(15,810)	—	(291,742)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	6,670,000	(158,774)	151,405	(13,340)	—	(20,709)
JPMorgan	Home Depot, Inc.	June 20, 2017	1.000	640,000	(17,271)	12,699	(1,280)	—	(5,852)
Morgan Stanley	Home Depot, Inc.	September 20, 2017	1.000	11,065,000	(302,635)	243,513	(22,130)	—	(81,252)
Goldman Sachs International	Limited Brands, Inc.	September 20, 2017	1.000	4,445,000	215,387	(227,027)	(8,890)	—	(20,530)
JPMorgan	Limited Brands, Inc.	June 20, 2017	1.000	660,000	27,749	(38,255)	(1,320)	—	(11,826)
Citibank	Marriott International, Inc.	December 20, 2017	1.000	5,490,000	(27,067)	10,624	(10,980)	—	(27,423)
Citibank	Textron, Inc.	September 20, 2017	1.000	825,000	15,395	(17,054)	(1,650)	—	(3,309)
Goldman Sachs International	Textron, Inc.	September 20, 2017	1.000	5,370,000	100,206	(118,096)	(10,740)	—	(28,630)
Goldman Sachs International	Toll Brothers, Inc.	June 20, 2017	1.000	3,910,000	49,253	(162,589)	(7,820)	—	(121,156)
Morgan Stanley	Toll Brothers, Inc.	December 20, 2017	1.000	15,650,000	303,953	(238,974)	(31,300)	33,679	—
Total								33,679	(3,138,011)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $458,304,270 or 9.38% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to $408,625, which represents 0.01% of net assets.

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $4,318,986, which represents 0.09% of net assets.

(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $378,000, representing 0.01% of net assets.  Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Allen Systems Group, Inc. Secured
11/15/16 10.500%	04-25-12	447,319

(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)

At November 30, 2012, investments in securities included securities valued at $3,147,087 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Zero coupon bond.

(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.
(o)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows: [Insert S26]

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	502,632,840	594,362,800	(822,125,411)	274,870,229	152,460	274,870,229

(q)	At November 30, 2012, cash or short-term securities were designated to cover open put and/or call options on futures written.
(r)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $4,954,727,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$124,905,000
Unrealized Depreciation	(5,498,000)
Net Unrealized Appreciation	$119,407,000

(s)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	18,691,925	16,755,366	35,447,291
All Other Industries	—	1,482,881,976	—	1,482,881,976
Residential Mortgage-Backed Securities - Agency	—	418,639,370	—	418,639,370
Residential Mortgage-Backed Securities - Non-Agency	—	180,631,707	21,067,242	201,698,949
Commercial Mortgage-Backed Securities - Agency	—	21,436,157	—	21,436,157
Commercial Mortgage-Backed Securities - Non-Agency	—	295,997,428	13,780,214	309,777,642
Asset-Backed Securities - Non-Agency	—	167,342,244	9,994,641	177,336,885
Inflation-Indexed Bonds	—	199,455,940	—	199,455,940
U.S. Treasury Obligations	821,627,237	92,360,834	—	913,988,071
U.S. Government & Agency Obligations	—	805,605,866	—	805,605,866
Foreign Government Obligations	—	94,429,454	162,668	94,592,122
Preferred Debt	35,288,635	3,716,206	—	39,004,841
Municipal Bonds	—	38,301,830	—	38,301,830
Total Bonds	856,915,872	3,819,490,937	61,760,131	4,738,166,940
Equity Securities
Warrants
Oil Field Services	—	10,137	—	10,137
Total Equity Securities	—	10,137	—	10,137
Short-Term Securities
Treasury Bills	57,067,677	—	—	57,067,677
Total Short-Term Securities	57,067,677	—	—	57,067,677
Other
Senior Loans
Brokerage	—	—	177,625	177,625
All Other Industries	—	3,756,476		3,756,476
Options Purchased Calls	84,609	—	—	84,609
Money Market Funds	274,870,229	—	—	274,870,229
Total Other	274,954,838	3,756,476	177,625	278,888,939
Investments in Securities	1,188,938,387	3,823,257,550	61,937,756	5,074,133,693
Derivatives
Assets
Futures Contracts	3,322	—	—	3,322
Swap Contracts	—	33,679	—	33,679
Liabilities
Futures Contracts	(479,065)	—	—	(479,065)
Options Contracts Written	(47,500)	—	—	(47,500)
Swap Contracts	—	(3,138,011)	—	(3,138,011)
Total	1,188,415,144	3,820,153,218	61,937,756	5,070,506,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, option contracts written and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds& Notes ($)	Residential Mortgage- Backed Securities-Non- Agency ($)	Commercial Mortgage- Backed Securities- Non-Agency ($)	Asset- Backed Securities- Non-Agency ($)	U.S. Government & Agency Obligations ($)	Foreign Government Obligations ($)	Preferred Debt ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2012	9,435,166	8,072,357	—	10,114,491	12,979,169	164,475	4,174,538	—	44,940,196
Accrued discounts/premiums	9,758	(743)	(31)	20,498	—	842	—	(121)	30,203
Realized gain (loss)	(9,034)	9,560	7	36,368	—	—	—	—	36,901
Change in unrealized appreciation (depreciation)(a)	218,896	99,424	26,342	171,943	—	(2,649)	—	1,652	515,608
Sales	(108,989)	(789,510)	(33,912)	(348,659)	—	—	—	—	(1,281,070)
Purchases	2,097,419	13,676,154	13,787,808	—	—	—	—	—	29,561,381
Transfers into Level 3	5,112,150	—	—	—	—	—	—	176,094	5,288,244
Transfers out of Level 3	—	—	—	—	(12,979,169)	—	(4,174,538)	—	(17,153,707)
Balance as of November 30, 2012	16,755,366	21,067,242	13,780,214	9,994,641	—	162,668	—	177,625	61,937,756

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $515,608 which is comprised of Corporate Bonds & Notes of $218,896, Residential Mortgage-Backed Securities - Non-Agency of $99,424, Commercial Mortgage Backed Securities - Non-Agency of $26,342, Asset-Backed Securities - Non-Agency of $171,943, Foreign Government Obligations of $(2,649) and Senior Loans of $1,652.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Corporate Bonds, Residential and Commercial  Mortgage Backed Securities, Asset-Backed Securities, Foreign Government Obligations and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, November 30, 2012, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, November 30, 2012.

Financial assets were transferred from Level 3 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios Multi-Manager Small Cap Equity Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.1%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.6%
Dorman Products, Inc. (a)	21,831	$746,620
Tenneco, Inc. (a)	32,014	1,026,689
Tower International, Inc. (a)	90,000	706,500
Total		2,479,809
Automobiles 0.6%
Thor Industries, Inc.	67,896	2,562,395
Diversified Consumer Services 1.4%
Capella Education Co. (a)	27,175	751,932
Grand Canyon Education, Inc. (a)	117,600	2,784,768
Steiner Leisure Ltd. (a)	21,012	966,552
Stewart Enterprises, Inc., Class A	172,762	1,319,902
Total		5,823,154
Hotels, Restaurants & Leisure 2.2%
AFC Enterprises, Inc. (a)	27,368	723,610
Bally Technologies, Inc. (a)	13,803	623,067
Domino’s Pizza, Inc.	16,209	674,294
Interval Leisure Group, Inc.	40,906	770,260
Jack in the Box, Inc. (a)	22,899	630,867
Krispy Kreme Doughnuts, Inc. (a)	90,800	826,280
Marriott Vacations Worldwide Corp. (a)	25,956	1,033,308
Papa John’s International, Inc. (a)	18,164	961,421
Ryman Hospitality Properties	18,298	607,860
Sonic Corp. (a)	181,622	1,839,831
Vail Resorts, Inc.	11,936	672,236
Total		9,363,034
Household Durables 1.0%
Helen of Troy Ltd. (a)	48,781	1,505,382
Jarden Corp.	12,344	653,121
KB Home	43,000	617,480
La-Z-Boy, Inc. (a)	41,262	615,629
NACCO Industries, Inc., Class A	7,913	421,921
Ryland Group, Inc. (The)	20,549	687,364
Total		4,500,897
Media 1.0%
Cinemark Holdings, Inc.	24,703	671,922
Lamar Advertising Co., Class A (a)	18,771	737,137
Morningstar, Inc.	27,825	1,776,070

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Scholastic Corp.	34,610	$971,156
Total		4,156,285
Specialty Retail 3.9%
ANN, Inc. (a)	19,744	662,411
Asbury Automotive Group, Inc. (a)	25,623	773,558
Ascena Retail Group, Inc. (a)	42,386	851,959
Cabela’s, Inc. (a)	13,839	661,089
Cato Corp. (The), Class A	28,781	836,376
Chico’s FAS, Inc.	93,710	1,747,691
Finish Line, Inc., Class A (The)	31,000	639,530
GameStop Corp., Class A	24,962	655,253
GNC Holdings, Inc., Class A	16,976	596,367
Hibbett Sports, Inc. (a)	33,250	1,786,855
Lithia Motors, Inc., Class A	24,962	893,140
OfficeMax, Inc.	95,000	950,000
Pier 1 Imports, Inc.	85,576	1,642,203
Rue21, Inc. (a)	27,550	790,961
Sonic Automotive, Inc., Class A	72,000	1,421,280
Stage Stores, Inc.	30,683	793,769
Vitamin Shoppe, Inc. (a)	12,693	752,187
Zale Corp. (a)	66,285	323,471
Total		16,778,100
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc. (a)	16,135	855,800
G-III Apparel Group Ltd. (a)	20,805	791,630
Hanesbrands, Inc. (a)	18,521	668,608
Movado Group, Inc.	18,966	657,931
Oxford Industries, Inc.	14,040	767,146
Total		3,741,115
TOTAL CONSUMER DISCRETIONARY		49,404,789
CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.8%
Fresh Market, Inc. (The) (a)	15,759	816,789
Harris Teeter Supermarkets, Inc.	31,500	1,196,685
Weis Markets, Inc.	34,219	1,338,305
Total		3,351,779
Food Products 0.4%
Dole Food Co., Inc. (a)	61,000	700,280
Hain Celestial Group, Inc. (The) (a)	10,251	617,828

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Sanderson Farms, Inc.	10,100	$484,497
Total		1,802,605
Household Products 0.2%
Spectrum Brands Holdings, Inc.	14,528	694,874
Personal Products 0.9%
Elizabeth Arden, Inc. (a)	14,219	659,904
Medifast, Inc. (a)	57,184	1,813,876
Nu Skin Enterprises, Inc., Class A	32,000	1,452,800
Total		3,926,580
TOTAL CONSUMER STAPLES		9,775,838
ENERGY 5.1%
Energy Equipment & Services 1.7%
CARBO Ceramics, Inc.	18,325	1,403,145
Core Laboratories NV	18,680	1,927,403
Geospace Technologies Corp. (a)	25,464	1,939,593
Hercules Offshore, Inc. (a)	219,600	1,133,136
Hornbeck Offshore Services, Inc. (a)	28,000	1,007,160
Total		7,410,437
Oil, Gas & Consumable Fuels 3.4%
Arch Coal, Inc.	85,000	571,200
Bill Barrett Corp. (a)	50,000	869,000
Bonanza Creek Energy, Inc. (a)	41,594	985,778
Cheniere Energy, Inc. (a)	44,660	750,288
Comstock Resources, Inc. (a)	53,070	870,348
Contango Oil & Gas Co. (a)	44,475	1,823,030
Delek U.S. Holdings, Inc.	27,229	715,306
Gulfport Energy Corp. (a)	58,027	2,207,347
Midstates Petroleum Co., Inc. (a)	105,000	721,350
Oasis Petroleum, Inc. (a)	28,258	853,956
PDC Energy, Inc. (a)	30,076	1,079,127
Renewable Energy Group, Inc. (a)	65,223	386,120
Rex Energy Corp. (a)	66,966	880,603
Swift Energy Co. (a)	56,000	866,880
Targa Resources Corp.	17,742	888,697
Total		14,469,030
TOTAL ENERGY		21,879,467

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 18.5%
Capital Markets 1.6%
Apollo Investment Corp.	76,697	$622,780
GAMCO Investors, Inc., Class A	29,000	1,421,000
Medley Capital Corp.	77,333	1,054,049
Piper Jaffray Companies (a)	16,800	476,616
Walter Investment Management (a)	24,000	1,014,720
Westwood Holdings Group, Inc.	54,496	2,178,750
Total		6,767,915
Commercial Banks 5.4%
Associated Banc-Corp.	105,950	1,361,458
Community Bank System, Inc.	57,000	1,532,160
Community Trust Bancorp, Inc.	19,310	632,209
FNB Corp.	64,000	691,200
Independent Bank Corp.	52,183	1,497,652
National Penn Bancshares, Inc.	132,416	1,253,980
Old National Bancorp	117,929	1,384,487
PrivateBancorp, Inc.	54,500	893,255
Prosperity Bancshares, Inc.	35,500	1,460,115
Renasant Corp.	53,000	976,260
Sandy Spring Bancorp, Inc.	109,637	2,065,561
Sterling Bancorp	155,000	1,441,500
Susquehanna Bancshares, Inc.	119,000	1,223,320
SVB Financial Group (a)	3,332	183,993
Texas Capital Bancshares, Inc. (a)	28,500	1,283,640
Umpqua Holdings Corp.	119,290	1,390,921
Webster Financial Corp.	45,018	937,275
WesBanco, Inc.	47,713	1,007,221
Western Alliance Bancorp (a)	96,600	981,456
Wintrust Financial Corp.	24,000	882,960
Total		23,080,623
Insurance 4.1%
Alterra Capital Holdings Ltd.	117,200	2,742,480
American Equity Investment Life Holding Co.	90,000	1,037,700
AMERISAFE, Inc. (a)	57,500	1,488,100
Amtrust Financial Services, Inc.	50,280	1,449,070
Argo Group International Holdings Ltd.	29,235	970,310
CNO Financial Group, Inc.	144,000	1,310,400
First American Financial Corp.	84,780	2,017,764
Hanover Insurance Group, Inc. (The)	35,528	1,298,548
Maiden Holdings Ltd.	118,231	1,061,714
National Financial Partners Corp. (a)	89,000	1,478,290
Platinum Underwriters Holdings Ltd.	28,000	1,246,560

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Symetra Financial Corp.	115,000	$1,406,450
Total		17,507,386
Real Estate Investment Trusts (REITs) 5.1%
American Assets Trust, Inc.	60,000	1,633,800
BioMed Realty Trust, Inc.	62,620	1,206,687
Brandywine Realty Trust	100,000	1,193,000
CBL & Associates Properties, Inc.	47,000	1,057,970
Colonial Properties Trust	60,071	1,225,448
Colony Financial, Inc.	70,010	1,401,600
Cousins Properties, Inc.	153,290	1,258,511
CubeSmart	114,000	1,573,200
First Industrial Realty Trust, Inc. (a)	113,000	1,491,600
Glimcher Realty Trust	87,392	936,842
Hersha Hospitality Trust	272,790	1,279,385
Highwoods Properties, Inc.	27,500	886,600
Kilroy Realty Corp.	32,731	1,476,168
LaSalle Hotel Properties	27,772	669,583
MFA Financial, Inc.	86,382	726,473
Omega Healthcare Investors, Inc.	34,964	801,375
PennyMac Mortgage Investment Trust	43,500	1,072,275
Post Properties, Inc.	14,174	696,369
Sun Communities, Inc.	30,180	1,164,948
Total		21,751,834
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	10,933	896,615
Thrifts & Mortgage Finance 2.1%
EverBank Financial Corp.	100,167	1,480,468
Flushing Financial Corp.	54,500	815,320
Northwest Bancshares, Inc.	92,000	1,097,560
Ocwen Financial Corp. (a)	57,637	2,066,863
Oritani Financial Corp.	78,000	1,138,800
Provident Financial Services, Inc.	89,460	1,296,275
Radian Group, Inc.	164,600	720,948
Total		8,616,234
TOTAL FINANCIALS		78,620,607
HEALTH CARE 11.7%
Biotechnology 2.0%
Aegerion Pharmaceuticals, Inc. (a)	33,069	724,211
Affymax, Inc. (a)	43,180	1,055,319
Alkermes PLC (a)	42,491	820,501
Alnylam Pharmaceuticals, Inc. (a)	38,348	650,766

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (a)	39,619	$885,881
Medivation, Inc. (a)	13,798	719,566
Myriad Genetics, Inc. (a)	22,149	636,119
NPS Pharmaceuticals, Inc. (a)	79,531	813,602
Onyx Pharmaceuticals, Inc. (a)	10,681	806,095
Orexigen Therapeutics, Inc. (a)	131,256	619,528
Pharmacyclics, Inc. (a)	11,050	586,203
Total		8,317,791
Health Care Equipment & Supplies 4.4%
Abaxis, Inc. (a)	73,525	2,774,833
Align Technology, Inc. (a)	77,425	2,120,671
Analogic Corp.	10,443	769,336
CONMED Corp.	49,000	1,353,870
Cyberonics, Inc. (a)	12,007	620,762
Cynosure Inc., Class A (a)	23,994	540,345
Endologix, Inc. (a)	50,556	741,151
Haemonetics Corp. (a)	8,503	688,998
HeartWare International, Inc. (a)	9,745	802,111
ICU Medical, Inc. (a)	35,311	2,079,465
Meridian Bioscience, Inc.	104,875	2,100,646
Neogen Corp. (a)	59,025	2,688,589
Sirona Dental Systems, Inc. (a)	10,242	641,251
Symmetry Medical, Inc. (a)	103,000	1,004,250
Total		18,926,278
Health Care Providers & Services 2.9%
Air Methods Corp. (a)	8,657	945,085
Bio-Reference Labs, Inc. (a)	26,785	705,249
Brookdale Senior Living, Inc. (a)	39,875	1,019,205
Hanger, Inc. (a)	15,540	405,749
HealthSouth Corp. (a)	30,911	679,733
Kindred Healthcare, Inc. (a)	111,000	1,204,350
LHC Group, Inc. (a)	49,000	949,375
Magellan Health Services, Inc. (a)	12,996	674,232
Mednax, Inc. (a)	8,499	671,421
National Research Corp.	13,509	726,514
Team Health Holdings, Inc. (a)	23,580	660,004
Vanguard Health Systems, Inc. (a)	151,143	1,597,582
VCA Antech, Inc. (a)	55,000	1,142,900
WellCare Health Plans, Inc. (a)	21,500	1,037,805
Total		12,419,204
Health Care Technology 1.0%
HealthStream, Inc. (a)	86,700	2,056,524
MedAssets, Inc. (a)	98,160	1,580,376

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Technology (continued)
Medidata Solutions, Inc. (a)	15,953	$638,120
Total		4,275,020
Life Sciences Tools & Services 1.0%
ICON PLC, ADR (a)	47,389	1,307,463
PAREXEL International Corp. (a)	54,834	1,770,590
Techne Corp.	15,625	1,107,812
Total		4,185,865
Pharmaceuticals 0.4%
Pacira Pharmaceuticals, Inc. (a)	38,898	663,211
Santarus, Inc. (a)	91,621	913,462
Total		1,576,673
TOTAL HEALTH CARE		49,700,831
INDUSTRIALS 17.9%
Aerospace & Defense 0.8%
Aerovironment, Inc. (a)	53,850	1,099,078
DigitalGlobe, Inc. (a)	26,356	657,319
Hexcel Corp. (a)	34,532	892,652
Triumph Group, Inc.	13,337	875,041
Total		3,524,090
Airlines 0.7%
Alaska Air Group, Inc. (a)	26,000	1,111,500
U.S. Airways Group, Inc. (a)	139,855	1,802,731
Total		2,914,231
Building Products 1.5%
AO Smith Corp.	13,619	857,316
Apogee Enterprises, Inc.	30,106	690,029
Simpson Manufacturing Co., Inc.	102,300	3,346,233
USG Corp. (a)	59,000	1,582,970
Total		6,476,548
Commercial Services & Supplies 4.4%
Cenveo, Inc. (a)	189,218	442,770
Deluxe Corp.	50,000	1,440,000
Encore Capital Group, Inc. (a)	22,290	592,468
Geo Group, Inc. (The)	66,770	1,882,914
Healthcare Services Group, Inc.	39,662	932,850
Herman Miller, Inc.	66,710	1,408,915
InnerWorkings, Inc. (a)	140,025	1,821,725
Portfolio Recovery Associates, Inc. (a)	6,547	646,975

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers, Inc.	62,400	$1,429,584
Rollins, Inc.	88,700	2,019,699
Sykes Enterprises, Inc. (a)	86,100	1,262,226
Tetra Tech, Inc. (a)	66,975	1,725,276
TMS International Corp., Class A (a)	85,000	935,000
Unifirst Corp.	9,376	661,665
United Stationers, Inc.	46,000	1,411,740
Total		18,613,807
Construction & Engineering 0.9%
EMCOR Group, Inc.	96,793	3,179,650
MasTec, Inc. (a)	27,784	634,587
Total		3,814,237
Electrical Equipment 0.4%
AZZ, Inc.	22,251	848,208
Brady Corp., Class A	33,290	1,063,283
Total		1,911,491
Industrial Conglomerates 0.8%
Raven Industries, Inc.	130,700	3,396,893
Machinery 3.1%
Hyster-Yale Materials Handling, Inc.	15,346	636,552
Middleby Corp. (a)	6,637	845,488
Mueller Industries, Inc.	19,950	952,812
Proto Labs, Inc. (a)	103,457	3,774,111
Sun Hydraulics Corp.	125,250	3,274,035
Trinity Industries, Inc.	41,000	1,302,570
Valmont Industries, Inc.	6,318	882,372
Wabash National Corp. (a)	185,000	1,496,650
Total		13,164,590
Professional Services 1.6%
Acacia Research Corp. (a)	71,800	1,596,114
Advisory Board Co. (The) (a)	71,680	3,243,520
Navigant Consulting, Inc. (a)	104,000	1,082,640
On Assignment, Inc. (a)	46,379	924,333
Total		6,846,607
Road & Rail 1.8%
Amerco, Inc.	8,534	1,024,165
Avis Budget Group, Inc. (a)	43,206	818,322
Heartland Express, Inc.	98,550	1,353,092
Old Dominion Freight Line, Inc. (a)	21,386	715,148

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Saia, Inc. (a)	33,131	$717,617
Swift Transportation Co. (a)	106,000	896,760
Werner Enterprises, Inc.	95,460	2,070,527
Total		7,595,631
Trading Companies & Distributors 1.9%
Air Lease Corp. (a)	28,519	634,548
Beacon Roofing Supply, Inc. (a)	58,783	1,812,868
Houston Wire & Cable Co.	65,813	738,422
MRC Global, Inc. (a)	24,842	696,321
Textainer Group Holdings Ltd.	33,500	1,011,030
Titan Machinery, Inc. (a)	35,649	789,269
United Rentals, Inc. (a)	59,008	2,450,602
Total		8,133,060
TOTAL INDUSTRIALS		76,391,185
INFORMATION TECHNOLOGY 21.1%
Communications Equipment 0.6%
Acme Packet, Inc. (a)	23,000	458,850
Ciena Corp. (a)	63,000	937,440
Ixia (a)	42,975	645,484
Procera Networks, Inc. (a)	31,201	644,301
Total		2,686,075
Computers & Peripherals 0.9%
Fusion-io, Inc. (a)	21,853	509,830
QLogic Corp. (a)	108,620	1,029,718
Stratasys, Inc.	32,875	2,463,981
Total		4,003,529
Electronic Equipment, Instruments & Components 2.0%
Anixter International, Inc.	42,552	2,599,076
Electro Scientific Industries, Inc.	101,671	1,102,114
FARO Technologies, Inc. (a)	50,225	1,771,938
FEI Co.	15,944	877,398
Rofin-Sinar Technologies, Inc. (a)	26,600	562,590
Rogers Corp. (a)	27,000	1,199,610
TTM Technologies, Inc. (a)	59,644	537,989
Total		8,650,715
Internet Software & Services 3.4%
comScore, Inc. (a)	66,625	886,779
Cornerstone OnDemand, Inc. (a)	29,363	823,339
CoStar Group, Inc. (a)	45,550	3,956,473

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
NIC, Inc.	172,350	$2,586,973
Perficient, Inc. (a)	21,271	231,641
Saba Software, Inc. (a)	124,687	975,052
SciQuest, Inc. (a)	112,775	1,837,105
Stamps.com, Inc. (a)	92,850	2,355,604
Web.com Group, Inc. (a)	39,360	594,730
Total		14,247,696
IT Services 2.5%
Acxiom Corp. (a)	71,267	1,260,713
Booz Allen Hamilton Holdings Corp.	73,554	1,030,492
Cardtronics, Inc. (a)	25,000	573,500
FleetCor Technologies, Inc. (a)	15,256	796,211
Global Cash Access Holdings, Inc. (a)	324,970	2,557,514
Lender Processing Services, Inc.	48,000	1,192,800
MAXIMUS, Inc.	11,682	735,849
NeuStar, Inc., Class A (a)	61,202	2,460,320
Total		10,607,399
Semiconductors & Semiconductor Equipment 3.1%
Cirrus Logic, Inc. (a)	63,221	1,980,082
Fairchild Semiconductor International, Inc. (a)	83,000	1,107,220
Hittite Microwave Corp. (a)	43,000	2,609,240
IXYS Corp.	107,000	866,700
Kulicke & Soffa Industries, Inc. (a)	127,000	1,451,610
Micrel, Inc.	90,000	864,900
NVE Corp. (a)	34,325	1,822,657
RF Micro Devices, Inc. (a)	144,631	624,806
Rudolph Technologies, Inc. (a)	4,514	49,925
Silicon Image, Inc. (a)	165,000	768,900
Ultra Clean Holdings (a)	7,384	35,591
Ultratech, Inc. (a)	26,020	853,976
Total		13,035,607
Software 8.6%
Accelrys, Inc. (a)	222,925	1,963,969
ACI Worldwide, Inc. (a)	94,699	4,082,474
Advent Software, Inc. (a)	91,250	2,031,225
Aspen Technology, Inc. (a)	32,810	852,732
Blackbaud, Inc.	86,975	1,943,022
Bottomline Technologies, Inc. (a)	132,375	3,244,511
CommVault Systems, Inc. (a)	13,721	910,526
Ellie Mae, Inc. (a)	26,849	666,392
Eloqua, Inc. (a)	29,043	524,226
Envivio, Inc. (a)	73,000	118,260

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
EPIQ Systems, Inc.	79,000	$947,210
Factset Research Systems, Inc.	15,975	1,475,930
JDA Software Group, Inc. (a)	28,170	1,258,072
Manhattan Associates, Inc. (a)	13,564	776,403
Mentor Graphics Corp. (a)	138,285	2,064,595
Netscout Systems, Inc. (a)	78,331	1,967,675
NetSuite, Inc. (a)	11,294	673,348
PROS Holdings, Inc. (a)	137,475	2,437,432
SolarWinds, Inc. (a)	13,606	762,344
Sourcefire, Inc. (a)	64,108	3,156,037
Tyler Technologies, Inc. (a)	85,781	4,024,845
Ultimate Software Group, Inc. (a)	8,174	772,525
Total		36,653,753
TOTAL INFORMATION TECHNOLOGY		89,884,774
MATERIALS 5.0%
Chemicals 2.4%
American Vanguard Corp.	19,568	651,027
Balchem Corp.	64,600	2,309,450
Chemtura Corp. (a)	36,058	732,699
Cytec Industries, Inc.	29,587	2,030,852
Koppers Holdings, Inc.	29,222	1,034,167
Minerals Technologies, Inc.	9,230	683,020
OM Group, Inc. (a)	42,782	854,356
PolyOne Corp.	88,470	1,781,786
Total		10,077,357
Construction Materials 0.2%
Texas Industries, Inc. (a)	20,507	951,935
Containers & Packaging 0.5%
Boise, Inc.	151,000	1,238,200
Packaging Corp. of America	19,927	726,140
Total		1,964,340
Metals & Mining 0.8%
Metals U.S.A. Holdings Corp.	97,000	1,517,080
Reliance Steel & Aluminum Co.	17,723	999,577
Worthington Industries, Inc.	45,000	1,060,200
Total		3,576,857
Paper & Forest Products 1.1%
Clearwater Paper Corp. (a)	29,000	1,152,750
KapStone Paper and Packaging Corp. (a)	45,000	986,400

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products (continued)
Neenah Paper, Inc.	44,000	$1,234,640
Schweitzer-Mauduit International, Inc.	39,000	1,461,330
Total		4,835,120
TOTAL MATERIALS		21,405,609
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
8x8, Inc. (a)	114,971	758,809
TOTAL TELECOMMUNICATION SERVICES		758,809
UTILITIES 2.7%
Electric Utilities 1.1%
Cleco Corp.	26,200	1,055,598
Pinnacle West Capital Corp.	17,890	920,619
Portland General Electric Co.	42,989	1,161,993
UIL Holdings Corp.	48,000	1,721,760
Total		4,859,970
Gas Utilities 0.8%
New Jersey Resources Corp.	30,374	1,232,577
South Jersey Industries, Inc.	25,500	1,274,235
Southwest Gas Corp.	17,000	712,980
Total		3,219,792
Independent Power Producers & Energy Traders 0.2%
GenOn Energy, Inc. (a)	276,700	705,585
Multi-Utilities 0.6%
Avista Corp.	64,484	1,528,916
Vectren Corp.	38,585	1,128,611
Total		2,657,527
TOTAL UTILITIES		11,442,874
Total Common Stocks (Cost: $400,167,001)		$409,264,783

	Shares	Value

Exchange-Traded Funds 0.3%
Vanguard Russell 2000	7,400	486,624
iShares Russell 2000 Index Fund	6,050	496,766

Total Exchange-Traded Funds (Cost: $1,005,583)		$983,390

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	15,964,899	$15,964,899
Total Money Market Funds (Cost: $15,964,899)		$15,964,899

Total Investments (Cost: $417,137,483) (d)	$426,213,072(e)
Other Assets & Liabilities, Net	(323,785)
Net Assets	$425,889,287

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	19,091,625	60,549,023	(63,675,749)	—	15,964,899	6,904	15,964,899

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $417,137,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,823,000
Unrealized Depreciation	(17,747,000)
Net Unrealized Appreciation	$9,076,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	49,404,789	—	—	49,404,789
Consumer Staples	9,775,838	—	—	9,775,838
Energy	21,879,467	—	—	21,879,467
Financials	78,620,607	—	—	78,620,607
Health Care	49,700,831	—	—	49,700,831
Industrials	76,391,185	—	—	76,391,185
Information Technology	89,884,774	—	—	89,884,774
Materials	21,405,609	—	—	21,405,609
Telecommunication Services	758,809	—	—	758,809
Utilities	11,442,874	—	—	11,442,874
Exchange-Traded Funds	983,390	—	—	983,390
Total Equity Securities	410,248,173	—	—	410,248,173
Other
Money Market Funds	15,964,899	—	—	15,964,899
Total Other	15,964,899	—	—	15,964,899
Total	426,213,072	—	—	426,213,072

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.5%
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.3%
Delphi Automotive PLC (a)	115,866	$3,938,285
Automobiles 0.5%
General Motors Co. (a)	239,922	6,209,181
Diversified Consumer Services 0.1%
Weight Watchers International, Inc.	23,696	1,231,244
Hotels, Restaurants & Leisure 1.2%
McDonald’s Corp.	52,703	4,587,269
Wynn Resorts Ltd.	92,169	10,359,796
Total		14,947,065
Media 3.1%
Comcast Corp., Class A	344,838	12,821,077
DIRECTV (a)	166,262	8,263,221
Discovery Communications, Inc., Class A (a)	142,637	8,616,701
Viacom, Inc., Class B	174,209	8,990,927
Total		38,691,926
Multiline Retail 0.9%
Target Corp.	172,011	10,859,055
Specialty Retail 1.4%
Home Depot, Inc. (The)	165,275	10,754,444
Lowe’s Companies, Inc.	203,655	7,349,909
Total		18,104,353
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B	81,300	7,925,124
TOTAL CONSUMER DISCRETIONARY		101,906,233
CONSUMER STAPLES 6.6%
Beverages 1.9%
Diageo PLC, ADR	68,227	8,157,902
PepsiCo, Inc.	222,484	15,620,602
Total		23,778,504
Food & Staples Retailing 1.0%
CVS Caremark Corp.	230,882	10,738,322
Walgreen Co.	36,410	1,234,663
Total		11,972,985

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.7%
Mondelez International, Inc., Class A	356,556	$9,231,235
Household Products 1.5%
Procter & Gamble Co. (The)	279,073	19,487,667
Tobacco 1.5%
Philip Morris International, Inc.	207,694	18,667,537
TOTAL CONSUMER STAPLES		83,137,928
ENERGY 6.3%
Energy Equipment & Services 1.2%
Halliburton Co.	358,560	11,957,976
National Oilwell Varco, Inc.	47,748	3,261,188
Total		15,219,164
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	80,419	6,199,501
Chevron Corp.	179,486	18,969,875
ConocoPhillips	178,076	10,139,648
Devon Energy Corp.	31,384	1,621,611
Exxon Mobil Corp.	234,488	20,667,772
Noble Energy, Inc.	67,513	6,599,396
Total		64,197,803
TOTAL ENERGY		79,416,967
FINANCIALS 11.3%
Capital Markets 3.6%
BlackRock, Inc.	80,232	15,808,913
Goldman Sachs Group, Inc. (The)	59,110	6,962,567
Invesco Ltd.	318,689	7,964,038
Morgan Stanley	333,249	5,621,911
State Street Corp.	193,458	8,597,273
Total		44,954,702
Commercial Banks 1.4%
Wells Fargo & Co.	540,986	17,857,948
Diversified Financial Services 2.8%
Citigroup, Inc.	425,871	14,722,361
JPMorgan Chase & Co.	473,267	19,441,808
NYSE Euronext	24,800	579,080
Total		34,743,249

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 3.3%
Aon PLC	292,365	$16,606,332
Berkshire Hathaway, Inc., Class B (a)	286,599	25,243,640
Total		41,849,972
Real Estate Management & Development 0.2%
Realogy Holdings Corp. (a)	78,720	2,968,531
TOTAL FINANCIALS		142,374,402

HEALTH CARE 9.9%
Biotechnology 0.7%
Celgene Corp. (a)	108,834	8,553,264

Health Care Equipment & Supplies 1.6%
Baxter International, Inc.	173,817	11,518,852
Covidien PLC	153,888	8,942,432
Total		20,461,284
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	101,918	4,122,583
CIGNA Corp.	191,764	10,023,504
Express Scripts Holding Co. (a)	200,084	10,774,524
Total		24,920,611
Pharmaceuticals 5.6%
Abbott Laboratories	285,429	18,552,885
Johnson & Johnson	391,252	27,282,002
Merck & Co., Inc.	184,653	8,180,128
Pfizer, Inc.	651,855	16,309,412
Total		70,324,427
TOTAL HEALTH CARE		124,259,586

INDUSTRIALS 6.1%
Aerospace & Defense 1.4%
Honeywell International, Inc.	150,904	9,254,942
United Technologies Corp.	106,514	8,532,837
Total		17,787,779
Air Freight & Logistics 0.5%
FedEx Corp.	75,069	6,720,928

Commercial Services & Supplies 0.6%
Tyco International Ltd.	265,193	7,523,525

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.3%
General Electric Co.	746,101	$15,765,114
Machinery 0.8%
Eaton Corp.	79,104	4,126,065
Stanley Black & Decker, Inc.	72,739	5,230,661
Total		9,356,726
Professional Services 0.7%
Nielsen Holdings NV (a)	304,614	8,626,669
Road & Rail 0.6%
Union Pacific Corp.	63,210	7,760,924
Trading Companies & Distributors 0.2%
MRC Global, Inc. (a)	106,209	2,977,038
TOTAL INDUSTRIALS		76,518,703
INFORMATION TECHNOLOGY 14.2%
Communications Equipment 1.1%
QUALCOMM, Inc.	221,011	14,060,720
Computers & Peripherals 4.5%
Apple, Inc.	61,544	36,020,472
EMC Corp. (a)	432,404	10,732,267
Hewlett-Packard Co.	733,340	9,526,087
Total		56,278,826
Internet Software & Services 3.5%
eBay, Inc. (a)	288,804	15,254,627
Facebook, Inc., Class A (a)	233,549	6,539,372
Google, Inc., Class A (a)	32,275	22,539,892
Total		44,333,891
IT Services 2.3%
International Business Machines Corp.	73,434	13,957,600
Mastercard, Inc., Class A	31,460	15,373,873
Total		29,331,473
Office Electronics 0.2%
Xerox Corp.	366,253	2,494,183
Semiconductors & Semiconductor Equipment 0.8%
Skyworks Solutions, Inc. (a)	429,777	9,734,449
Software 1.8%
Citrix Systems, Inc. (a)	33,000	2,018,280

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Electronic Arts, Inc. (a)	316,680	$4,690,031
Microsoft Corp.	570,137	15,177,047
Total		21,885,358
TOTAL INFORMATION TECHNOLOGY		178,118,900
MATERIALS 1.1%
Chemicals 0.5%
Celanese Corp., Class A	121,255	4,976,305
Dow Chemical Co. (The)	56,959	1,719,593
Total		6,695,898
Metals & Mining 0.6%
Freeport-McMoRan Copper & Gold, Inc.	197,024	7,685,906
TOTAL MATERIALS		14,381,804
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Sprint Nextel Corp. (a)	1,020,075	5,845,030
Vodafone Group PLC, ADR	220,268	5,682,914
Total		11,527,944
TOTAL TELECOMMUNICATION SERVICES		11,527,944
Total Common Stocks (Cost: $651,189,388)		$811,642,467

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.9%
Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	104,000	$102,700
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	107,000	112,350
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	104,000	111,540
03/15/21	7.125%	27,000	29,194
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	223,000	243,070
L-3 Communications Corp.
02/15/21	4.950%	880,000	997,929

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Aerospace & Defense (continued)
TransDigm, Inc. (b)
10/15/20	5.500%	$37,000	$37,832
Total			1,634,615
Automotive —%
Allison Transmission, Inc. (b)
05/15/19	7.125%	64,000	68,160
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	80,000	87,300
06/15/21	8.250%	36,000	39,645
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	25,000	26,250
Delphi Corp.
05/15/19	5.875%	35,000	37,800
Lear Corp.
03/15/18	7.875%	75,000	81,187
Schaeffler Finance BV Senior Secured (b)
02/15/19	8.500%	45,000	49,950
Visteon Corp.
04/15/19	6.750%	159,000	167,745
Total			558,037
Banking 1.9%
BB&T Corp. Senior Unsecured (c)
04/28/14	1.013%	1,500,000	1,509,935
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	840,000	1,003,792
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,975,000	2,463,656
Capital One Financial Corp. Senior Unsecured
06/01/15	5.500%	911,000	1,007,909
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,660,000	1,986,632
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	1,500,000	1,736,012
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,350,000	1,604,028
ING Bank NV Senior Unsecured (b)(c)
09/25/15	2.009%	1,575,000	1,592,747

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
KeyCorp Senior Unsecured
03/24/21	5.100%	$1,200,000	$1,407,428
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,125,000	1,388,700
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	675,000	811,937
Morgan Stanley Senior Unsecured
04/01/18	6.625%	1,425,000	1,659,519
PNC Financial Services Group, Inc. Senior Unsecured (c)
11/09/22	2.854%	1,420,000	1,436,765
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	76,000	83,410
U.S. Bank Subordinated Notes (c)
04/29/20	3.778%	1,800,000	1,904,517
Wachovia Corp. Subordinated Notes
08/01/14	5.250%	1,900,000	2,035,491
Total			23,632,478
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	64,000	64,560
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	39,000	39,390
Total			103,950
Building Materials —%
Gibraltar Industries, Inc. (c)
12/01/15	8.000%	57,000	57,855
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	71,000	70,645
Nortek, Inc.
12/01/18	10.000%	10,000	11,125
04/15/21	8.500%	55,000	59,812
Total			199,437
Chemicals 0.3%
Ashland, Inc. Senior Unsecured (b)
08/15/22	4.750%	42,000	43,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Celanese U.S. Holdings LLC
06/15/21	5.875%	$69,000	$77,107
Celanese US Holdings LLC
11/15/22	4.625%	20,000	20,650
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	778,000	1,041,870
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	1,000,000	1,035,266
Huntsman International LLC
03/15/21	8.625%	8,000	9,060
Huntsman International LLC (b)
11/15/20	4.875%	29,000	28,710
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	80,000	89,400
Koppers, Inc.
12/01/19	7.875%	14,000	15,383
LyondellBasell Industries NV
Senior Unsecured
11/15/21	6.000%	220,000	262,625
04/15/24	5.750%	201,000	241,200
MacDermid, Inc. (b)
04/15/17	9.500%	96,000	100,080
Momentive Performance Materials, Inc. Senior Secured (b)
10/15/20	8.875%	73,000	72,452
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	57,000	64,980
Nufarm Australia Ltd. (b)
10/15/19	6.375%	21,000	21,735
PQ Corp. Secured (b)
05/01/18	8.750%	200,000	206,000
Polypore International, Inc.
11/15/17	7.500%	57,000	61,774
Rockwood Specialties Group, Inc.
10/15/20	4.625%	62,000	63,395
Total			3,454,842
Construction Machinery 0.2%
CNH Capital LLC (b)
11/01/16	6.250%	102,000	111,435
Case New Holland, Inc.
12/01/17	7.875%	115,000	135,412
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,345,000	1,390,764

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
Columbus McKinnon Corp.
02/01/19	7.875%	$87,000	$93,090
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	84,000	85,680
United Rentals North America, Inc.
12/15/19	9.250%	33,000	37,455
Senior Unsecured
11/15/19	10.250%	25,000	29,000
United Rentals North America, Inc. (b)
05/15/20	7.375%	45,000	48,600
04/15/22	7.625%	114,000	126,255
Secured
07/15/18	5.750%	55,000	59,125
Total			2,116,816
Consumer Cyclical Services —%
Goodman Networks, Inc. Senior Secured (b)
07/01/18	12.375%	81,000	88,492
Monitronics International, Inc.
04/01/20	9.125%	37,000	37,925
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	231,000	227,535
Senior Unsecured
12/01/20	8.750%	64,000	62,880
Total			416,832
Consumer Products 0.1%
Alphabet Holding Co., Inc. Senior Unsecured PIK (b)
11/01/17	7.750%	36,000	36,720
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	775,000	803,198
Libbey Glass, Inc. Senior Secured (b)
05/15/20	6.875%	30,000	31,875
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	92,000	92,460
Spectrum Brands Escrow Corp. (b)
Senior Unsecured
11/15/20	6.375%	56,000	58,100
11/15/22	6.625%	29,000	30,378
Spectrum Brands, Inc. (b)
03/15/20	6.750%	96,000	100,080
Total			1,152,811
Diversified Manufacturing 0.1%
Actuant Corp.
06/15/22	5.625%	40,000	41,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	$89,000	$95,007
Tomkins LLC/Inc. Secured (c)
10/01/18	9.000%	49,000	54,880
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	950,000	1,022,354
Total			1,213,441
Electric 0.8%
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	925,000	989,389
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	119,000	130,900
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	775,000	950,453
DTE Energy Co. Senior Unsecured
04/15/33	6.375%	340,000	446,633
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	825,000	989,277
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	36,000	41,670
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	700,000	866,370
Nevada Power Co.
08/01/18	6.500%	970,000	1,226,937
Ohio Edison Co. Senior Unsecured
07/15/36	6.875%	750,000	1,022,219
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	765,000	964,910
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	955,000	1,339,785
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	900,000	952,599
Total			9,921,142
Entertainment —%
AMC Entertainment, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
06/01/19	8.750%	$77,000	$84,700
12/01/20	9.750%	6,000	6,750
Total			91,450
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	71,000	72,952
Clean Harbors, Inc. (b)(d)
Senior Unsecured
06/01/21	5.125%	49,000	50,103
Total			123,055
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc. (c)
07/14/14	0.700%	1,450,000	1,455,713
Bacardi Ltd. (b)
04/01/14	7.450%	95,000	102,948
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,200,000	1,204,362
Cott Beverages, Inc.
09/01/18	8.125%	9,000	9,945
General Mills, Inc. Senior Unsecured
12/15/21	3.150%	1,300,000	1,374,028
Kraft Foods Group, Inc. Senior Unsecured (b)
06/06/22	3.500%	1,150,000	1,228,051
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,065,000	1,156,019
Total			6,531,066
Gaming —%
Caesars Entertainment Operating Co., Inc. Senior Secured (b)
02/15/20	8.500%	75,000	73,500
MGM Resorts International
03/01/18	11.375%	63,000	74,812
Senior Secured
03/15/20	9.000%	34,000	37,825
MGM Resorts International (b)
10/01/20	6.750%	8,000	8,060
Penn National Gaming, Inc. Senior Subordinated Notes
08/15/19	8.750%	8,000	9,130
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	114,000	129,960
Seminole Indian Tribe of Florida (b)
10/01/17	7.750%	65,000	70,850
Senior Secured
10/01/20	6.535%	51,000	54,946

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seneca Gaming Corp. (b)
12/01/18	8.250%	$80,000	$83,400
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	25,000	22,188
Total			564,671
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	785,000	790,273

Gas Pipelines 0.5%
El Paso LLC
09/15/20	6.500%	264,000	295,772
01/15/32	7.750%	52,000	61,012
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	760,000	1,031,477
Enterprise Products Operating LLC
02/01/41	5.950%	750,000	877,200
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	176,000	184,140
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	89,000	93,673
06/15/22	6.250%	113,000	123,170
NiSource Finance Corp.
09/15/20	5.450%	850,000	1,009,287
Regency Energy Partners LP/Corp.
04/15/23	5.500%	115,000	120,750
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	97,000	105,730
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	650,000	767,660
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	168,000	171,150
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	245,000	263,334
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	815,000	993,770
Total			6,098,125
Health Care 0.5%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	11,649	12,319

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	$122,000	$129,015
Amsurg Corp. (b)
11/30/20	5.625%	29,000	29,290
Biomet, Inc. (b)
10/01/20	6.500%	40,000	39,600
08/01/20	6.500%	123,000	128,535
CHS/Community Health Systems, Inc.
07/15/20	7.125%	14,000	14,805
11/15/19	8.000%	105,000	114,319
Senior Secured
08/15/18	5.125%	98,000	103,145
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	875,000	1,002,218
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	115,000	125,350
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	74,000	77,330
Emdeon, Inc.
12/31/19	11.000%	84,000	96,390
Express Scripts Holding Co.
06/15/14	6.250%	932,000	1,006,890
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	27,000	28,823
Fresenius Medical Care U.S. Finance, Inc. (b)
02/15/21	5.750%	62,000	66,340
09/15/18	6.500%	37,000	41,532
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	53,000	57,505
HCA, Inc.
02/15/22	7.500%	104,000	118,300
05/01/23	5.875%	21,000	21,735
Senior Secured
02/15/20	6.500%	110,000	123,475
09/15/20	7.250%	66,000	73,590
05/01/23	4.750%	14,000	14,140
Health Management Associates, Inc.
01/15/20	7.375%	47,000	50,760
HealthSouth Corp.
02/15/20	8.125%	37,000	40,654
09/15/22	7.750%	5,000	5,481
Hologic, Inc. (b)
08/01/20	6.250%	30,000	31,875
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	145,000	137,025
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	47,000	48,527

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (b)
11/01/18	10.500%	$40,000	$41,600
McKesson Corp. Senior Unsecured
03/01/21	4.750%	1,040,000	1,225,424
Multiplan, Inc. (b)
09/01/18	9.875%	140,000	154,350
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	70,000	76,475
Physiotherapy Associates Holdings, Inc. Senior Unsecured (b)
05/01/19	11.875%	41,000	40,693
Radnet Management, Inc.
04/01/18	10.375%	32,000	32,400
Rural/Metro Corp. Senior Unsecured (b)
07/15/19	10.125%	44,000	41,800
STHI Holding Corp. Secured (b)
03/15/18	8.000%	46,000	50,025
Tenet Healthcare Corp. (b)
02/01/20	6.750%	39,000	39,536
Senior Secured
06/01/20	4.750%	72,000	72,540
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	40,000	42,900
United Surgical Partners International, Inc.
04/01/20	9.000%	44,000	48,510
Universal Hospital Services, Inc. Secured (b)
08/15/20	7.625%	26,000	27,040
VWR Funding, Inc. (b)
09/15/17	7.250%	6,000	6,165
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	123,000	127,766
02/01/19	7.750%	52,000	53,560
Total			5,819,752
Healthcare Insurance 0.1%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	71,000	83,070
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,220,000	1,225,589
Total			1,308,659

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction —%
Beazer Homes USA, Inc.
05/15/19	9.125%	$29,000	$30,015
KB Home
09/15/22	7.500%	26,000	28,210
03/15/20	8.000%	35,000	39,200
Meritage Homes Corp.
04/01/22	7.000%	30,000	32,550
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	71,000	78,100
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	65,000	68,250
04/15/20	7.750%	21,000	22,050
Total			298,375
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	875,000	1,014,911
Antero Resources Finance Corp.
08/01/19	7.250%	17,000	18,360
12/01/17	9.375%	5,000	5,500
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	850,000	1,008,851
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	116,000	123,250
Chaparral Energy, Inc.
11/15/22	7.625%	15,000	15,375
Chesapeake Energy Corp.
08/15/20	6.625%	164,000	171,790
02/15/21	6.125%	117,000	118,462
Comstock Resources, Inc.
06/15/20	9.500%	81,000	86,062
Concho Resources, Inc.
01/15/22	6.500%	19,000	20,710
01/15/21	7.000%	165,000	181,912
04/01/23	5.500%	16,000	16,560
Continental Resources, Inc.
09/15/22	5.000%	264,000	279,840
10/01/19	8.250%	1,000	1,125
04/01/21	7.125%	119,000	134,321
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	13,000	13,488
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	145,000	160,587
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,100,000	1,184,665
Halcon Resources Corp. (b)
05/15/21	8.875%	46,000	47,610

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Kodiak Oil & Gas Corp.
12/01/19	8.125%	$233,000	$253,970
Laredo Petroleum, Inc.
05/01/22	7.375%	23,000	24,898
02/15/19	9.500%	110,000	123,200
MEG Energy Corp. (b)
01/30/23	6.375%	43,000	44,613
03/15/21	6.500%	101,000	105,419
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	865,000	1,053,250
Oasis Petroleum, Inc.
01/15/23	6.875%	61,000	64,507
11/01/21	6.500%	106,000	111,565
02/01/19	7.250%	109,000	116,085
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,000,000	1,063,916
Plains Exploration & Production Co.
11/15/20	6.500%	160,000	163,200
02/15/23	6.875%	121,000	124,630
QEP Resources, Inc.
Senior Unsecured
05/01/23	5.250%	115,000	120,750
10/01/22	5.375%	58,000	61,045
Range Resources Corp.
08/01/20	6.750%	20,000	21,900
06/01/21	5.750%	53,000	56,312
08/15/22	5.000%	14,000	14,595
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	43,000	45,365
01/01/23	6.500%	31,000	32,705
Sandridge Energy, Inc.
02/15/23	7.500%	31,000	32,318
Southwestern Energy Co.
02/01/18	7.500%	770,000	946,606
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,388
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,075,000	1,197,517
Total			10,387,133
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	825,000	1,006,869

Life Insurance 0.3%
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/20	5.500%	875,000	1,002,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	$750,000	$995,137
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	925,000	1,005,801
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	1,050,000	1,241,807
Total			4,245,275
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	32,000	35,040
Wyndham Worldwide Corp. Senior Unsecured
12/01/16	6.000%	1,000	1,138
Total			36,178
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	163,000	164,222
01/31/22	6.625%	76,000	82,650
CSC Holdings LLC
Senior Unsecured
02/15/19	8.625%	32,000	37,760
CSC Holdings LLC (b)
Senior Unsecured
11/15/21	6.750%	40,000	44,000
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	66,000	72,930
Cequel Communications Escrow 1 LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	43,000	44,183
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,275,000	1,423,750
DISH DBS Corp.
06/01/21	6.750%	22,000	24,860
09/01/19	7.875%	152,000	179,740
07/15/22	5.875%	20,000	21,425
Quebecor Media, Inc. Senior Unsecured (b)
01/15/23	5.750%	50,000	51,875
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)(d)
01/15/23	5.500%	62,000	62,000
Videotron Ltd.
07/15/22	5.000%	38,000	39,140

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	$2,000	$2,050
Total			2,250,585
Media Non-Cable 0.6%
AMC Networks, Inc.
07/15/21	7.750%	90,000	102,600
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	1,050,000	1,051,694
Clear Channel Communications, Inc.
08/01/16	10.750%	40,000	29,100
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	185,000	181,300
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	50,000	49,750
11/15/22	6.500%	134,000	134,670
Getty Images, Inc. Senior Notes (b)
10/15/20	7.000%	102,000	103,530
Hughes Satellite Systems Corp.
06/15/21	7.625%	158,000	176,170
Intelsat Jackson Holdings SA (b)
12/15/22	6.625%	53,000	53,000
Senior Unsecured
10/15/20	7.250%	205,000	218,325
Intelsat Luxembourg SA PIK
02/04/17	11.500%	64,000	67,920
NBCUniversal Media LLC Senior Unsecured
04/01/41	5.950%	1,100,000	1,345,744
National CineMedia LLC
Senior Secured
04/15/22	6.000%	69,000	72,968
Senior Unsecured
07/15/21	7.875%	34,000	37,570
News America, Inc.
03/15/33	6.550%	1,150,000	1,398,754
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	160,000	159,600
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	1,127,000	1,122,952
Salem Communications Corp. Secured
12/15/16	9.625%	73,000	80,847
Starz LLC/Finance Corp. Senior Unsecured (b)
09/15/19	5.000%	43,000	44,021
TCM Sub LLC (b)
01/15/15	3.550%	955,000	1,004,480

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Univision Communications, Inc. (b)
05/15/21	8.500%	$104,000	$106,860
Senior Secured
09/15/22	6.750%	84,000	84,840
11/01/20	7.875%	57,000	60,848
Total			7,687,543
Metals 0.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	91,000	94,640
06/01/19	6.000%	88,000	77,660
ArcelorMittal Senior Unsecured (c)
03/01/21	6.000%	1,000,000	998,220
Arch Coal, Inc.
06/15/19	7.000%	22,000	19,745
06/15/21	7.250%	12,000	10,740
Arch Coal, Inc. (b)
06/15/19	9.875%	77,000	77,577
Calcipar SA Senior Secured (b)
05/01/18	6.875%	85,000	85,000
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/15	7.000%	42,000	42,735
11/01/19	8.250%	150,000	152,625
Inmet Mining Corp. (b)
06/01/20	8.750%	118,000	127,440
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	67,000	69,010
Peabody Energy Corp.
11/15/18	6.000%	67,000	70,015
11/15/21	6.250%	21,000	21,788
Rain CII Carbon LLC/Corp. Senior Secured (b)
12/01/18	8.000%	83,000	83,830
Vale Overseas Ltd.
01/23/17	6.250%	865,000	998,847
Total			2,929,872
Non-Captive Consumer —%
SLM Corp. Senior Unsecured
03/25/20	8.000%	97,000	110,822
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	114,000	100,890
Total			211,712
Non-Captive Diversified 0.3%
Ally Financial, Inc.
03/15/20	8.000%	316,000	388,680
02/15/17	5.500%	54,000	57,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	$48,000	$49,057
03/15/18	5.250%	96,000	101,880
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	45,000	49,950
Senior Unsecured
02/15/19	5.500%	156,000	165,750
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	2,775,000	3,153,130
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	92,800
12/15/20	8.250%	160,000	186,256
05/15/19	6.250%	121,000	127,958
Total			4,372,971
Oil Field Services 0.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	189,000	201,758
Green Field Energy Services, Inc. (b)(c)
Senior Secured
11/15/16	13.250%	127,000	127,000
Green Field Energy Services, Inc. (b)(c)(e)
Senior Secured
11/15/16	13.250%	4,000	4,000
Weatherford International, Inc.
06/15/37	6.800%	935,000	1,013,928
Total			1,346,686
Other Financial Institutions —%
FTI Consulting, Inc. (b)
11/15/22	6.000%	38,000	38,855

Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	122,000	132,065
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (b)
08/01/20	8.875%	50,000	53,188
Total			185,253
Packaging 0.1%
Ardagh Packaging Finance PLC Senior Secured (b)
10/15/17	7.375%	39,000	42,510
Berry Plastics Corp. Secured
01/15/21	9.750%	65,000	73,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
Greif, Inc. Senior Unsecured
02/01/17	6.750%	$36,000	$39,780
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	180,000	190,800
Senior Secured
02/15/21	6.875%	94,000	101,285
08/15/19	7.875%	74,000	81,400
04/15/19	7.125%	19,000	20,473
Reynolds Group Issuer, Inc./LLC (b)
Senior Secured
10/15/20	5.750%	82,000	83,845
Reynolds Group Issuer, Inc./LLC (c)
02/15/21	8.250%	23,000	22,827
Sealed Air Corp. (b)
09/15/21	8.375%	28,000	31,500
Senior Unsecured
12/01/20	6.500%	20,000	20,900
Total			709,257
Pharmaceuticals 0.1%
AbbVie, Inc. (b)
11/06/22	2.900%	530,000	541,206
Catalent Pharma Solutions, Inc. (b)
10/15/18	7.875%	91,000	91,910
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	44,000	45,100
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	30,000	33,750
VPI Escrow Corp. (b)
10/15/20	6.375%	111,000	117,660
Valeant Pharmaceuticals International Senior Notes (b)
10/15/20	6.375%	22,000	23,375
Total			853,001
Property & Casualty 0.5%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,224,615
Berkshire Hathaway, Inc. Senior Unsecured (c)
08/15/14	1.010%	1,250,000	1,263,651
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	933,000	1,175,288
Hub International Ltd. (b)
10/15/18	8.125%	88,000	91,300
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	1,050,000	1,140,214

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	$750,000	$1,006,808
Total			5,901,876
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	1,000,000	1,088,847
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	910,000	1,002,551
Total			2,091,398
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	800,000	994,355
REITs 0.3%
Boston Properties LP Senior Unsecured
02/01/23	3.850%	975,000	1,036,442
Duke Realty LP Senior Unsecured
08/15/19	8.250%	775,000	992,623
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	775,000	857,761
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	880,000	1,211,031
Total			4,097,857
Restaurants —%
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	46,000	47,265
Retailers 0.2%
99 Cent Only Stores
12/15/19	11.000%	44,000	50,160
AutoNation, Inc.
02/01/20	5.500%	35,000	37,363
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	76,000	83,220
CVS Pass-Through Trust Pass-Through Certificates (b)
01/10/32	7.507%	330,383	440,209

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	$54,000	$54,270
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	924,079
Penske Automotive Group, Inc. (b)
10/01/22	5.750%	53,000	53,927
Rite Aid Corp.
03/15/20	9.250%	80,000	81,600
Senior Secured
08/15/20	8.000%	59,000	66,227
Senior Unsecured
02/15/27	7.700%	62,000	48,670
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	50,000	54,125
11/15/19	6.875%	31,000	34,488
Total			1,928,338
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	855,000	942,999
Technology 0.3%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	59,590
04/01/20	6.375%	37,000	39,035
Amkor Technology, Inc.
Senior Unsecured
05/01/18	7.375%	77,000	78,925
06/01/21	6.625%	5,000	4,913
Amkor Technology, Inc. (b)
Senior Unsecured
10/01/22	6.375%	43,000	41,173
Brocade Communications Systems, Inc. Senior Secured
01/15/18	6.625%	59,000	61,213
CDW LLC/Finance Corp.
04/01/19	8.500%	112,000	120,120
Senior Secured
12/15/18	8.000%	57,000	62,700
Cardtronics, Inc.
09/01/18	8.250%	56,000	62,580
First Data Corp.
01/15/21	12.625%	132,000	138,930
First Data Corp. (b)
Secured
01/15/21	8.250%	28,000	27,930
Senior Secured
11/01/20	6.750%	100,000	101,000
08/15/20	8.875%	78,000	85,410
06/15/19	7.375%	107,000	110,477

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	$66,000	$71,032
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,350,000	1,273,124
Interactive Data Corp.
08/01/18	10.250%	111,000	124,320
Nuance Communications, Inc. (b)
08/15/20	5.375%	123,000	127,920
Oracle Corp. Senior Unsecured
04/15/38	6.500%	650,000	915,287
Total			3,505,679
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	94,000	108,100
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	920,000	1,181,678
Hertz Corp. (The)
10/15/18	7.500%	104,000	113,880
01/15/21	7.375%	36,000	39,150
Total			1,442,808
Wireless 0.3%
America Movil SAB de CV
11/15/17	5.625%	570,000	689,417
Cricket Communications, Inc.
10/15/20	7.750%	88,000	90,860
Crown Castle International Corp. Senior Unsecured (b)
01/15/23	5.250%	115,000	120,175
Rogers Communications, Inc.
08/15/18	6.800%	860,000	1,091,066
SBA Telecommunications, Inc.
08/15/19	8.250%	55,000	61,738
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	62,000	64,790
Sprint Capital Corp.
11/15/28	6.875%	25,000	25,750
Sprint Nextel Corp.
Senior Unsecured
11/15/21	11.500%	71,000	95,317
08/15/20	7.000%	58,000	62,495
08/15/17	8.375%	6,000	6,960
11/15/22	6.000%	122,000	122,915
Sprint Nextel Corp. (b)
11/15/18	9.000%	304,000	373,920
03/01/20	7.000%	42,000	48,615

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	$915,000	$980,668
Wind Acquisition Finance SA Senior Secured (b)
02/15/18	7.250%	79,000	78,802
Total			3,913,488
Wirelines 0.8%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,170,000	1,556,553
CyrusOne LLP./Finance Corp. (b)
11/15/22	6.375%	66,000	68,310
Deutsche Telekom International Finance BV
03/23/16	5.750%	985,000	1,122,584
Embarq Corp. Senior Unsecured
06/01/36	7.995%	965,000	1,052,469
France Telecom SA Senior Unsecured
09/14/16	2.750%	960,000	1,009,183
Frontier Communications Corp.
Senior Unsecured
01/15/23	7.125%	59,000	62,392
04/15/15	7.875%	18,000	20,205
04/15/20	8.500%	28,000	31,990
04/15/22	8.750%	20,000	22,850
03/15/19	7.125%	48,000	51,720
Integra Telecom Holdings, Inc. Senior Secured (b)
04/15/16	10.750%	25,000	25,688
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	94,000	107,160
Level 3 Communications, Inc. (b)
Senior Unsecured
06/01/19	8.875%	22,000	23,100
Level 3 Financing, Inc.
02/01/18	10.000%	25,000	27,781
04/01/19	9.375%	109,000	121,807
07/01/19	8.125%	25,000	26,750
PAETEC Holding Corp.
12/01/18	9.875%	143,000	161,232
Senior Secured
06/30/17	8.875%	32,000	34,480
Telecom Italia Capital SA
07/18/36	7.200%	1,300,000	1,319,500
Telefonica Emisiones SAU
01/15/15	4.949%	1,410,000	1,459,632
Verizon New York, Inc.
04/01/32	7.375%	1,520,000	1,999,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	$65,000	$72,800
Senior Secured
01/01/20	8.125%	97,000	105,972
tw telecom holdings, Inc. (b)
10/01/22	5.375%	33,000	34,155
tw telecom holdings, inc.
03/01/18	8.000%	102,000	112,200
Total			10,630,493
Total Corporate Bonds & Notes (Cost: $128,000,339)			$137,787,573

Residential Mortgage-Backed Securities - Agency 11.2%
Federal Home Loan Mortgage Corp. (c)(f)
12/01/36	6.053%	41,982	45,574
08/01/36	2.792%	60,752	64,955
Federal Home Loan Mortgage Corp. (d)(f)
12/01/42	4.500%	9,240,000	9,889,688
12/01/42	4.000%	14,800,000	15,778,188
12/01/42	3.500%	29,420,000	31,290,930
Federal Home Loan Mortgage Corp. (f)
08/01/18- 05/01/41	5.000%	13,340,576	14,376,603
05/01/39- 06/01/41	4.500%	15,654,260	16,808,065
06/01/32- 07/01/32	7.000%	790,721	921,633
08/01/32- 03/01/38	6.500%	160,973	184,244
12/01/17- 05/01/40	5.500%	6,244,427	6,737,656
03/01/17- 10/01/39	6.000%	5,444,059	5,936,365
CMO Series 1614 Class MZ
11/15/23	6.500%	37,689	42,461
CMO Series 2735 Class OG
08/15/32	5.000%	160,163	164,154
CMO Series 2872 Class GD
05/15/33	5.000%	487,075	501,268
CMO Series 3792 Class QC
06/15/39	2.500%	484,299	501,103
CMO Series 3832 Class AC
10/15/18	3.000%	311,819	323,477
Federal National Mortgage Association (c)(f)
04/01/36	2.300%	57,652	61,433
08/01/34	5.457%	158,754	171,565
08/01/36	3.020%	48,051	51,490
Federal National Mortgage Association (d)(f)
12/01/42	3.500%	8,150,000	8,701,398
12/01/42	4.000%	6,185,000	6,626,647
Federal National Mortgage Association (f)
08/01/18- 02/01/38	5.500%	4,206,211	4,596,343

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/01/17- 08/01/37	6.500%	$1,735,527	$1,965,671
12/01/20- 07/01/23	5.000%	580,561	638,505
05/01/40	4.500%	754,243	815,340
09/01/17- 11/01/32	6.000%	1,017,452	1,118,390
09/01/40	4.000%	6,754,105	7,244,984
06/01/31- 08/01/32	7.000%	541,835	640,797
CMO Series 2009-14 Class PC
03/25/24	4.000%	332,961	354,738
CMO Series 2011-3 Class EK
05/25/20	2.750%	523,404	541,618
Federal National Mortgage Association (f)(g)
10/01/40	4.500%	1,376,626	1,488,139
Federal National Mortgage Association (f)(h)
CMO IO Series 2003-63 Class IP
07/25/33	6.000%	695,164	130,292
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	144,593	16,493
CMO IO Series 2004-84 Class GI
12/25/22	5.000%	7,447	88
Government National Mortgage Association (f)
10/15/33	5.500%	485,438	562,614
10/15/31- 05/15/32	7.000%	128,573	153,471
02/15/34	5.000%	505,983	554,430
12/15/37	6.000%	175,576	197,052
02/15/39	4.500%	42,506	46,514
CMO Series 2009-100 Class AP
05/16/39	4.000%	137,990	146,923
Government National Mortgage Association (f)(h)
CMO IO Series 2002-70 Class IC
08/20/32	6.000%	182,584	23,186
Total Residential Mortgage-Backed Securities - Agency (Cost: $138,076,845)			$140,414,485

Residential Mortgage-Backed Securities - Non-Agency 0.3%
SACO I, Inc. CMO Series 1995-1 Class A (b)(e)(f)(i)
09/25/24	0.000%	5,052	1,667
Springleaf Mortgage Loan Trust (b)(f)
CMO Series 2012-1A Class A
09/25/57	2.667%	947,599	956,784
CMO Series 2012-2A Class A
10/25/57	2.220%	579,951	583,040
CMO Series 2012-3A Class A
12/25/59	1.570%	2,402,793	2,388,094

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Structured Asset Securities Corp. CMO Series 2003-14 Class 1A3 (f)
05/25/33	5.500%	$128,922	$133,264
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,064,887)			$4,062,849

Commercial Mortgage-Backed Securities - Agency 2.6%
Federal National Mortgage Association CMO Series 2006-M2 Class A2A (f)
10/25/32	5.271%	2,644,620	3,050,252
Government National Mortgage Association (f)
CMO Series 2009-71 Class A
04/16/38	3.304%	649,343	670,599
CMO Series 2010-159 Class A
01/16/33	2.159%	1,060,020	1,079,170
CMO Series 2010-52 Class AE
06/16/36	4.115%	987,957	1,040,926
CMO Series 2011-149 Class A
10/16/46	3.000%	1,971,458	2,086,783
CMO Series 2011-16 Class A
11/16/34	2.210%	996,198	1,014,651
CMO Series 2011-31 Class A
12/16/35	2.210%	694,148	709,077
CMO Series 2011-49 Class A
07/16/38	2.450%	748,976	772,333
CMO Series 2011-64 Class A
08/16/34	2.380%	3,907,706	3,995,508
CMO Series 2011-64 Class AD
11/16/38	2.700%	843,436	876,680
CMO Series 2011-78 Class A
08/16/34	2.250%	3,268,702	3,335,326
CMO Series 2012-25 Class A
11/16/42	2.575%	3,464,996	3,623,021
CMO Series 2012-45 Class A
03/16/40	2.830%	987,174	1,033,889
CMO Series 2012-55 Class A
08/16/33	1.704%	1,441,696	1,465,652
CMO Series 2012-58 Class A
01/16/40	2.500%	1,072,202	1,114,237
CMO Series 2012-79 Class A
04/16/39	1.800%	1,113,658	1,139,449
CMO Series 2012-9 Class A
05/16/39	3.220%	982,571	1,035,131
Series 2007-77 Class C
02/16/36	4.260%	1,355,000	1,391,345
Series 2011-161 Class A
01/16/34	1.738%	2,980,407	3,035,324
Total Commercial Mortgage-Backed Securities - Agency (Cost: $32,016,559)			$32,469,353

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(f)
01/14/29	3.847%	$383,255	$424,646
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2005-3 Class A3A
07/10/43	4.621%	425,000	433,719
Series 2005-3 Class A4
07/10/43	4.668%	375,000	409,042
Bear Stearns Commercial Mortgage Securities (f)
Series 2005-T20 Class AAB
10/12/42	5.286%	502,114	521,434
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	896,334
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (b)(f)
06/09/28	3.376%	1,841,192	1,869,425
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2004-C1 Class A4
01/15/37	4.750%	394,539	408,165
Series 2004-C2 Class A1
05/15/36	3.819%	43,417	44,258
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2 (f)
03/15/39	5.855%	444,206	460,220
DBRR Trust (b)(e)(f)
Series 2012-EZ1 Class A
09/25/45	2.062%	2,195,000	2,195,000
DBRR Trust (b)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	1,991,846	1,998,214
09/25/45	1.393%	495,000	495,651
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(f)
11/10/46	5.002%	150,000	178,370
GE Capital Commercial Mortgage Corp. Series 2003-C1 Class A4 (f)
01/10/38	4.819%	136,018	136,300
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1 (b)(f)
03/10/44	2.331%	519,121	532,463
General Electric Capital Assurance Co. (b)(f)
Series 2003-1 Class A4
05/12/35	5.254%	265,735	281,030
Series 2003-1 Class A5
05/12/35	5.743%	250,000	306,083
Greenwich Capital Commercial Funding Corp. (f)
Series 2005-GG5 Class A2
04/10/37	5.117%	51,477	51,473
Series 2005-GG5 Class AAB
04/10/37	5.190%	410,367	429,867
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(f)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	361,048
Series 2010-C1 Class A1
06/15/43	3.853%	284,781	303,896

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2010-C2 Class A3
11/15/43	4.070%	$200,000	$225,153
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	501,054
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	531,316
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2003-LN1 Class A1
10/15/37	4.134%	70,741	71,287
Series 2004-LN2 Class A1
07/15/41	4.475%	277,722	278,525
Series 2005-CB11 Class ASB
08/12/37	5.201%	474,317	491,096
Series 2005-LDP2 Class A3
07/15/42	4.697%	104,051	104,517
Series 2005-LDP2 Class ASB
07/15/42	4.659%	203,565	211,042
Series 2005-LDP3 Class ASB
08/15/42	4.893%	267,058	279,962
Series 2005-LDP4 Class ASB
10/15/42	4.824%	185,927	193,139
Series 2005-LDP5 Class A4
12/15/44	5.200%	600,000	669,494
Series 2006-LDP6 Class ASB
04/15/43	5.490%	90,846	95,867
Series 2007-CB18 Class A3
06/12/47	5.447%	375,554	392,354
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	946,896
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C2 Class A3
03/15/29	3.973%	209,567	212,465
Series 2007-C1 Class AAB
02/15/40	5.403%	683,543	719,097
Series 2007-C7 Class A3
09/15/45	5.866%	550,000	662,089
Morgan Stanley Capital I, Inc. (b)(f)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	360,657
Morgan Stanley Capital I, Inc. (f)
Series 2006-IQ12 Class AAB
12/15/43	5.325%	662,948	679,178
Morgan Stanley Reremic Trust (b)(f)
Series 2009-GG10 Class A4A
08/12/45	5.983%	825,000	967,910
Series 2010-GG10 Class A4A
08/15/45	5.983%	2,325,000	2,727,746
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(f)
10/05/25	1.500%	440,000	440,548
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (f)
01/22/26	7.104%	155,045	163,433
ORES NPL LLC Series 2012-LV1 Class A (b)(f)
09/25/44	4.000%	313,657	315,288

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
S2 Hospitality LLC Series 2012-LV1 Class A (b)(f)
04/15/25	4.500%	$306,392	$307,623
Wachovia Bank Commercial Mortgage Trust (f)
Series 2005- C22 Class AM
12/15/44	5.519%	200,000	219,031
Series 2005-C17 Class APB
03/15/42	5.037%	501,955	508,564
Series 2006-C27 Class APB
07/15/45	5.727%	269,247	270,385
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $24,650,294)			$26,282,354

Asset-Backed Securities - Non-Agency 0.7%
Ally Master Owner Trust CMO Series 2011-3 Class A1 (c)
05/15/16	0.838%	1,275,000	1,281,123
American Credit Acceptance Receivable Trust Series 2012-3 Class A (b)(d)
05/15/15	1.100%	535,000	534,980
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (b)
08/20/14	3.630%	250,000	253,627
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.958%	2,000,000	2,011,101
Cityscape Home Equity Loan Trust Series 1997-B Class A7 (c)(e)(i)(j)(k)
05/25/28	7.410%	58,419	—
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(c)
04/26/37	0.338%	153,029	151,051
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (c)
12/25/32	4.010%	111,231	107,687
GTP Towers Issuer LLC (b)
02/15/15	4.436%	200,000	208,630
Hertz Vehicle Financing LLC (b)
Series 2009-2A Class A1
03/25/14	4.260%	366,667	369,048
Series 2009-2A Class A2
03/25/16	5.290%	500,000	546,245
Series 2010-1A Class A1
02/25/15	2.600%	300,000	305,808
Keycorp Student Loan Trust Series 1999-A Class A2 (c)
12/27/29	0.694%	408,891	401,509
SBA Tower Trust (b)
04/15/40	4.254%	500,000	532,226
SLM Student Loan Trust (b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-A Class A2
01/17/45	3.830%	$500,000	$536,746
SLM Student Loan Trust (b)(c)
Series 2011-C Class A1
12/15/23	1.608%	458,805	463,519
SLM Student Loan Trust (c)
Series 2006-C Class A2
09/15/20	0.439%	45,561	45,551
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	400,000	408,505
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	42,980	44,783
Series 2010-2A Class A
11/20/25	3.840%	87,895	90,003
Series 2010-3A Class A
11/20/25	3.510%	83,812	85,806
Sierra Receivables Funding Co. LLC (b)(c)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.208%	168,433	166,547
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	600,000	604,503
Total Asset-Backed Securities - Non-Agency (Cost: $9,018,816)			$9,148,998

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	6,287,280	6,476,879
07/15/15	1.875%	916,061	998,221
07/15/17	2.625%	446,612	536,877
Total			8,011,977
Total Inflation-Indexed Bonds (Cost: $7,922,435)			$8,011,977

U.S. Treasury Obligations 4.0%
U.S. Treasury
05/15/22	1.750%	10,750,000	10,968,359
07/31/19	0.875%	2,500,000	2,485,938
09/30/15	1.250%	4,000,000	4,104,688
07/31/17	0.500%	8,500,000	8,474,100
08/15/40	3.875%	19,746,000	24,309,182
Total U.S. Treasury Obligations (Cost: $47,769,484)			$50,342,267

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 0.5%
CANADA 0.4%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	$850,000	$997,985
Province of Ontario Senior Unsecured
12/15/17	3.150%	1,970,000	2,173,804
Province of Quebec Senior Unsecured
05/14/18	4.625%	1,810,000	2,138,696
Total			5,310,485
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,375,000	1,608,750
Total Foreign Government Obligations (Cost: $6,316,398)			$6,919,235

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	1,950,000	2,083,575
Total Municipal Bonds (Cost: $1,976,697)			$2,083,575

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
Automotive —%
Schaeffler AG Tranche C2 Term Loan (c)(l)
02/21/17	6.000%	35,000	35,427
Brokerage —%
Nuveen Investments, Inc. 2nd Lien Term Loan (c)(l)
02/28/19	8.250%	68,000	69,020

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals —%
PQ Corp. Tranche B Term Loan (c)(l)
05/01/17	5.250%	$94,000	$94,412
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (c)(l)
09/07/19	6.000%	103,000	101,970
West Corp. Tranche B6 Term Loan (c)(l)
06/15/18	5.750%	87,780	89,097
Total			191,067
Consumer Products —%
Serta Simmons Holdings LLC Term Loan (c)(l)
08/29/19	5.000%	59,000	58,926
Spectrum Brands, Inc. Term Loan (c)(l)
10/09/19	4.500%	11,000	11,069
Total			69,995
Gaming —%
ROC Finance LLC Tranche B Term Loan (c)(l)
08/19/17	8.500%	27,000	27,675
Health Care —%
ConvaTec, Inc. Term Loan (c)(l)
12/22/16	5.250%	13,000	13,071
U.S. Renal Care, Inc. (c)(l)
1st Lien Term Loan
07/01/19	6.250%	70,822	71,531
2nd Lien Term Loan
01/01/20	10.250%	71,000	72,420
Total			157,022
Media Cable —%
WideOpenWest Finance LLC Term Loan (c)(l)
07/17/18	6.250%	62,843	63,514
Media Non-Cable —%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(l)
03/18/19	7.500%	71,000	72,597

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(l)
10/16/17	5.750%	128,588	128,909
Property & Casualty 0.1%
Asurion LLC 1st Lien Term Loan (c)(l)
05/24/18	5.500%	68,000	68,542
Lonestar Intermediate Super Holdings LLC Term Loan (c)(l)
09/02/19	11.000%	$176,000	$186,120
Total			254,662
Technology —%
Blue Coat Systems Term Loan (c)(l)
02/08/18	5.750%	61,845	62,039
Total Senior Loans (Cost: $1,191,025)			$1,226,339

Issuer	Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.	127	$3,937
TOTAL ENERGY		3,937
Total Warrants (Cost: $5,142)		$3,937

	Shares	Value

Money Market Funds 7.0%
Columbia Short-Term Cash Fund, 0.154% (m)(n)	88,525,214	$88,525,214
Total Money Market Funds (Cost: $88,525,214)		$88,525,214
Total Investments
(Cost: $1,140,723,523) (o)		$1,318,920,623(p)
Other Assets & Liabilities, Net		(59,756,046)
Net Assets		$1,259,164,577

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2012

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(287)	35,794,281	March 2013	—	(36,478)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $48,568,622 or 3.86% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2012, the value of these securities amounted to $2,200,667, which represents 0.17% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

At November 30, 2012, investments in securities included securities valued at $178,577 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(h)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(i)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $1,667, representing 0.0001% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
7.410% 05/25/28	03-31-98 - 05-13-11	$58,435
SACO I, Inc.
CMO Series 1995-1 Class A
0.000% 09/25/24	04-30-99 - 12-20-02	4,802

(j)	Negligible market value.
(k)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2012, the value of these securities amounted to less than $1, which represents 0.00% of net assets.

(l)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	98,875,366	95,744,466	(106,094,618)	—	88,525,214	—	40,182	88,525,214

(o)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,140,724,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$180,001,000
Unrealized Depreciation	(1,804,000)
Net Unrealized Appreciation	$178,197,000

(p)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	101,906,233	—	—	101,906,233
Consumer Staples	83,137,928	—	—	83,137,928
Energy	79,416,967	—	—	79,416,967
Financials	142,374,402	—	—	142,374,402
Health Care	124,259,586	—	—	124,259,586
Industrials	76,518,703	—	—	76,518,703
Information Technology	178,118,900	—	—	178,118,900
Materials	14,381,804	—	—	14,381,804
Telecommunication Services	11,527,944	—	—	11,527,944
Warrants
Energy	—	3,937	—	3,937
Total Equity Securities	811,642,467	3,937	—	811,646,404
Bonds
Corporate Bonds & Notes	—	137,787,573	—	137,787,573
Residential Mortgage-Backed Securities - Agency	—	140,414,485	—	140,414,485
Residential Mortgage-Backed Securities - Non-Agency	—	4,061,182	1,667	4,062,849
Commercial Mortgage-Backed Securities - Agency	—	32,469,353	—	32,469,353
Commercial Mortgage-Backed Securities - Non-Agency	—	21,593,489	4,688,865	26,282,354
Asset-Backed Securities - Non-Agency	—	9,148,998	—	9,148,998
Inflation-Indexed Bonds	—	8,011,977	—	8,011,977
U.S. Treasury Obligations	50,342,267	—	—	50,342,267
Foreign Government Obligations	—	6,919,235	—	6,919,235
Municipal Bonds	—	2,083,575	—	2,083,575
Total Bonds	50,342,267	362,489,867	4,690,532	417,522,666
Other
Senior Loans	—	1,157,319	69,020	1,226,339
Money Market Funds	88,525,214	—	—	88,525,214
Total Other	88,525,214	1,157,319	69,020	89,751,553
Investments in Securities	950,509,948	363,651,123	4,759,552	1,318,920,623
Derivatives
Liabilities
Futures Contracts	(36,478)	—	—	(36,478)
Total	950,473,470	363,651,123	4,759,552	1,318,884,145

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Commercial	Residential
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -		Senior
	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)		Loans ($)	Total ($)
Balance as of August 31, 2012	—	1,680	—	(b)	—	1,680
Accrued discounts/premiums	(20)	4	—		—	(16)
Realized gain (loss)	—	1	—		—	1
Change in unrealized appreciation (depreciation)(a)	5,504	21	—		595	6,120
Sales	(8,154)	(39)	—		—	(8,193)
Purchases	4,691,535	—	—		—	4,691,535
Transfers into Level 3	—	—	—		68,425	68,425
Transfers out of Level 3	—	—	—		—	—
Balance as of December 31, 2012	4,688,865	1,667	—	(b)	69,020	4,759,552

(a)

Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $6,120, which is comprised of Commercial Mortgage-Backed Securities - Non-Agency of $5,504, Residential Mortgage-Backed Securities - Non-Agency of $21 and Senior Loans of $595.

(b)	Negligible market value.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.

Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage-backed securities and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Contrarian Core Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%
CONSUMER DISCRETIONARY 12.5%
Auto Components 0.5%
Delphi Automotive PLC (a)	315,300	$10,717,047
Automobiles 0.8%
General Motors Co. (a)	652,883	16,896,612
Diversified Consumer Services 0.2%
Weight Watchers International, Inc.	67,871	3,526,577
Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	143,365	12,478,490
Wynn Resorts Ltd.	251,283	28,244,209
Total		40,722,699
Media 4.7%
Comcast Corp., Class A	937,545	34,857,923
DIRECTV (a)	452,731	22,500,731
Discovery Communications, Inc., Class A (a)	388,349	23,460,163
Viacom, Inc., Class B	474,892	24,509,176
Total		105,327,993
Multiline Retail 1.3%
Target Corp.	467,158	29,491,684
Specialty Retail 2.2%
Home Depot, Inc. (The)	449,644	29,258,335
Lowe’s Companies, Inc.	554,775	20,021,830
Total		49,280,165
Textiles, Apparel & Luxury Goods 1.0%
Nike, Inc., Class B	220,844	21,527,873
TOTAL CONSUMER DISCRETIONARY		277,490,650
CONSUMER STAPLES 10.1%
Beverages 2.9%
Diageo PLC, ADR	185,460	22,175,452
PepsiCo, Inc.	605,239	42,493,830
Total		64,669,282
Food & Staples Retailing 1.4%
CVS Caremark Corp.	621,164	28,890,338
Walgreen Co.	97,946	3,321,349
Total		32,211,687

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 1.1%
Mondelez International, Inc., Class A	967,441	$25,047,047
Household Products 2.4%
Procter & Gamble Co. (The)	759,190	53,014,238
Tobacco 2.3%
Philip Morris International, Inc.	565,466	50,824,084
TOTAL CONSUMER STAPLES		225,766,338
ENERGY 9.6%
Energy Equipment & Services 1.8%
Halliburton Co.	964,653	32,171,178
National Oilwell Varco, Inc.	128,475	8,774,842
Total		40,946,020
Oil, Gas & Consumable Fuels 7.8%
Apache Corp.	216,429	16,684,511
Chevron Corp.	482,901	51,037,807
ConocoPhillips	485,121	27,622,790
Devon Energy Corp.	84,454	4,363,738
Exxon Mobil Corp.	637,785	56,214,370
Noble Energy, Inc.	181,688	17,760,002
Total		173,683,218
TOTAL ENERGY		214,629,238
FINANCIALS 17.4%
Capital Markets 5.5%
BlackRock, Inc.	222,683	43,877,458
Goldman Sachs Group, Inc. (The)	160,757	18,935,567
Invesco Ltd.	866,900	21,663,831
Morgan Stanley	905,257	15,271,686
State Street Corp.	526,182	23,383,528
Total		123,132,070
Commercial Banks 2.2%
Wells Fargo & Co.	1,471,761	48,582,831
Diversified Financial Services 4.2%
Citigroup, Inc.	1,156,890	39,993,687
JPMorgan Chase & Co.	1,288,864	52,946,533
NYSE Euronext	66,731	1,558,169
Total		94,498,389

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 5.1%
Aon PLC	794,665	$45,136,972
Berkshire Hathaway, Inc., Class B (a)	779,344	68,644,619
Total		113,781,591
Real Estate Management & Development 0.4%
Realogy Holdings Corp. (a)	215,622	8,131,106
TOTAL FINANCIALS		388,125,987
HEALTH CARE 15.2%
Biotechnology 1.0%
Celgene Corp. (a)	296,175	23,276,393
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	473,233	31,361,151
Covidien PLC	418,780	24,335,306
Total		55,696,457
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	277,088	11,208,210
CIGNA Corp.	522,114	27,290,899
Express Scripts Holding Co. (a)	544,956	29,345,880
Total		67,844,989
Pharmaceuticals 8.6%
Abbott Laboratories	767,910	49,914,150
Johnson & Johnson	1,064,366	74,218,241
Merck & Co., Inc.	496,787	22,007,664
Pfizer, Inc.	1,773,917	44,383,404
Total		190,523,459
TOTAL HEALTH CARE		337,341,298
INDUSTRIALS 9.4%
Aerospace & Defense 2.2%
Honeywell International, Inc.	410,633	25,184,122
United Technologies Corp.	289,802	23,216,038
Total		48,400,160
Air Freight & Logistics 0.8%
FedEx Corp.	204,335	18,294,113
Commercial Services & Supplies 0.9%
Tyco International Ltd.	721,061	20,456,501

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.9%
General Electric Co.	2,027,944	$42,850,457
Machinery 1.1%
Eaton Corp.	215,301	11,230,100
Stanley Black & Decker, Inc.	197,708	14,217,182
Total		25,447,282
Professional Services 1.1%
Nielsen Holdings NV (a)	832,626	23,579,968
Road & Rail 1.0%
Union Pacific Corp.	172,733	21,208,158
Trading Companies & Distributors 0.4%
MRC Global, Inc. (a)	288,150	8,076,844
TOTAL INDUSTRIALS		208,313,483
INFORMATION TECHNOLOGY 21.7%
Communications Equipment 1.7%
QUALCOMM, Inc.	601,858	38,290,206
Computers & Peripherals 6.8%
Apple, Inc.	167,234	97,878,715
EMC Corp. (a)	1,178,100	29,240,442
Hewlett-Packard Co.	1,972,328	25,620,541
Total		152,739,698
Internet Software & Services 5.4%
eBay, Inc. (a)	784,235	41,423,293
Facebook, Inc., Class A (a)	633,962	17,750,936
Google, Inc., Class A (a)	87,761	61,289,649
Total		120,463,878
IT Services 3.6%
International Business Machines Corp.	199,745	37,965,532
Mastercard, Inc., Class A	85,514	41,788,982
Total		79,754,514
Office Electronics 0.3%
Xerox Corp.	999,921	6,809,462
Semiconductors & Semiconductor Equipment 1.2%
Skyworks Solutions, Inc. (a)	1,178,329	26,689,152

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.7%
Citrix Systems, Inc. (a)	88,774	$5,429,418
Electronic Arts, Inc. (a)	862,467	12,773,136
Microsoft Corp.	1,543,421	41,085,867
Total		59,288,421
TOTAL INFORMATION TECHNOLOGY		484,035,331
MATERIALS 1.8%
Chemicals 0.8%
Celanese Corp., Class A	329,995	13,542,995
Dow Chemical Co. (The)	155,127	4,683,284
Total		18,226,279
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	536,886	20,943,923
TOTAL MATERIALS		39,170,202

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Sprint Nextel Corp. (a)	2,777,504	$15,915,098
Vodafone Group PLC, ADR	600,100	15,482,580
Total		31,397,678
TOTAL TELECOMMUNICATION SERVICES		31,397,678
Total Common Stocks (Cost: $1,795,895,370)		$2,206,270,205

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	33,033,897	$33,033,897
Total Money Market Funds (Cost: $33,033,897)		$33,033,897
Total Investments (Cost: $1,828,929,267) (d)		$2,239,304,102(e)
Other Assets & Liabilities, Net		(12,461,564)
Net Assets		$2,226,842,538

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	12,403,481	165,634,846	(145,004,430)	33,033,897	13,059	33,033,897

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,828,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$416,933,000
Unrealized Depreciation	(6,558,000)
Net Unrealized Appreciation	$410,375,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	277,490,650	—	—	277,490,650
Consumer Staples	225,766,338	—	—	225,766,338
Energy	214,629,238	—	—	214,629,238
Financials	388,125,987	—	—	388,125,987
Health Care	337,341,298	—	—	337,341,298
Industrials	208,313,483	—	—	208,313,483
Information Technology	484,035,331	—	—	484,035,331
Materials	39,170,202	—	—	39,170,202
Telecommunication Services	31,397,678	—	—	31,397,678
Total Equity Securities	2,206,270,205	—	—	2,206,270,205

Other
Money Market Funds	33,033,897	—	—	33,033,897

Total Other	33,033,897	—	—	33,033,897
Total	2,239,304,102	—	—	2,239,304,102

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
BRAZIL 8.2%
Arezzo Industria e Comercio SA	147,100	$2,547,127
Banco Bradesco SA, ADR	242,419	4,082,336
BR Malls Participacoes SA	249,400	3,203,870
Cia Hering	117,100	2,621,707
Cielo SA	61,100	1,591,265
Companhia de Bebidas Americas, ADR	168,860	7,026,265
Hypermarcas SA (a)	124,900	900,159
Mahle-Metal Leve SA Industria e Comercio	128,300	1,592,942
Mills Estruturas e Servicos de Engenharia SA	246,100	3,622,166
Qualicorp SA (a)	441,900	4,291,195
Raia Drogasil SA	137,500	1,351,320
Ultrapar Participacoes SA	166,400	3,426,432
Vale SA	174,200	3,065,294
Total		39,322,078
CHILE 1.8%
ENTEL Chile SA	142,012	2,915,712
Inversiones La Construccion SA	65,720	1,226,249
SACI Falabella	454,521	4,532,452
Total		8,674,413
CHINA 13.6%
Anhui Conch Cement Co., Ltd., Class H	270,000	898,337
AutoNavi Holdings Ltd., ADR (a)	83,866	1,023,165
Belle International Holdings Ltd.	1,027,000	2,156,470
Brilliance China Automotive Holdings Ltd. (a)	1,648,000	2,004,785
China Communications Construction Co., Ltd., Class H	4,857,000	4,421,712
China Merchants Holdings International Co., Ltd.	446,000	1,351,520
China Petroleum & Chemical Corp., Class H	3,142,000	3,327,888
China Shenhua Energy Co., Ltd., Class H	1,157,500	4,739,462
China Telecom Corp., Ltd., Class H	4,832,000	2,627,980
China Vanke Co., Ltd., Class B	1,898,217	2,942,970
CNOOC Ltd.	690,000	1,473,621
ENN Energy Holdings Ltd.	816,000	3,671,686
Industrial & Commercial Bank of China Ltd., Class H	13,267,000	8,948,219
NQ Mobile, Inc., ADR (a)(b)	160,577	1,067,837
PetroChina Co., Ltd., Class H	7,320,000	9,766,356
Spreadtrum Communications, Inc., ADR	201,265	3,739,504
Tencent Holdings Ltd.	90,800	2,964,404

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Want Want China Holdings Ltd.	1,768,000	$2,582,885
Wumart Stores, Inc., Class H	1,079,000	2,243,902
YY, Inc., ADR (a)	116,761	1,658,006
Zhuzhou CSR Times Electric Co., Ltd., Class H	562,000	1,702,951
Total		65,313,660
HONG KONG 2.8%
AAC Technologies Holdings, Inc.	314,950	1,182,078
Sa Sa International Holdings Ltd.	3,124,000	2,555,423
Sands China Ltd.	853,600	3,638,949
Towngas China Co., Ltd.	2,240,000	1,873,157
Trinity Ltd.	1,602,000	1,105,929
Wynn Macau Ltd. (a)	1,136,000	3,245,446
Total		13,600,982
INDIA 7.2%
Asian Paints Ltd.	20,114	1,600,960
Bajaj Auto Ltd.	30,764	1,091,784
Bharat Forge Ltd.	346,277	1,689,241
Bharti Airtel Ltd.	315,720	1,956,019
Cairn India Ltd.	462,012	2,801,916
Cummins India Ltd.	228,840	2,040,731
Eicher Motors Ltd.	32,502	1,636,154
HDFC Bank Ltd., ADR	136,951	5,768,376
ICICI Bank Ltd., ADR	146,469	6,003,764
ITC Ltd.	433,150	2,376,420
Jubilant Foodworks Ltd. (a)	112,433	2,598,649
Tata Motors Ltd.	514,985	2,584,122
Titan Industries Ltd.	433,784	2,485,021
Total		34,633,157
INDONESIA 6.4%
PT Ace Hardware Indonesia Tbk	30,701,000	2,399,680
PT AKR Corporindo Tbk	3,697,500	1,654,622
PT Bank Rakyat Indonesia Persero Tbk	4,282,000	3,142,495
PT Bank Tabungan Pensiunan Nasional Tbk (a)	4,455,500	2,415,031
PT Gudang Garam Tbk	665,000	3,659,415
PT Indocement Tunggal Prakarsa Tbk	1,532,700	3,711,702
PT Media Nusantara Citra Tbk	9,207,000	2,561,400
PT Nippon Indosari Corpindo Tbk	5,676,000	3,782,831
PT Sumber Alfaria Trijaya Tbk	4,460,000	2,463,960
PT Tambang Batubara Bukit Asam Persero Tbk	946,500	1,379,041

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Tower Bersama Infrastructure Tbk (a)	5,335,000	$3,336,729
Total		30,506,906
MALAYSIA 0.9%
Media Prima Bhd	1,517,900	1,133,525
RHB Capital Bhd	1,192,800	2,941,940
Total		4,075,465
MEXICO 5.0%
Alfa SAB de CV, Class A	2,136,700	4,449,032
Alpek SA de CV	1,401,315	3,794,351
Fomento Economico Mexicano SAB de CV, ADR	41,281	4,048,840
Grupo Financiero Banorte SAB de CV, Class O	497,000	2,836,333
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	411,070	6,005,733
Grupo Mexico SAB de CV, Class B	886,690	2,913,710
Total		24,047,999
PANAMA 0.5%
Copa Holdings SA, Class A	23,254	2,205,409
PERU 1.5%
Credicorp Ltd.	52,183	7,300,402
PHILIPPINES 5.9%
Ayala Land, Inc.	4,187,600	2,461,088
Energy Development Corp.	9,875,400	1,710,239
GT Capital Holdings, Inc.	292,470	4,262,952
International Container Terminal Services, Inc.	1,291,860	2,247,985
Metropolitan Bank & Trust	3,109,395	7,598,456
Security Bank Corp.	1,064,200	4,274,011
SM Investments Corp.	166,440	3,578,205
Universal Robina Corp.	1,256,680	2,372,109
Total		28,505,045
POLAND 0.7%
Eurocash SA	227,118	3,163,776
RUSSIAN FEDERATION 5.8%
Gazprom OAO, ADR	498,490	4,431,576
Lukoil OAO, ADR	89,625	5,641,446
Magnit OJSC, GDR	134,114	4,731,542
Mail.ru Group Ltd., GDR	23,564	777,612

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION (CONTINUED)
Mobile Telesystems OJSC, ADR	204,158	$3,558,474
NovaTek OAO	218,190	2,348,237
Sberbank of Russia	2,220,280	6,527,623
Total		28,016,510
SINGAPORE 0.6%
Hutchison Port Holdings Trust	3,443,000	2,666,462
SOUTH AFRICA 3.1%
AVI Ltd.	415,763	2,702,104
Clicks Group Ltd.	387,873	2,748,583
Discovery Holdings Ltd.	267,106	1,676,773
FirstRand Ltd.	835,542	2,730,192
Life Healthcare Group Holdings Ltd.	663,454	2,388,028
Mr. Price Group Ltd.	94,170	1,408,779
Shoprite Holdings Ltd.	44,296	956,631
Total		14,611,090
SOUTH KOREA 12.5%
Daum Communications Corp.	8,593	674,264
Hankook Tire Co., Ltd. (a)	65,221	2,761,585
Huchems Fine Chemical Corp.	105,050	2,469,014
Hyundai Motor Co.	37,347	7,782,200
Hyundai Steel Co.	13,030	967,710
Iljin Display Co., Ltd.	161,540	3,252,601
LG Chem Ltd.	11,762	3,392,875
LG Display Co., Ltd. (a)	68,060	2,173,555
LG Household & Health Care Ltd.	2,931	1,747,197
Samsung Electronics Co., Ltd.	20,035	26,042,944
Samsung Engineering Co., Ltd.	6,880	1,030,688
Samsung SDI Co., Ltd.	17,772	2,555,450
SK Innovation Co., Ltd.	27,452	4,206,268
WeMade Entertainment Co., Ltd.	20,033	855,023
Total		59,911,374
TAIWAN 8.0%
Airtac International Group	242,000	1,279,734
Far EasTone Telecommunications Co., Ltd.	3,747,000	9,385,963
Foxconn Technology Co., Ltd.	496,450	1,736,654
Giant Manufacturing Co., Ltd.	459,800	2,438,986
Hermes Microvision, Inc.	48,000	1,047,034
Hon Hai Precision Industry Co., Ltd.	2,037,000	6,540,645
MediaTek, Inc.	280,000	3,187,774
PChome Online, Inc.	456,854	1,939,947
Taiwan Semiconductor Manufacturing Co., Ltd.	1,729,190	5,875,545
Tong Hsing Electronic Industries Ltd.	467,000	1,617,475

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
TPK Holding Co., Ltd.	219,000	$3,499,535
Total		38,549,292
THAILAND 6.5%
Advanced Information Service PCL, Foreign Registered Shares	762,200	5,463,589
Bangkok Bank PCL, Foreign Registered Shares	758,200	4,767,523
BEC World PCL, Foreign Registered Shares	1,485,600	2,820,958
CP ALL PCL, Foreign Registered Shares	3,076,800	3,958,033
Home Product Center PCL, Foreign Registered Shares	5,656,360	2,108,469
Kasikornbank PCL, Foreign Registered Shares	1,108,000	6,747,882
Robinson Department Store PCL, Foreign Registered Shares	1,017,700	2,006,050
Siam Cement PCL, NVDR	269,700	3,470,199
Total		31,342,703
TURKEY 4.7%
Arcelik AS	628,364	3,815,513
Tofas Turk Otomobil Fabrikasi AS	969,074	5,911,468
Turk Traktor ve Ziraat Makineleri AS	111,245	2,782,915
Turkiye Garanti Bankasi AS	1,066,840	5,062,990
Turkiye Halk Bankasi AS	490,230	4,746,329
Total		22,319,215
UNITED STATES 0.8%
Freeport-McMoRan Copper & Gold, Inc.	99,469	3,880,286

Issuer		Shares	Value

Common Stocks (continued)
Total Common Stocks (Cost: $349,024,539)			$462,646,224

Preferred Stocks 1.6%
BRAZIL 1.6%
Petroleo Brasileiro SA, 3.420%		857,800	$7,490,897
Total Preferred Stocks (Cost: $3,538,851)			$7,490,897

		Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.154% (c)(d)		8,863,461	$8,863,461
Total Money Market Funds (Cost: $8,863,461)			$8,863,461

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.1%
Repurchase Agreements 0.1%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $694,879 (e)
	0.240%	694,865	$694,865
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $694,865)			$694,865
Total Investments (Cost: $362,121,716) (f)			$479,695,447(g)
Other Assets & Liabilities, Net			(182,661)
Net Assets			$479,512,786

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At November 30, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	6,468,836	39,386,080	(36,991,454)	—	8,863,461	1,505	8,863,461

(e)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.240%)

Security Description	Value ($)

Ginnie Mae I Pool	544,588
Ginnie Mae II Pool	164,175
Total Market Value of Collateral Securities	708,763

(f)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $362,121,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$122,074,000
Unrealized Depreciation	(4,500,000)
Net Unrealized Appreciation	$117,574,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	11,294,228	62,304,433	—	73,598,661
Consumer Staples	13,326,584	39,489,387	—	52,815,971
Energy	9,067,878	34,474,365	—	43,542,243
Financials	36,427,064	71,246,474	—	107,673,538
Health Care	4,291,195	2,388,028	—	6,679,223
Industrials	10,276,608	26,393,679	—	36,670,287
Information Technology	9,079,777	65,922,539	—	75,002,316
Materials	13,653,641	16,510,797	—	30,164,438
Telecommunication Services	6,474,186	22,770,280	—	29,244,466
Utilities	—	7,255,081	—	7,255,081
Preferred Stocks
Energy	7,490,897	—	—	7,490,897
Total Equity Securities	121,382,058	348,755,063	—	470,137,121
Other
Money Market Funds	8,863,461	—	—	8,863,461
Investments of Cash Collateral Received for Securities on Loan	—	694,865	—	694,865
Total Other	8,863,461	694,865	—	9,558,326
Total	130,245,519	349,449,928	—	479,695,447

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common Stocks ($)	Total ($)
Balance as of August 31, 2012	2,906,255	2,906,255
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(a)	—	—
Sales	—	—
Purchases	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(2,906,255)	(2,906,255)
Balance as of November 30, 2012	—	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2012 was $0.

Portfolio of Investments

Columbia Energy and Natural Resources Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
ENERGY 78.3%
Energy Equipment & Services 15.8%
Cameron International Corp. (a)	171,908	$9,274,437
Dresser-Rand Group, Inc. (a)	68,357	3,609,933
Ensco PLC, Class A	54,212	3,156,765
FMC Technologies, Inc. (a)	78,793	3,219,482
Halliburton Co.	327,344	10,916,922
National Oilwell Varco, Inc.	211,081	14,416,832
Noble Corp.	83,290	2,872,672
Oil States International, Inc. (a)	49,643	3,510,753
Schlumberger Ltd.	161,400	11,559,468
Superior Energy Services, Inc. (a)	125,700	2,552,967
Transocean Ltd.	116,076	5,362,711
Weatherford International Ltd. (a)	204,400	2,127,804
Total		72,580,746
Oil, Gas & Consumable Fuels 62.5%
Anadarko Petroleum Corp.	272,970	19,978,674
Apache Corp.	100,000	7,709,000
Cabot Oil & Gas Corp.	152,136	7,165,606
Canadian Natural Resources Ltd.	296,300	8,441,587
Carrizo Oil & Gas, Inc. (a)	129,300	2,682,975
Cenovus Energy, Inc.	209,500	7,035,707
Chevron Corp.	327,137	34,575,109
Cobalt International Energy, Inc. (a)	86,410	2,015,081
Comstock Resources, Inc. (a)	137,900	2,261,560
Concho Resources, Inc. (a)	25,500	2,046,630
ConocoPhillips	429,100	24,432,954
EOG Resources, Inc.	122,940	14,460,203
Exxon Mobil Corp.	352,020	31,027,043
HollyFrontier Corp.	152,329	6,905,074
Kinder Morgan, Inc.	178,634	6,039,616
Linn Co. Llc	66,400	2,565,032
Marathon Oil Corp.	143,537	4,428,116
Marathon Petroleum Corp.	145,411	8,657,771
Noble Energy, Inc.	80,700	7,888,425
Occidental Petroleum Corp.	245,685	18,477,969
Phillips 66	222,899	11,673,221
Pioneer Natural Resources Co.	49,203	5,264,721
Premier Oil PLC (a)	441,083	2,376,570
Range Resources Corp.	76,600	4,903,932
Rockhopper Exploration Plc (a)	468,501	1,105,272
Rosetta Resources, Inc. (a)	37,490	1,684,801
SM Energy Co.	45,284	2,250,162
Spectra Energy Corp.	149,140	4,168,463
Suncor Energy, Inc.	480,200	15,659,322
Talisman Energy, Inc.	388,300	4,356,726
Tesoro Corp.	40,629	1,717,794
Valero Energy Corp.	152,408	4,916,682

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	83,395	$3,497,586
Williams Companies, Inc. (The)	158,400	5,201,856
Total		287,571,240
TOTAL ENERGY		360,151,986
MATERIALS 20.2%
Chemicals 3.2%
Air Products & Chemicals, Inc.	46,620	3,866,663
Dow Chemical Co. (The)	185,929	5,613,196
EI du Pont de Nemours & Co.	60,500	2,609,970
Mosaic Co. (The)	45,560	2,462,974
Total		14,552,803
Containers & Packaging 1.6%
Bemis Co., Inc.	75,630	2,541,168
Owens-Illinois, Inc. (a)	135,845	2,720,975
Sonoco Products Co.	78,330	2,355,383
Total		7,617,526
Metals & Mining 14.4%
Agnico-Eagle Mines Ltd.	82,580	4,607,964
Barrick Gold Corp.	280,716	9,693,123
Coeur d’Alene Mines Corp. (a)	149,310	3,472,951
Freeport-McMoRan Copper & Gold, Inc.	184,740	7,206,707
Goldcorp, Inc.	280,581	10,858,485
Newmont Mining Corp.	207,166	9,755,447
Rio Tinto PLC, ADR	194,040	9,663,192
Silver Wheaton Corp.	108,921	4,003,936
Yamana Gold, Inc.	366,757	6,895,032
Total		66,156,837
Paper & Forest Products 1.0%
International Paper Co.	130,970	4,864,226
TOTAL MATERIALS		93,191,392
Total Common Stocks (Cost: $400,684,963)		$453,343,378

Convertible Preferred Stocks 0.6%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Chesapeake Energy Corp., 5.750% (b)	2,840	2,520,500

Convertible Preferred Stocks (continued)
ENERGY (CONTINUED)
TOTAL ENERGY	2,520,500
Total Convertible Preferred Stocks (Cost: $2,616,140)	$2,520,500

	Shares	Value

Exchange-Traded Funds 0.8%
Market Vectors Gold Miners	77,706	$3,694,920
Total Exchange-Traded Funds (Cost: $3,709,976)		$3,694,920
Total Investments
(Cost: $407,011,079) (c)(d)		$459,558,798(e)
Other Assets & Liabilities, Net		614,217
Net Assets		$460,173,015

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $2,520,500 or 0.55% of net assets.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	9,186,538	36,408,019	(45,594,557)	—	1,315	—

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $407,011,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$70,544,000
Unrealized Depreciation	(17,996,000)
Net Unrealized Appreciation	$52,548,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	356,670,144	3,481,842	—	360,151,986
Materials	93,191,392	—	—	93,191,392
Exchange-Traded Funds	3,694,920	—	—	3,694,920
Convertible Preferred Stocks
Energy	—	2,520,500	—	2,520,500
Total	453,556,456	6,002,342	—	459,558,798

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
AUSTRALIA 2.7%
AMP Ltd.	806,844	$3,875,868
Australia and New Zealand Banking Group Ltd.	196,117	4,991,024
BHP Billiton Ltd.	159,841	5,756,246
Shopping Centres Australasia Property Group (a)	38,795	58,706
Woolworths Ltd.	193,978	5,930,297
Total		20,612,141
BERMUDA 1.2%
Seadrill Ltd.	246,828	9,510,283
BRAZIL 0.8%
Cielo SA	71,700	1,867,327
Natura Cosmeticos SA	86,627	2,292,972
Vale SA	127,300	2,240,023
Total		6,400,322
CANADA 4.7%
Aimia, Inc.	422,308	6,270,743
BCE, Inc.	100,702	4,259,695
Enbridge, Inc.	190,570	7,678,065
Sun Life Financial, Inc.	229,344	6,267,971
Suncor Energy, Inc.	162,255	5,291,136
Toronto-Dominion Bank (The)	80,438	6,682,789
Total		36,450,399
CHILE 0.6%
Banco de Chile, ADR	52,636	4,748,820
CHINA 1.9%
Bank of China Ltd., Class H	11,086,000	4,675,835
China Mobile Ltd., ADR	70,218	3,996,809
PetroChina Co., Ltd., ADR	46,658	6,212,513
Total		14,885,157
CZECH REPUBLIC 0.9%
CEZ AS (a)	147,226	4,892,199
Telefonica Czech Republic AS	124,444	2,218,248
Total		7,110,447
FRANCE 3.3%
GDF Suez	160,492	3,609,951
Sanofi	45,830	4,092,427
Total SA, ADR	182,223	9,140,306
Veolia Environnement SA	263,782	2,867,997

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Vivendi SA	271,226	$5,827,317
Total		25,537,998
GERMANY 3.1%
Allianz SE, Registered Shares	52,293	6,797,570
Bayerische Motoren Werke AG	70,731	6,272,747
E.ON SE	138,980	2,503,395
Infineon Technologies AG	252,100	1,933,115
Siemens AG, Registered Shares	60,503	6,239,897
Total		23,746,724
GREECE 0.2%
OPAP SA	303,102	1,970,998
HONG KONG 0.4%
Television Broadcasts Ltd.	402,000	2,949,343
IRELAND 0.5%
Warner Chilcott PLC, Class A	336,813	3,927,240
ISRAEL 0.3%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	325,100	2,004,241
ITALY 0.6%
ENI SpA	204,660	4,838,984
JAPAN 6.0%
Astellas Pharma, Inc.	118,300	5,988,800
Canon, Inc.	92,700	3,279,581
Lawson, Inc.	65,000	4,400,261
Mitsubishi Corp.	139,400	2,653,508
Mitsui & Co., Ltd.	192,800	2,675,991
Mizuho Financial Group, Inc.	4,221,000	6,805,273
Nissan Motor Co., Ltd.	586,400	5,715,328
NTT DoCoMo, Inc.	2,099	3,042,978
Ono Pharmaceutical Co., Ltd.	73,000	3,998,613
Sumitomo Mitsui Financial Group, Inc.	108,600	3,515,426
Takeda Pharmaceutical Co., Ltd.	96,800	4,431,241
Total		46,507,000
MALAYSIA 0.6%
Malayan Banking Bhd	1,554,500	4,627,496

Issuer	Shares	Value

Common Stocks (continued)
MEXICO 0.1%
Grupo Aeroportuario del Centro Norte Sab de CV, ADR	24,751	$506,900
NETHERLANDS 4.2%
Royal Dutch Shell PLC, ADR	317,900	21,289,763
Unilever NV - NY Shares	304,149	11,505,957
Total		32,795,720
PERU 0.6%
Southern Copper Corp.	139,900	5,078,370
POLAND 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	365,671	4,037,935
Powszechny Zaklad Ubezpieczen SA	33,531	4,199,555
Total		8,237,490
SINGAPORE 0.6%
Keppel Corp., Ltd.	528,000	4,629,514
SPAIN 1.2%
Iberdrola SA	1,241,813	6,169,456
Telefonica SA	236,566	3,104,351
Total		9,273,807
SWEDEN 0.6%
Telefonaktiebolaget LM Ericsson, ADR	481,945	4,525,464
SWITZERLAND 3.0%
ACE Ltd.	49,120	3,891,778
Nestlé SA, Registered Shares	120,793	7,905,574
Roche Holding AG, Genusschein Shares	42,907	8,445,276
Syngenta AG	7,900	3,166,990
Total		23,409,618
TAIWAN 1.5%
Far EasTone Telecommunications Co., Ltd.	1,756,000	4,398,653
MediaTek, Inc.	420,000	4,781,661
Taiwan Semiconductor Manufacturing Co., Ltd.	767,000	2,606,158
Total		11,786,472
THAILAND 1.1%
Bangkok Expressway PCL, Foreign Registered Shares	2,376,100	2,166,902

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
Charoen Pokphand Foods PCL, Foreign Registered Shares	2,356,500	$2,513,768
Thai Beverage PCL	11,014,000	3,605,041
Total		8,285,711
TURKEY 2.2%
Arcelik AS	700,906	4,255,998
Ford Otomotiv Sanayi AS	393,881	4,033,927
Tofas Turk Otomobil Fabrikasi AS	973,085	5,935,935
Turk Telekomunikasyon AS	699,052	2,613,352
Total		16,839,212
UNITED KINGDOM 10.4%
AstraZeneca PLC, ADR	111,803	5,315,115
BAE Systems PLC, ADR	93,700	1,986,440
BP PLC, ADR	278,623	11,635,296
British American Tobacco PLC	117,527	6,164,810
Britvic PLC	430,715	2,732,679
Diageo PLC, ADR	35,057	4,191,765
GlaxoSmithKline PLC, ADR	96,105	4,133,476
Halfords Group PLC	594,802	3,251,508
HSBC Holdings PLC, ADR	248,543	12,708,003
Imperial Tobacco Group PLC	113,417	4,537,327
Inmarsat PLC	425,169	4,001,961
Intercontinental Hotels Group PLC	68,973	1,843,226
Marks & Spencer Group PLC	527,100	3,298,592
National Grid PLC	457,007	5,161,968
Severn Trent PLC	195,384	5,055,509
Vodafone Group PLC, ADR	183,477	4,733,707
Total		80,751,382
UNITED STATES 43.4%
Abbott Laboratories	84,070	5,464,550
Aflac, Inc.	89,354	4,734,868
Altria Group, Inc.	106,402	3,597,452
Analog Devices, Inc.	109,502	4,445,781
AT&T, Inc.	261,986	8,941,582
Baxter International, Inc.	62,725	4,156,786
CA, Inc.	170,226	3,772,208
Carnival Corp.	88,440	3,419,090
Caterpillar, Inc.	23,871	2,034,764
CenturyLink, Inc.	123,898	4,812,198
Chevron Corp.	53,234	5,626,301
Cisco Systems, Inc.	407,801	7,711,517
Citigroup, Inc.	115,572	3,995,324
Costco Wholesale Corp.	39,600	4,118,004
Dow Chemical Co. (The)	169,104	5,105,250
Duke Energy Corp.	56,817	3,626,061

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Exxon Mobil Corp.	43,808	$3,861,237
Freeport-McMoRan Copper & Gold, Inc.	142,120	5,544,101
General Electric Co.	480,696	10,157,107
Hershey Co. (The)	27,738	2,032,363
Home Depot, Inc. (The)	88,236	5,741,517
Honeywell International, Inc.	106,835	6,552,191
Intel Corp.	326,921	6,397,844
International Paper Co.	160,830	5,973,226
Johnson & Johnson	94,438	6,585,162
JPMorgan Chase & Co.	471,213	19,357,430
Kohl’s Corp.	93,988	4,196,564
Kraft Foods Group, Inc. (a)	56,134	2,538,379
Las Vegas Sands Corp.	49,900	2,327,835
Lockheed Martin Corp.	43,678	4,075,157
Lorillard, Inc.	64,754	7,845,595
LyondellBasell Industries NV, Class A	119,619	5,948,653
Marsh & McLennan Companies, Inc.	141,481	4,982,961
McDonald’s Corp.	61,656	5,366,538
Merck & Co., Inc.	297,842	13,194,401
Microchip Technology, Inc.	237,653	7,229,404
Microsoft Corp.	230,455	6,134,712
Morgan Stanley	224,643	3,789,727
Mosaic Co. (The)	82,079	4,437,191
NYSE Euronext	81,260	1,897,421
Oracle Corp.	252,986	8,120,851
PepsiCo, Inc.	118,041	8,287,659
Pfizer, Inc.	563,600	14,101,272
PG&E Corp.	136,264	5,580,011
Philip Morris International, Inc.	50,077	4,500,921
Pitney Bowes, Inc.	298,232	3,337,216
PPL Corp.	131,944	3,872,556
Procter & Gamble Co. (The)	60,529	4,226,740
Public Service Enterprise Group, Inc.	103,841	3,124,576

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
RR Donnelley & Sons Co.	161,225	$1,515,515
Sempra Energy	80,333	5,496,384
SLM Corp.	229,147	3,792,383
Target Corp.	119,364	7,535,449
U.S. Bancorp	268,348	8,656,906
United Technologies Corp.	59,300	4,750,523
Verizon Communications, Inc.	236,506	10,434,645
Viacom, Inc., Class B	91,122	4,702,806
Wells Fargo & Co.	391,178	12,912,786
Total		336,677,651
Total Common Stocks (Cost: $699,643,201)		$758,624,904

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%
NETHERLANDS 0.3%
Volkswagen International Finance NV (b)
11/09/15	5.500%	1,700,000	$2,373,904
Total Convertible Bonds (Cost: $2,240,975)			$2,373,904

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.154% (c)(d)	15,084,427	$15,084,427
Total Money Market Funds (Cost: $15,084,427)		$15,084,427
Total Investments
(Cost: $716,968,603) (e)		$776,083,235(f)
Other Assets & Liabilities, Net		19,284
Net Assets		$776,102,519

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	December 21, 2012	19,280,000	30,696,459	—	(192,334)
		(GBP)	(USD)

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $2,373,904 or 0.31% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	10,863,036	113,325,623	(109,104,232)	—	15,084,427	5,246	15,084,427

(e)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $716,969,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,560,000
Unrealized Depreciation	(15,446,000)
Net Unrealized Appreciation	$59,114,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
GBP	British Pound
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	39,560,544	39,527,603	—	79,088,147
Consumer Staples	55,137,807	37,789,757	—	92,927,564
Energy	80,244,900	4,838,984	—	85,083,884
Financials	98,419,168	43,584,687	—	142,003,855
Health Care	56,878,000	26,956,357	—	83,834,357
Industrials	32,929,373	20,352,252	—	53,281,625
Information Technology	50,205,108	12,600,515	—	62,805,623
Materials	34,326,813	8,923,237	—	43,250,050
Telecommunication Services	39,182,877	25,206,858	—	64,389,735
Utilities	21,699,588	30,260,476	—	51,960,064
Total Equity Securities	508,584,178	250,040,726	—	758,624,904
Bonds
Convertible Bonds	—	2,373,904	—	2,373,904
Total Bonds	—	2,373,904	—	2,373,904
Other
Money Market Funds	15,084,427	—	—	15,084,427
Total Other	15,084,427	—	—	15,084,427
Investments in Securities	523,668,605	252,414,630	—	776,083,235
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(192,334)	—	(192,334)
Total	523,668,605	252,222,296	—	775,890,901

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, November 30, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In	Transfers Out
Level 1 ($)	Level 2 ($)
1,778,502	1,778,502

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Greater China Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 11.6%
Automobiles 1.9%
Great Wall Motor Co., Ltd., Class H	1,306,500	$4,272,465
Diversified Consumer Services 1.0%
New Oriental Education & Technology Group, ADR	109,315	2,203,790
Hotels, Restaurants & Leisure 2.1%
Galaxy Entertainment Group Ltd. (a)	333,000	1,269,104
Sands China Ltd.	293,600	1,251,635
Tsui Wah Holdings Ltd. (a)(b)	6,500,000	2,138,654
Total		4,659,393
Media 0.4%
Focus Media Holding Ltd., ADR	41,513	1,008,351
Multiline Retail 1.5%
Golden Eagle Retail Group Ltd.	1,361,000	3,212,447
Specialty Retail 3.2%
Belle International Holdings Ltd.	2,714,000	5,698,793
Sa Sa International Holdings Ltd.	1,560,000	1,276,076
Total		6,974,869
Textiles, Apparel & Luxury Goods 1.5%
Anta Sports Products Ltd.	719,000	524,926
Trinity Ltd.	4,024,598	2,778,353
Total		3,303,279
TOTAL CONSUMER DISCRETIONARY		25,634,594
CONSUMER STAPLES 7.7%
Food & Staples Retailing 2.5%
Sun Art Retail Group Ltd.	2,860,500	4,414,243
Wumart Stores, Inc., Class H	552,000	1,147,946
Total		5,562,189
Food Products 4.3%
Shenguan Holdings Group Ltd.	3,250,000	1,651,876
Tingyi Cayman Islands Holding Corp.	1,306,000	3,817,355
Want Want China Holdings Ltd.	2,695,000	3,937,146
Total		9,406,377
Personal Products 0.9%
Hengan International Group Co., Ltd.	231,000	2,086,001
TOTAL CONSUMER STAPLES		17,054,567

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 20.1%
Oil, Gas & Consumable Fuels 20.1%
China Petroleum & Chemical Corp., Class H	4,208,000	$4,456,956
China Shenhua Energy Co., Ltd., Class H	1,879,500	7,695,739
CNOOC Ltd.	9,642,500	20,593,314
PetroChina Co., Ltd., Class H	8,542,000	11,396,751
Total		44,142,760
TOTAL ENERGY		44,142,760
FINANCIALS 37.0%
Capital Markets 1.1%
Haitong Securities Co., Ltd., Class H (a)	1,926,800	2,510,087
Commercial Banks 20.1%
Bank of China Ltd., Class H	8,578,000	3,618,015
China Construction Bank Corp., Class H	21,485,340	16,462,740
China Merchants Bank Co., Ltd., Class H	3,088,090	5,908,016
Industrial & Commercial Bank of China Ltd., Class H	27,103,000	18,280,212
Total		44,268,983
Insurance 8.1%
China Life Insurance Co., Ltd., Class H	3,211,000	9,451,459
Ping An Insurance Group Co. of China Ltd., Class H	1,112,000	8,411,831
Total		17,863,290
Real Estate Management & Development 7.7%
China Overseas Land & Investment Ltd.	2,128,320	6,300,057
China Vanke Co., Ltd., Class B	5,905,010	9,155,048
Wharf Holdings Ltd.	180,000	1,384,866
Total		16,839,971
TOTAL FINANCIALS		81,482,331
HEALTH CARE 1.6%
Pharmaceuticals 1.6%
China Medical System Holdings Ltd.	2,088,000	1,422,130
China Shineway Pharmaceutical Group Ltd.	730,000	1,097,747
Sino Biopharmaceutical	2,016,000	969,989
Total		3,489,866
TOTAL HEALTH CARE		3,489,866

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 2.8%
Construction & Engineering 1.9%
China Communications Construction Co., Ltd., Class H	4,610,000	$4,196,848
Transportation Infrastructure 0.9%
China Merchants Holdings International Co., Ltd.	668,000	2,024,250
TOTAL INDUSTRIALS		6,221,098
INFORMATION TECHNOLOGY 9.9%
Computers & Peripherals 1.0%
Lenovo Group Ltd.	2,260,000	2,128,165
Electronic Equipment, Instruments & Components 0.2%
Tong Hsing Electronic Industries Ltd.	138,000	477,969
Internet Software & Services 6.8%
Baidu, Inc., ADR (a)	9,896	953,084
PChome Online, Inc.	73,000	309,981
SINA Corp. (a)	28,467	1,295,818
Tencent Holdings Ltd.	381,400	12,451,804
Total		15,010,687
Semiconductors & Semiconductor Equipment 1.6%
Hermes Microvision, Inc.	44,000	959,782
Spreadtrum Communications, Inc., ADR	142,328	2,644,454
Total		3,604,236
Software 0.3%
NQ Mobile, Inc., ADR (a)	85,810	570,636
TOTAL INFORMATION TECHNOLOGY		21,791,693

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.0%
Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	54,533	$2,127,332
TOTAL MATERIALS		2,127,332
TELECOMMUNICATION SERVICES 7.0%
Diversified Telecommunication Services 3.4%
China Telecom Corp., Ltd., Class H	13,954,000	7,589,163
Wireless Telecommunication Services 3.6%
China Mobile Ltd.	686,000	7,831,429
TOTAL TELECOMMUNICATION SERVICES		15,420,592
UTILITIES 1.0%
Gas Utilities 1.0%
ENN Energy Holdings Ltd.	484,000	2,177,814
TOTAL UTILITIES		2,177,814
Total Common Stocks (Cost: $142,122,673)		$219,542,647

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.154% (c)(d)	426,223	$426,223
Total Money Market Funds (Cost: $426,223)		$426,223
Total Investments (Cost: $142,548,896) (e)		$219,968,870(f)
Other Assets & Liabilities, Net		137,699
Net Assets		$220,106,569

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the value of these securities amounted to $2,138,654 or 0.97% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,577,521	12,576,164	(13,727,462)	—	426,223	384	426,223

(e)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $142,549,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$79,443,000
Unrealized Depreciation	(2,023,000)
Net Unrealized Appreciation	$77,420,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,212,141	22,422,453	—	25,634,594
Consumer Staples	—	17,054,567	—	17,054,567
Energy	—	44,142,760	—	44,142,760
Financials	—	81,482,331	—	81,482,331
Health Care	—	3,489,866	—	3,489,866
Industrials	—	6,221,098	—	6,221,098
Information Technology	5,463,992	16,327,701	—	21,791,693
Materials	2,127,332	—	—	2,127,332
Telecommunication Services	—	15,420,592	—	15,420,592
Utilities	—	2,177,814	—	2,177,814
Total Equity Securities	10,803,465	208,739,182	—	219,542,647
Other
Money Market Funds	426,223	—	—	426,223
Total Other	426,223	—	—	426,223
Total	11,229,688	208,739,182	—	219,968,870

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 23.6%
Auto Components 1.2%
BorgWarner, Inc. (a)	201,270	$13,344,201
Delphi Automotive PLC (a)	296,213	10,068,280
Total		23,412,481
Distributors 0.6%
LKQ Corp. (a)	582,720	12,773,222
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill, Inc. (a)	35,760	9,432,773
Panera Bread Co., Class A (a)	89,180	14,313,390
Starwood Hotels & Resorts Worldwide, Inc.	257,310	13,884,447
Wynn Resorts Ltd.	130,805	14,702,482
Total		52,333,092
Household Durables 0.5%
Toll Brothers, Inc. (a)	298,880	9,516,339
Internet & Catalog Retail 0.2%
TripAdvisor, Inc. (a)	81,077	3,096,331
Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	118,744	10,070,679
Media 2.5%
Discovery Communications, Inc., Class A (a)	340,710	20,582,291
DISH Network Corp., Class A	502,040	18,595,562
Sirius XM Radio, Inc. (a)	3,515,600	9,773,368
Total		48,951,221
Multiline Retail 3.1%
Dollar Tree, Inc. (a)	577,820	24,118,207
Family Dollar Stores, Inc.	227,550	16,201,560
Macy’s, Inc.	279,230	10,806,201
Nordstrom, Inc.	182,040	9,846,543
Total		60,972,511
Specialty Retail 10.3%
AutoZone, Inc. (a)	37,700	14,468,129
Bed Bath & Beyond, Inc. (a)	428,510	25,162,107
Cabela’s, Inc. (a)	218,070	10,417,204
Dick’s Sporting Goods, Inc.	308,050	16,175,706
Foot Locker, Inc.	340,370	12,198,861
Gap, Inc. (The)	444,210	15,307,477
GNC Holdings, Inc., Class A	379,724	13,339,704
Limited Brands, Inc.	376,550	19,637,082

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
O’Reilly Automotive, Inc. (a)	153,400	$14,431,872
PetSmart, Inc.	231,100	16,329,526
TJX Companies, Inc.	235,220	10,429,655
Ulta Salon Cosmetics & Fragrance, Inc.	337,840	33,878,595
Total		201,775,918
Textiles, Apparel & Luxury Goods 2.0%
lululemon athletica, Inc. (a)	169,508	12,167,284
Michael Kors Holdings Ltd. (a)	153,080	8,136,202
VF Corp.	112,610	18,075,031
Total		38,378,517
TOTAL CONSUMER DISCRETIONARY		461,280,311
CONSUMER STAPLES 5.7%
Beverages 0.7%
Beam, Inc.	262,450	14,726,070
Food & Staples Retailing 1.3%
Whole Foods Market, Inc.	271,550	25,351,908
Food Products 2.1%
Hershey Co. (The)	214,480	15,714,949
HJ Heinz Co.	183,830	10,746,702
Mead Johnson Nutrition Co.	223,630	15,249,330
Total		41,710,981
Personal Products 1.3%
Estee Lauder Companies, Inc. (The), Class A	126,930	7,393,672
Herbalife Ltd.	374,707	17,225,281
Total		24,618,953
Tobacco 0.3%
Lorillard, Inc.	42,800	5,185,648
TOTAL CONSUMER STAPLES		111,593,560
ENERGY 6.1%
Energy Equipment & Services 2.9%
Cameron International Corp. (a)	307,579	16,593,887
Core Laboratories NV	104,853	10,818,732
Oceaneering International, Inc.	186,710	9,835,883
Oil States International, Inc. (a)	128,590	9,093,885
Superior Energy Services, Inc. (a)	490,324	9,958,480
Total		56,300,867

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.2%
Cabot Oil & Gas Corp.	360,560	$16,982,376
Concho Resources, Inc. (a)	298,601	23,965,716
Continental Resources, Inc. (a)	165,884	11,396,231
Denbury Resources, Inc. (a)	728,120	11,234,892
Total		63,579,215
TOTAL ENERGY		119,880,082
FINANCIALS 9.8%
Capital Markets 1.1%
Affiliated Managers Group, Inc. (a)	164,848	21,243,962
Commercial Banks 2.3%
BankUnited, Inc.	404,815	9,513,153
First Republic Bank	367,110	12,415,660
Signature Bank (a)	186,520	13,086,243
SunTrust Banks, Inc.	366,290	9,944,773
Total		44,959,829
Diversified Financial Services 1.4%
IntercontinentalExchange, Inc. (a)	76,710	10,137,227
Moody’s Corp.	344,575	16,739,453
Total		26,876,680
Insurance 0.6%
Marsh & McLennan Companies, Inc.	333,100	11,731,782
Real Estate Investment Trusts (REITs) 4.3%
Digital Realty Trust, Inc.	405,798	26,190,203
Home Properties, Inc.	272,010	16,018,669
Plum Creek Timber Co., Inc.	444,870	19,062,679
Rayonier, Inc.	456,830	22,768,407
Total		84,039,958
Thrifts & Mortgage Finance 0.1%
Nationstar Mortgage Holdings, Inc. (a)	84,788	2,596,209
TOTAL FINANCIALS		191,448,420
HEALTH CARE 13.9%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc. (a)	312,932	30,047,731
Elan Corp. PLC, ADR (a)	722,530	7,210,849
Medivation, Inc. (a)	73,620	3,839,283
Onyx Pharmaceuticals, Inc. (a)	253,920	19,163,342
Regeneron Pharmaceuticals, Inc. (a)	54,243	9,576,602

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (a)	284,880	$11,335,375
Total		81,173,182
Health Care Equipment & Supplies 2.1%
Align Technology, Inc. (a)	305,040	8,355,046
CR Bard, Inc.	78,245	7,747,037
Edwards Lifesciences Corp. (a)	290,910	25,242,261
Total		41,344,344
Health Care Providers & Services 4.3%
AmerisourceBergen Corp.	543,750	22,957,125
Brookdale Senior Living, Inc. (a)	571,090	14,597,060
Catamaran Corp. (a)	374,840	18,250,960
Express Scripts Holding Co. (a)	182,655	9,835,972
HMS Holdings Corp. (a)	507,570	11,760,397
Laboratory Corp. of America Holdings (a)	95,080	8,042,817
Total		85,444,331
Health Care Technology 0.6%
Cerner Corp. (a)	153,880	11,882,614
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	104,490	4,000,922
Illumina, Inc. (a)	329,610	17,703,353
Total		21,704,275
Pharmaceuticals 1.6%
Perrigo Co.	113,623	11,759,981
Watson Pharmaceuticals, Inc. (a)	222,535	19,585,305
Total		31,345,286
TOTAL HEALTH CARE		272,894,032
INDUSTRIALS 14.0%
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	202,220	12,485,063
Airlines 0.5%
United Continental Holdings, Inc. (a)	496,135	10,031,850
Building Products 1.0%
Fortune Brands Home & Security, Inc. (a)	369,750	11,088,803
USG Corp. (a)	320,392	8,596,117
Total		19,684,920

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 1.8%
Clean Harbors, Inc. (a)	257,000	$14,720,960
Stericycle, Inc. (a)	217,132	20,295,328
Total		35,016,288
Construction & Engineering 0.6%
KBR, Inc.	428,990	11,925,922
Electrical Equipment 2.1%
AMETEK, Inc.	532,482	19,877,553
Regal-Beloit Corp.	143,138	9,983,875
Rockwell Automation, Inc.	145,449	11,525,379
Total		41,386,807
Machinery 1.5%
Cummins, Inc.	159,275	15,634,434
Donaldson Co., Inc.	21,987	738,323
Joy Global, Inc.	219,890	12,531,531
Total		28,904,288
Professional Services 2.2%
IHS, Inc., Class A (a)	135,447	12,480,086
Nielsen Holdings NV (a)	333,990	9,458,597
Verisk Analytics, Inc., Class A (a)	428,490	21,355,942
Total		43,294,625
Road & Rail 1.8%
CSX Corp.	641,820	12,682,363
JB Hunt Transport Services, Inc.	92,380	5,491,991
Kansas City Southern	204,245	15,961,747
Total		34,136,101
Trading Companies & Distributors 1.9%
Fastenal Co.	284,450	11,892,855
United Rentals, Inc. (a)	244,182	10,140,878
WW Grainger, Inc.	77,396	15,016,372
Total		37,050,105
TOTAL INDUSTRIALS		273,915,969
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 1.5%
F5 Networks, Inc. (a)	305,660	28,634,229
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	202,940	12,566,045
Internet Software & Services 2.2%
Equinix, Inc. (a)	60,410	11,221,762

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
LinkedIn Corp., Class A (a)	171,580	$18,554,661
Rackspace Hosting, Inc. (a)	203,100	14,038,272
Total		43,814,695
IT Services 2.0%
Alliance Data Systems Corp. (a)	123,635	17,616,751
Teradata Corp. (a)	344,240	20,475,395
Total		38,092,146
Semiconductors & Semiconductor Equipment 2.7%
Altera Corp.	338,660	10,969,197
KLA-Tencor Corp.	465,550	21,168,559
Microchip Technology, Inc.	353,540	10,754,687
Skyworks Solutions, Inc. (a)	398,331	9,022,197
Total		51,914,640
Software 7.1%
ANSYS, Inc. (a)	243,573	16,156,197
Autodesk, Inc. (a)	373,386	12,370,278
Citrix Systems, Inc. (a)	275,105	16,825,422
Concur Technologies, Inc. (a)	80,706	5,303,191
Fortinet, Inc. (a)	674,078	13,468,078
Informatica Corp. (a)	466,009	12,521,662
Intuit, Inc.	296,690	17,774,698
Red Hat, Inc. (a)	432,520	21,366,488
Salesforce.com, Inc. (a)	66,950	10,556,007
TIBCO Software, Inc. (a)	529,625	13,267,106
Total		139,609,127
TOTAL INFORMATION TECHNOLOGY		314,630,882
MATERIALS 6.4%
Chemicals 3.9%
Albemarle Corp.	181,760	10,867,430
Celanese Corp., Class A	133,805	5,491,357
CF Industries Holdings, Inc.	107,090	22,920,473
Eastman Chemical Co.	126,690	7,709,087
Sherwin-Williams Co. (The)	190,890	29,114,543
Total		76,102,890
Containers & Packaging 1.0%
Crown Holdings, Inc. (a)	295,220	11,026,467
Rock-Tenn Co., Class A	135,160	8,790,806
Total		19,817,273
Metals & Mining 0.9%
Cliffs Natural Resources, Inc.	217,880	6,264,050
Royal Gold, Inc.	126,923	10,250,302
Total		16,514,352

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.6%
International Paper Co.	327,780	$12,173,749
TOTAL MATERIALS		124,608,264
TELECOMMUNICATION SERVICES 2.2%
Wireless Telecommunication Services 2.2%
Crown Castle International Corp. (a)	437,210	29,520,419
SBA Communications Corp., Class A (a)	203,780	14,024,140
Total		43,544,559
TOTAL TELECOMMUNICATION SERVICES		43,544,559
UTILITIES 0.8%
Electric Utilities 0.8%
ITC Holdings Corp.	213,080	16,737,434

Common Stocks (continued)
UTILITIES (CONTINUED)
TOTAL UTILITIES		16,737,434
Total Common Stocks (Cost: $1,644,814,888)		$1,930,533,513

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	22,405,580	22,405,580
Total Money Market Funds (Cost: $22,405,580)		$22,405,580
Total Investments (Cost: $1,667,220,468) (d)		$1,952,939,093(e)
Other Assets & Liabilities, Net		5,264,104
Net Assets		$1,958,203,197

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	60,584,979	177,185,300	(215,364,699)	22,405,580	21,553	22,405,580

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $1,667,220,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$322,405,000
Unrealized Depreciation	(36,686,000)
Net Unrealized Appreciation	$285,719,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	461,280,311	—	—	461,280,311
Consumer Staples	111,593,560	—	—	111,593,560
Energy	119,880,082	—	—	119,880,082
Financials	191,448,420	—	—	191,448,420
Health Care	272,894,032	—	—	272,894,032
Industrials	273,915,969	—	—	273,915,969
Information Technology	314,630,882	—	—	314,630,882
Materials	124,608,264	—	—	124,608,264
Telecommunication Services	43,544,559	—	—	43,544,559
Utilities	16,737,434	—	—	16,737,434
Total Equity Securities	1,930,533,513	—	—	1,930,533,513
Other
Money Market Funds	22,405,580	—	—	22,405,580
Total Other	22,405,580	—	—	22,405,580
Total	1,952,939,093	—	—	1,952,939,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Small Cap Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY 16.8%
Hotels, Restaurants & Leisure 4.0%
Domino’s Pizza, Inc.	69,014	$2,870,982
Life Time Fitness, Inc. (a)	37,443	1,762,068
Six Flags Entertainment Corp.	31,692	1,948,424
Total		6,581,474
Household Durables 0.7%
Harman International Industries, Inc.	24,232	958,618
Zagg, Inc. (a)	28,623	206,944
Total		1,165,562
Internet & Catalog Retail 0.7%
Kayak Software Corp. (a)	29,387	1,196,051
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	11,916	1,010,596
Media 0.6%
National CineMedia, Inc.	69,060	987,558
Specialty Retail 8.2%
Asbury Automotive Group, Inc. (a)	35,748	1,079,232
Cabela’s, Inc. (a)	48,551	2,319,281
GameStop Corp., Class A	24,761	649,976
Genesco, Inc. (a)	7,111	393,452
GNC Holdings, Inc., Class A	32,283	1,134,102
Lumber Liquidators Holdings, Inc. (a)	22,360	1,200,285
Pier 1 Imports, Inc.	69,651	1,336,603
Rent-A-Center, Inc.	46,023	1,599,759
Select Comfort Corp. (a)	34,180	915,340
Tile Shop Holdings, Inc. (a)	86,050	1,348,404
Vitamin Shoppe, Inc. (a)	23,085	1,368,017
Total		13,344,451
Textiles, Apparel & Luxury Goods 2.0%
Fifth & Pacific Companies, Inc. (a)	86,574	1,043,217
Tumi Holdings, Inc. (a)	60,254	1,353,907
Vera Bradley, Inc. (a)	28,457	788,544
Total		3,185,668
TOTAL CONSUMER DISCRETIONARY		27,471,360
CONSUMER STAPLES 4.7%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	58,075	2,868,905
Fresh Market, Inc. (The) (a)	25,169	1,304,509
Harris Teeter Supermarkets, Inc.	30,107	1,143,765
Total		5,317,179

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.5%
Elizabeth Arden, Inc. (a)	52,514	$2,437,175
TOTAL CONSUMER STAPLES		7,754,354
ENERGY 6.6%
Energy Equipment & Services 1.4%
Rowan Companies PLC, Class A (a)	26,140	829,422
Superior Energy Services, Inc. (a)	72,603	1,474,567
Total		2,303,989
Oil, Gas & Consumable Fuels 5.2%
Approach Resources, Inc. (a)	41,676	978,969
Energy XXI Bermuda Ltd.	46,987	1,488,548
Golar LNG Ltd.	26,560	1,037,965
Gulfport Energy Corp. (a)	28,373	1,079,309
Kodiak Oil & Gas Corp. (a)	91,688	786,683
Oasis Petroleum, Inc. (a)	68,593	2,072,880
Teekay Tankers Ltd., Class A	147,781	407,876
Ultra Petroleum Corp. (a)	37,094	743,735
Total		8,595,965
TOTAL ENERGY		10,899,954
FINANCIALS 7.5%
Commercial Banks 1.2%
Signature Bank (a)	27,303	1,915,579
Consumer Finance 0.8%
DFC Global Corp. (a)	76,401	1,333,197
Insurance 0.6%
Arthur J Gallagher & Co.	29,395	1,073,505
Real Estate Investment Trusts (REITs) 4.7%
DiamondRock Hospitality Co.	148,576	1,298,554
Home Properties, Inc.	32,028	1,886,129
Omega Healthcare Investors, Inc.	53,481	1,225,785
Redwood Trust, Inc.	78,795	1,317,452
Summit Hotel Properties, Inc.	122,345	1,074,189
Tanger Factory Outlet Centers	26,790	880,855
Total		7,682,964
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings, Inc. (a)	10,646	325,981
TOTAL FINANCIALS		12,331,226

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.8%
Biotechnology 7.3%
Alkermes PLC (a)	106,240	$2,051,494
Amarin Corp. PLC, ADR (a)	86,482	1,073,242
Ariad Pharmaceuticals, Inc. (a)	43,013	961,771
Cepheid, Inc. (a)	32,068	1,039,645
Dynavax Technologies Corp. (a)	197,395	560,602
Exact Sciences Corp. (a)	82,126	805,656
Idenix Pharmaceuticals, Inc. (a)	205,004	1,049,620
Onyx Pharmaceuticals, Inc. (a)	21,693	1,637,171
Puma Biotechnology, Inc. (a)	22,991	473,615
Rigel Pharmaceuticals, Inc. (a)	113,695	943,668
Sarepta Therapeutics, Inc. (a)	15,235	446,842
TESARO, Inc. (a)	49,383	914,079
Total		11,957,405
Health Care Equipment & Supplies 4.7%
Align Technology, Inc. (a)	76,788	2,103,223
Insulet Corp. (a)	92,534	2,031,121
Masimo Corp.	59,030	1,223,102
NxStage Medical, Inc. (a)	99,287	1,193,430
Volcano Corp. (a)	38,494	1,049,346
Total		7,600,222
Health Care Providers & Services 5.0%
Brookdale Senior Living, Inc. (a)	113,741	2,907,220
Catamaran Corp. (a)	21,671	1,055,161
HMS Holdings Corp. (a)	76,442	1,771,161
IPC The Hospitalist Co., Inc. (a)	39,199	1,479,763
WellCare Health Plans, Inc. (a)	21,167	1,021,731
Total		8,235,036
Health Care Technology 1.0%
athenahealth, Inc. (a)	16,256	1,035,344
Vocera Communications, Inc. (a)	21,969	540,218
Total		1,575,562
Life Sciences Tools & Services 1.5%
Fluidigm Corp. (a)	53,157	756,956
ICON PLC, ADR (a)	61,049	1,684,342
Total		2,441,298
Pharmaceuticals 3.3%
Akorn, Inc. (a)	53,829	726,153
Impax Laboratories, Inc. (a)	100,696	2,048,157
MAP Pharmaceuticals, Inc. (a)	79,477	1,266,864
Salix Pharmaceuticals Ltd. (a)	33,258	1,425,105
Total		5,466,279
TOTAL HEALTH CARE		37,275,802

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 18.1%
Aerospace & Defense 1.3%
Hexcel Corp. (a)	43,485	$1,124,087
LMI Aerospace, Inc. (a)	53,622	1,063,861
Total		2,187,948
Airlines 0.8%
Alaska Air Group, Inc. (a)	30,186	1,290,451
Building Products 1.3%
USG Corp. (a)	81,283	2,180,823
Commercial Services & Supplies 2.6%
Clean Harbors, Inc. (a)	28,703	1,644,108
Portfolio Recovery Associates, Inc. (a)	15,252	1,507,202
Tetra Tech, Inc. (a)	40,571	1,045,109
Total		4,196,419
Electrical Equipment 0.5%
Regal-Beloit Corp.	12,421	866,365
Machinery 3.3%
Chart Industries, Inc. (a)	13,798	834,503
CLARCOR, Inc.	14,800	686,424
Proto Labs, Inc. (a)	37,700	1,375,296
Trinity Industries, Inc.	26,967	856,742
Woodward, Inc.	43,772	1,600,742
Total		5,353,707
Marine 0.8%
Costamare, Inc.	89,530	1,272,221
Professional Services 1.6%
Advisory Board Co. (The) (a)	31,435	1,422,434
Wageworks, Inc. (a)	61,492	1,135,757
Total		2,558,191
Road & Rail 3.5%
Avis Budget Group, Inc. (a)	50,018	947,341
Knight Transportation, Inc.	61,363	922,286
Landstar System, Inc.	31,983	1,617,380
Roadrunner Transportation Systems, Inc. (a)	73,737	1,328,003
Werner Enterprises, Inc.	40,885	886,796
Total		5,701,806
Trading Companies & Distributors 2.4%
TAL International Group, Inc.	50,716	1,726,880
Titan Machinery, Inc. (a)	56,341	1,247,390

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	24,231	$1,006,313
Total		3,980,583
TOTAL INDUSTRIALS		29,588,514
INFORMATION TECHNOLOGY 21.6%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	73,946	1,440,468
Computers & Peripherals 0.3%
Stratasys, Inc.	6,999	524,575
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	37,735	1,351,668
FARO Technologies, Inc. (a)	23,776	838,817
FEI Co.	31,877	1,754,191
OSI Systems, Inc. (a)	19,675	1,205,684
Total		5,150,360
Internet Software & Services 3.3%
Bankrate, Inc. (a)	28,730	345,622
Cornerstone OnDemand, Inc. (a)	46,960	1,316,759
CoStar Group, Inc. (a)	17,408	1,512,059
DealerTrack Holdings, Inc. (a)	52,434	1,409,950
LivePerson, Inc. (a)	56,669	747,464
Total		5,331,854
IT Services 0.5%
WEX, Inc. (a)	11,635	837,255
Semiconductors & Semiconductor Equipment 1.8%
Kulicke & Soffa Industries, Inc. (a)	75,423	862,085
Microsemi Corp. (a)	35,157	672,905
Power Integrations, Inc.	11,163	347,281
Silicon Laboratories, Inc. (a)	23,687	990,590
Total		2,872,861
Software 11.7%
Aspen Technology, Inc. (a)	101,984	2,650,564
BroadSoft, Inc. (a)	42,483	1,343,737

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
CommVault Systems, Inc. (a)	44,050	$2,923,158
Fortinet, Inc. (a)	55,956	1,118,001
Guidewire Software, Inc. (a)	64,629	1,932,407
Imperva, Inc. (a)	1,437	44,202
Infoblox, Inc. (a)	39,283	744,806
Informatica Corp. (a)	28,490	765,526
Monitise PLC (a)	1,693,128	861,265
Proofpoint, Inc. (a)	74,752	822,272
QLIK Technologies, Inc. (a)	40,950	793,611
Sourcefire, Inc. (a)	17,448	858,965
TIBCO Software, Inc. (a)	47,527	1,190,552
TiVo, Inc. (a)	125,861	1,472,574
Ultimate Software Group, Inc. (a)	18,294	1,728,966
Total		19,250,606
TOTAL INFORMATION TECHNOLOGY		35,407,979
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Group, Inc.	45,584	963,646
TOTAL TELECOMMUNICATION SERVICES		963,646
UTILITIES 0.7%
Electric Utilities 0.7%
UIL Holdings Corp.	30,407	1,090,699
TOTAL UTILITIES		1,090,699
Total Common Stocks (Cost: $148,048,471)		$162,783,534

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	2,791,014	2,791,014
Total Money Market Funds (Cost: $2,791,014)		$2,791,014
Total Investments (Cost: $150,839,485) (d)		$165,574,548(e)
Other Assets & Liabilities, Net		(1,790,788)
Net Assets		$163,783,760

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	16,040	27,657,024	(24,882,050)	2,791,014	1,399	2,791,014

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $150,839,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,806,000
Unrealized Depreciation	(4,070,000)
Net Unrealized Appreciation	$14,736,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,471,360	—	—	27,471,360
Consumer Staples	7,754,354	—	—	7,754,354
Energy	10,899,954	—	—	10,899,954
Financials	12,331,226	—	—	12,331,226
Health Care	37,275,802	—	—	37,275,802
Industrials	29,588,514	—	—	29,588,514
Information Technology	34,546,714	861,265	—	35,407,979
Telecommunication Services	963,646	—	—	963,646
Utilities	1,090,699	—	—	1,090,699
Total Equity Securities	161,922,269	861,265	—	162,783,534

Other
Money Market Funds	2,791,014	—	—	2,791,014

Total Other	2,791,014	—	—	2,791,014
Total	164,713,283	861,265	—	165,574,548

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 8.5%
Auto Components 1.0%
Dorman Products, Inc. (a)	133,144	$4,553,525
Modine Manufacturing Co. (a)	566,396	4,191,330
Total		8,744,855
Diversified Consumer Services 0.3%
Steiner Leisure Ltd. (a)	65,298	3,003,708
Hotels, Restaurants & Leisure 1.1%
Bob Evans Farms, Inc.	16,475	620,943
CEC Entertainment, Inc.	224,747	7,034,581
Morgans Hotel Group Co. (a)	411,411	2,406,754
Total		10,062,278
Household Durables 0.5%
Jarden Corp.	91,852	4,859,890
Leisure Equipment & Products 0.5%
Callaway Golf Co.	413,099	2,784,287
Steinway Musical Instruments, Inc. (a)	88,607	2,020,240
Total		4,804,527
Media 1.2%
Arbitron, Inc.	63,279	2,301,457
John Wiley & Sons, Inc., Class A	201,740	8,614,298
Total		10,915,755
Specialty Retail 3.9%
Bebe Stores, Inc.	475,170	1,786,639
Buckle, Inc. (The)	127,461	6,519,630
Express, Inc. (a)	304,400	4,544,692
Penske Automotive Group, Inc.	236,740	6,896,236
Rent-A-Center, Inc.	229,982	7,994,175
Stage Stores, Inc.	155,178	4,014,455
Wet Seal, Inc. (The), Class A (a)	1,387,730	4,079,926
Total		35,835,753
TOTAL CONSUMER DISCRETIONARY		78,226,766
CONSUMER STAPLES 1.4%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	68,837	3,400,548
Food Products 1.0%
Ingredion, Inc.	138,961	9,025,517
TOTAL CONSUMER STAPLES		12,426,065

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.0%
Energy Equipment & Services 3.4%
Gulfmark Offshore, Inc., Class A (a)	165,131	$5,175,205
Helix Energy Solutions Group, Inc. (a)	303,930	5,321,814
Newpark Resources, Inc. (a)	599,262	4,674,244
Oceaneering International, Inc.	76,730	4,042,136
Tetra Technologies, Inc. (a)	1,132,131	7,924,917
Unit Corp. (a)	81,880	3,678,050
Total		30,816,366
Oil, Gas & Consumable Fuels 1.6%
BPZ Resources, Inc. (a)	658,040	1,664,841
Carrizo Oil & Gas, Inc. (a)	137,900	2,861,425
Diamondback Energy, Inc. (a)	207,853	3,741,354
EXCO Resources, Inc.	377,027	2,925,730
Resolute Energy Corp. (a)	417,400	3,564,596
Total		14,757,946
TOTAL ENERGY		45,574,312
FINANCIALS 17.8%
Capital Markets 0.6%
Investment Technology Group, Inc. (a)	232,210	2,075,957
Waddell & Reed Financial, Inc., Class A	106,955	3,474,968
Total		5,550,925
Commercial Banks 6.3%
Bryn Mawr Bank Corp.	241,670	5,203,155
Centerstate Banks, Inc.	238,181	1,872,103
Financial Institutions, Inc.	270,530	5,034,563
Hancock Holding Co.	106,576	3,348,618
Iberiabank Corp.	90,265	4,400,419
National Bank Holdings Corp., Class A	229,599	4,206,254
Oriental Financial Group, Inc.	958,099	11,535,512
SCBT Financial Corp.	138,663	5,373,191
Simmons First National Corp., Class A	127,360	3,032,441
Southwest Bancorp, Inc. (a)	601,500	6,556,350
Susquehanna Bancshares, Inc.	323,429	3,324,850
Union First Market Bankshares Corp.	237,504	3,631,436
Total		57,518,892
Consumer Finance 1.2%
Cash America International, Inc.	293,548	10,931,728
Insurance 3.6%
AMERISAFE, Inc. (a)	154,153	3,989,480
Arthur J Gallagher & Co.	104,840	3,828,757
CNO Financial Group, Inc.	509,450	4,635,995
eHealth, Inc. (a)	124,115	3,202,167

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Enstar Group Ltd. (a)	50,732	$5,195,464
Horace Mann Educators Corp.	194,747	3,723,563
National Financial Partners Corp. (a)	233,740	3,882,421
National Interstate Corp.	80,527	2,113,834
State Auto Financial Corp.	149,364	2,168,765
Total		32,740,446
Real Estate Investment Trusts (REITs) 5.3%
Acadia Realty Trust	162,936	4,044,071
American Campus Communities, Inc.	123,982	5,430,412
AmREIT, Inc., Class B	179,358	2,962,994
Chesapeake Lodging Trust	229,230	4,325,570
Cousins Properties, Inc.	416,680	3,420,943
DuPont Fabros Technology, Inc.	177,971	4,109,350
First Potomac Realty Trust	476,298	5,586,976
Mack-Cali Realty Corp.	122,140	3,087,699
Medical Properties Trust, Inc.	266,360	3,108,421
STAG Industrial, Inc.	398,038	7,503,016
Summit Hotel Properties, Inc.	553,238	4,857,430
Total		48,436,882
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	164,027	3,782,463
Dime Community Bancshares, Inc.	253,777	3,540,189
Total		7,322,652
TOTAL FINANCIALS		162,501,525
HEALTH CARE 11.7%
Biotechnology 0.9%
Myriad Genetics, Inc. (a)	302,865	8,698,283
Health Care Equipment & Supplies 4.7%
Analogic Corp.	147,066	10,834,352
Atrion Corp.	23,994	4,740,974
Greatbatch, Inc. (a)	150,053	3,388,197
Haemonetics Corp. (a)	42,220	3,421,087
Invacare Corp.	392,011	5,539,115
Staar Surgical Co. (a)	1,018,147	5,884,890
Teleflex, Inc.	34,785	2,407,122
Thoratec Corp. (a)	122,090	4,541,748
West Pharmaceutical Services, Inc.	49,290	2,663,139
Total		43,420,624
Health Care Providers & Services 5.0%
Air Methods Corp. (a)	155,214	16,944,712
LifePoint Hospitals, Inc. (a)	73,645	2,649,747

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Magellan Health Services, Inc. (a)	144,386	$7,490,746
Owens & Minor, Inc.	51,578	1,412,205
Providence Service Corp. (The) (a)(b)	885,550	12,326,856
PSS World Medical, Inc. (a)	159,261	4,529,383
Total		45,353,649
Life Sciences Tools & Services 0.5%
Bruker Corp. (a)	292,550	4,271,230
Pharmaceuticals 0.6%
Obagi Medical Products, Inc. (a)	410,038	5,601,119
TOTAL HEALTH CARE		107,344,905
INDUSTRIALS 23.0%
Aerospace & Defense 2.8%
AAR Corp.	291,667	4,480,005
American Science & Engineering, Inc.	128,830	8,229,661
Kratos Defense & Security Solutions, Inc. (a)	236,798	1,053,751
LMI Aerospace, Inc. (a)	258,132	5,121,339
Moog, Inc., Class A (a)	113,191	4,160,901
Teledyne Technologies, Inc. (a)	45,500	2,866,500
Total		25,912,157
Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc. (a)	188,313	8,150,187
Commercial Services & Supplies 2.8%
ACCO Brands Corp. (a)	591,100	3,984,014
Consolidated Graphics, Inc. (a)	136,683	4,652,689
McGrath Rentcorp	289,228	8,104,168
Unifirst Corp.	130,410	9,203,034
Total		25,943,905
Construction & Engineering 3.9%
Argan, Inc.	276,280	5,141,571
EMCOR Group, Inc.	197,317	6,481,863
Great Lakes Dredge & Dock Corp.	609,525	5,382,106
MasTec, Inc. (a)	427,278	9,759,030
Northwest Pipe Co. (a)	124,949	2,573,949
Primoris Services Corp.	300,000	4,344,000
Sterling Construction Co., Inc. (a)	243,209	2,244,819
Total		35,927,338
Electrical Equipment 2.7%
Belden, Inc.	221,330	8,339,715

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Global Power Equipment Group, Inc.	199,636	$2,998,533
LSI Industries, Inc.	996,398	6,795,434
Regal-Beloit Corp.	90,287	6,297,518
Total		24,431,200
Machinery 5.1%
Actuant Corp., Class A	190,910	5,492,481
Albany International Corp., Class A	398,297	8,567,368
Douglas Dynamics, Inc.	109,000	1,567,420
ESCO Technologies, Inc.	113,265	4,156,825
Key Technology, Inc. (a)(b)	274,545	2,819,577
Miller Industries, Inc.	279,716	3,999,939
PMFG, Inc. (a)	459,270	3,182,741
Tennant Co.	107,479	4,099,249
Terex Corp. (a)	169,700	4,105,043
Wabash National Corp. (a)	1,014,641	8,208,446
Total		46,199,089
Marine 0.5%
Rand Logistics, Inc. (a)	734,209	4,713,622
Professional Services 1.5%
FTI Consulting, Inc. (a)	165,732	5,122,776
Hudson Global, Inc. (a)	301,226	1,322,382
Kforce, Inc. (a)	391,882	5,039,602
Navigant Consulting, Inc. (a)	218,938	2,279,145
Total		13,763,905
Road & Rail 0.5%
Marten Transport Ltd.	214,840	4,064,773
Trading Companies & Distributors 2.3%
Kaman Corp.	266,115	9,644,008
Rush Enterprises, Inc., Class A (a)	232,950	4,460,993
Rush Enterprises, Inc., Class B (a)	162,361	2,641,613
Titan Machinery, Inc. (a)	187,310	4,147,043
Total		20,893,657
TOTAL INDUSTRIALS		209,999,833
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 2.0%
ADTRAN, Inc.	310,366	6,095,588
InterDigital, Inc.	134,020	5,719,974
Performance Technologies, Inc. (a)(b)	643,041	546,585
Plantronics, Inc.	190,557	6,408,432
Total		18,770,579

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals 0.2%
Intevac, Inc. (a)	434,033	$2,052,976
Electronic Equipment, Instruments & Components 7.3%
Anixter International, Inc.	89,060	5,439,785
Benchmark Electronics, Inc. (a)	805,660	12,519,956
Cognex Corp.	133,385	4,777,851
CTS Corp.	403,240	3,572,706
FARO Technologies, Inc. (a)	198,296	6,995,883
GSI Group, Inc. (a)	452,021	3,430,839
Littelfuse, Inc.	123,948	7,153,039
Newport Corp. (a)	362,496	4,618,199
Plexus Corp. (a)	538,732	12,471,646
Rogers Corp. (a)	125,392	5,571,167
Total		66,551,071
Internet Software & Services 1.6%
Digital River, Inc. (a)	428,420	6,259,216
Earthlink, Inc.	454,500	2,999,700
Stamps.com, Inc. (a)	74,379	1,886,995
TechTarget, Inc. (a)	616,000	3,344,880
Total		14,490,791
IT Services 4.7%
Acxiom Corp. (a)	390,812	6,913,464
Computer Task Group, Inc. (a)	461,626	8,420,058
CoreLogic, Inc. (a)	185,182	4,785,103
DST Systems, Inc.	115,540	6,659,725
Global Cash Access Holdings, Inc. (a)	474,194	3,731,907
PRGX Global, Inc. (a)	1,000,340	6,392,173
TNS, Inc. (a)	397,961	5,810,231
Total		42,712,661
Semiconductors & Semiconductor Equipment 2.1%
ATMI, Inc. (a)	189,409	3,773,027
BTU International, Inc. (a)	292,872	612,103
Fairchild Semiconductor International, Inc. (a)	384,377	5,127,589
Pericom Semiconductor Corp. (a)	361,062	2,715,186
Ultratech, Inc. (a)	118,100	3,876,042
Volterra Semiconductor Corp. (a)	166,736	2,927,884
Total		19,031,831
Software 2.9%
Accelrys, Inc. (a)	727,277	6,407,310
American Software, Inc., Class A	215,137	1,736,156
Mentor Graphics Corp. (a)	130,404	1,946,932
Progress Software Corp. (a)	538,087	10,820,930

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Websense, Inc. (a)	410,640	$5,732,534
Total		26,643,862
TOTAL INFORMATION TECHNOLOGY		190,253,771
MATERIALS 6.3%
Chemicals 3.8%
Ferro Corp. (a)	752,730	2,160,335
H.B. Fuller Co.	313,954	10,313,389
Innophos Holdings, Inc.	85,965	4,118,583
Omnova Solutions, Inc. (a)	771,459	5,724,226
Sensient Technologies Corp.	217,566	7,875,889
Stepan Co.	48,919	4,889,454
Total		35,081,876
Containers & Packaging 0.8%
Greif, Inc., Class A	176,130	7,226,614
Metals & Mining 1.3%
Metals U.S.A. Holdings Corp.	432,010	6,756,637
Universal Stainless & Alloy (a)	152,940	5,277,959
Total		12,034,596
Paper & Forest Products 0.4%
PH Glatfelter Co.	190,062	3,229,153
TOTAL MATERIALS		57,572,239
Issuer	Shares	Value
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A (a)	608,032	5,125,710
TOTAL TELECOMMUNICATION SERVICES		5,125,710

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 1.7%
Electric Utilities 0.4%
Allete, Inc.	98,400	$3,858,264
Gas Utilities 1.1%
New Jersey Resources Corp.	102,869	4,174,424
South Jersey Industries, Inc.	114,460	5,719,566
Total		9,893,990
Water Utilities 0.2%
California Water Service Group	121,266	2,182,788
TOTAL UTILITIES		15,935,042
Total Common Stocks (Cost: $771,548,861)		$884,960,168

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	27,640,388	27,640,388
Total Money Market Funds (Cost: $27,640,388)		$27,640,388
Total Investments (Cost: $799,189,249) (d)		$912,600,556(e)
Other Assets & Liabilities, Net		1,441,834
Net Assets		$914,042,390

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	25,948,350	51,126,048	(49,434,010)	27,640,388	11,866	27,640,388
Key Technology, Inc.*	3,422,025	20,702	—	3,442,727	—	2,819,577
Performance Technologies, Inc.	5,454,067	—	—	5,454,067	—	546,585
Providence Service Corp. (The)	13,857,360	—	—	13,857,360	—	12,326,856
Total	48,681,802	51,146,750	(49,434,010)	50,394,542	11,866	43,333,406

* Issuer was not an affiliate for the entire period ended November 30, 2012.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $799,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$187,243,000
Unrealized Depreciation	(73,831,000)
Net Unrealized Appreciation	$113,412,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,226,766	—	—	78,226,766
Consumer Staples	12,426,065	—	—	12,426,065
Energy	45,574,312	—	—	45,574,312
Financials	162,501,525	—	—	162,501,525
Health Care	107,344,905	—	—	107,344,905
Industrials	209,999,833	—	—	209,999,833
Information Technology	190,253,771	—	—	190,253,771
Materials	57,572,239	—	—	57,572,239
Telecommunication Services	5,125,710	—	—	5,125,710
Utilities	15,935,042	—	—	15,935,042

Total Equity Securities	884,960,168	—	—	884,960,168
Other
Money Market Funds	27,640,388	—	—	27,640,388
Total Other	27,640,388	—	—	27,640,388
Total	912,600,556	—	—	912,600,556

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 16.5%
Hotels, Restaurants & Leisure 4.0%
Domino’s Pizza, Inc.	406,800	$16,922,880
Life Time Fitness, Inc. (a)	220,500	10,376,730
Six Flags Entertainment Corp.	186,800	11,484,464
Total		38,784,074
Household Durables 0.7%
Harman International Industries, Inc.	142,300	5,629,388
Zagg, Inc. (a)	168,200	1,216,086
Total		6,845,474
Internet & Catalog Retail 0.7%
Kayak Software Corp. (a)	175,100	7,126,570
Leisure Equipment & Products 0.6%
Polaris Industries, Inc.	70,110	5,946,029
Media 0.6%
National CineMedia, Inc.	408,400	5,840,120
Specialty Retail 8.0%
Asbury Automotive Group, Inc. (a)	210,300	6,348,957
Cabela’s, Inc. (a)	287,300	13,724,321
GameStop Corp., Class A	145,900	3,829,875
Genesco, Inc. (a)	42,400	2,345,992
GNC Holdings, Inc., Class A	191,417	6,724,479
Lumber Liquidators Holdings, Inc. (a)	131,372	7,052,049
Pier 1 Imports, Inc.	410,075	7,869,339
Rent-A-Center, Inc.	271,100	9,423,436
Select Comfort Corp. (a)	203,900	5,460,442
Tile Shop Holdings, Inc. (a)(b)	502,400	7,872,608
Vitamin Shoppe, Inc. (a)	136,000	8,059,360
Total		78,710,858
Textiles, Apparel & Luxury Goods 1.9%
Fifth & Pacific Companies, Inc. (a)	508,260	6,124,533
Tumi Holdings, Inc. (a)	355,361	7,984,962
Vera Bradley, Inc. (a)	166,700	4,619,257
Total		18,728,752
TOTAL CONSUMER DISCRETIONARY		161,981,877
CONSUMER STAPLES 4.6%
Food & Staples Retailing 3.2%
Casey’s General Stores, Inc.	341,764	16,883,142
Fresh Market, Inc. (The) (a)	148,300	7,686,389
Harris Teeter Supermarkets, Inc.	177,300	6,735,627
Total		31,305,158

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 1.4%
Elizabeth Arden, Inc. (a)	309,211	$14,350,482
TOTAL CONSUMER STAPLES		45,655,640
ENERGY 6.6%
Energy Equipment & Services 1.4%
Rowan Companies PLC, Class A (a)	155,800	4,943,534
Superior Energy Services, Inc. (a)	427,758	8,687,765
Total		13,631,299
Oil, Gas & Consumable Fuels 5.2%
Approach Resources, Inc. (a)	245,500	5,766,795
Energy XXI Bermuda Ltd.	277,642	8,795,698
Golar LNG Ltd.	156,400	6,112,112
Gulfport Energy Corp. (a)	169,400	6,443,976
Kodiak Oil & Gas Corp. (a)	540,734	4,639,498
Oasis Petroleum, Inc. (a)	403,895	12,205,707
Teekay Tankers Ltd., Class A	870,142	2,401,592
Ultra Petroleum Corp. (a)	219,600	4,402,980
Total		50,768,358
TOTAL ENERGY		64,399,657
FINANCIALS 7.4%
Commercial Banks 1.2%
Signature Bank (a)	161,050	11,299,268
Consumer Finance 0.8%
DFC Global Corp. (a)	450,549	7,862,080
Insurance 0.6%
Arthur J Gallagher & Co.	173,100	6,321,612
Real Estate Investment Trusts (REITs) 4.6%
DiamondRock Hospitality Co.	874,800	7,645,752
Home Properties, Inc.	188,600	11,106,654
Omega Healthcare Investors, Inc.	315,600	7,233,552
Redwood Trust, Inc.	464,300	7,763,096
Summit Hotel Properties, Inc.	720,341	6,324,594
Tanger Factory Outlet Centers	158,600	5,214,768
Total		45,288,416
Thrifts & Mortgage Finance 0.2%
Nationstar Mortgage Holdings, Inc. (a)	62,771	1,922,048
TOTAL FINANCIALS		72,693,424

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.4%
Biotechnology 7.2%
Alkermes PLC (a)	625,600	$12,080,336
Amarin Corp. PLC, ADR (a)	508,100	6,305,521
Ariad Pharmaceuticals, Inc. (a)	253,300	5,663,788
Cepheid, Inc. (a)	192,200	6,231,124
Dynavax Technologies Corp. (a)	1,184,513	3,364,017
Exact Sciences Corp. (a)	483,600	4,744,116
Idenix Pharmaceuticals, Inc. (a)	1,208,707	6,188,580
Onyx Pharmaceuticals, Inc. (a)	127,759	9,641,972
Puma Biotechnology, Inc. (a)	138,516	2,853,430
Rigel Pharmaceuticals, Inc. (a)	633,600	5,258,880
Sarepta Therapeutics, Inc. (a)	91,000	2,669,030
TESARO, Inc. (a)	290,758	5,381,930
Total		70,382,724
Health Care Equipment & Supplies 4.6%
Align Technology, Inc. (a)	455,024	12,463,107
Insulet Corp. (a)	544,889	11,960,314
Masimo Corp.	347,624	7,202,769
NxStage Medical, Inc. (a)	584,600	7,026,892
Volcano Corp. (a)	226,500	6,174,390
Total		44,827,472
Health Care Providers & Services 4.9%
Brookdale Senior Living, Inc. (a)	674,090	17,229,741
Catamaran Corp. (a)	127,628	6,214,207
HMS Holdings Corp. (a)	447,613	10,371,193
IPC The Hospitalist Co., Inc. (a)	230,700	8,708,925
WellCare Health Plans, Inc. (a)	125,300	6,048,231
Total		48,572,297
Health Care Technology 1.0%
athenahealth, Inc.	97,900	6,235,251
Vocera Communications, Inc. (a)	130,890	3,218,585
Total		9,453,836
Life Sciences Tools & Services 1.4%
Fluidigm Corp. (a)	312,377	4,448,248
ICON PLC, ADR (a)	359,489	9,918,302
Total		14,366,550
Pharmaceuticals 3.3%
Akorn, Inc. (a)	316,900	4,274,981
Impax Laboratories, Inc. (a)	593,490	12,071,586
MAP Pharmaceuticals, Inc. (a)	468,005	7,460,000
Salix Pharmaceuticals Ltd. (a)	195,795	8,389,816
Total		32,196,383
TOTAL HEALTH CARE		219,799,262

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 17.8%
Aerospace & Defense 1.4%
Hexcel Corp. (a)	259,100	$6,697,735
LMI Aerospace, Inc. (a)	343,619	6,817,401
Total		13,515,136
Airlines 0.8%
Alaska Air Group, Inc. (a)	177,700	7,596,675
Building Products 1.3%
USG Corp. (a)	478,700	12,843,521
Commercial Services & Supplies 2.5%
Clean Harbors, Inc. (a)	169,000	9,680,320
Portfolio Recovery Associates, Inc. (a)	89,800	8,874,036
Tetra Tech, Inc. (a)	242,256	6,240,515
Total		24,794,871
Electrical Equipment 0.5%
Regal-Beloit Corp.	73,242	5,108,630
Machinery 3.2%
Chart Industries, Inc. (a)	81,109	4,905,472
CLARCOR, Inc.	86,700	4,021,146
Proto Labs, Inc. (a)	222,169	8,104,725
Trinity Industries, Inc.	158,915	5,048,730
Woodward, Inc.	256,400	9,376,548
Total		31,456,621
Marine 0.8%
Costamare, Inc.	524,064	7,446,949
Professional Services 1.5%
Advisory Board Co. (The) (a)	186,394	8,434,328
Wageworks, Inc. (a)	362,151	6,688,929
Total		15,123,257
Road & Rail 3.4%
Avis Budget Group, Inc. (a)	294,500	5,577,830
Knight Transportation, Inc.	366,300	5,505,489
Landstar System, Inc.	188,600	9,537,502
Roadrunner Transportation Systems, Inc. (a)	434,186	7,819,690
Werner Enterprises, Inc.	244,000	5,292,360
Total		33,732,871
Trading Companies & Distributors 2.4%
TAL International Group, Inc.	299,282	10,190,552
Titan Machinery, Inc. (a)	335,300	7,423,542

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	140,400	$5,830,812
Total		23,444,906
TOTAL INDUSTRIALS		175,063,437
INFORMATION TECHNOLOGY 21.3%
Communications Equipment 0.9%
Aruba Networks, Inc. (a)	440,700	8,584,836
Computers & Peripherals 0.3%
Stratasys, Inc.	41,600	3,117,920
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp.	222,600	7,973,532
FARO Technologies, Inc. (a)	140,000	4,939,200
FEI Co.	188,000	10,345,640
OSI Systems, Inc. (a)	118,100	7,237,168
Total		30,495,540
Internet Software & Services 3.2%
Bankrate, Inc. (a)	167,579	2,015,975
Cornerstone OnDemand, Inc. (a)	278,036	7,796,130
CoStar Group, Inc. (a)	103,940	9,028,228
DealerTrack Holdings, Inc. (a)	308,300	8,290,187
LivePerson, Inc. (a)	337,800	4,455,582
Total		31,586,102
IT Services 0.5%
WEX, Inc. (a)	69,719	5,016,979
Semiconductors & Semiconductor Equipment 1.7%
Kulicke & Soffa Industries, Inc. (a)	444,758	5,083,584
Microsemi Corp. (a)	207,300	3,967,722
Power Integrations, Inc.	64,300	2,000,373
Silicon Laboratories, Inc. (a)	141,400	5,913,348
Total		16,965,027
Software 11.6%
Aspen Technology, Inc. (a)	605,000	15,723,950
BroadSoft, Inc. (a)	252,900	7,999,227
CommVault Systems, Inc. (a)	259,100	17,193,876
Fortinet, Inc. (a)	334,700	6,687,306
Guidewire Software, Inc. (a)	378,668	11,322,173
Imperva, Inc. (a)	8,560	263,306
Infoblox, Inc. (a)	231,264	4,384,765
Informatica Corp. (a)	167,761	4,507,738
Monitise PLC (a)	9,865,700	5,018,513

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Proofpoint, Inc. (a)	440,200	$4,842,200
QLIK Technologies, Inc. (a)	241,300	4,676,394
Sourcefire, Inc. (a)	103,200	5,080,536
TIBCO Software, Inc. (a)	282,175	7,068,484
TiVo, Inc. (a)	751,400	8,791,380
Ultimate Software Group, Inc. (a)	109,200	10,320,492
Total		113,880,340
TOTAL INFORMATION TECHNOLOGY		209,646,744
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Group, Inc.	270,522	5,718,835
TOTAL TELECOMMUNICATION SERVICES		5,718,835
UTILITIES 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	179,000	6,420,730
TOTAL UTILITIES		6,420,730
Total Common Stocks (Cost: $822,175,888)		$961,379,606

Warrants —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp. (a)(b)(c)	128,560	$6,353
TOTAL ENERGY		6,353
Total Warrants (Cost: $110,576)		$6,353

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.154% (d)(e)	25,371,283	$25,371,283
Total Money Market Funds (Cost: $25,371,283)		$25,371,283

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 0.4%
Repurchase Agreements 0.4%
BNP Paribas Securities Corp. dated 11/30/12, matures 12/03/12, repurchase price $1,517,076 (f)
	0.240%	$1,517,046	$1,517,046

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Citigroup Global Markets, Inc. dated 11/30/12, matures 12/03/12, repurchase price $2,000,040 (f)
	0.240%	$2,000,000	$2,000,000
Total			3,517,046
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $3,517,046)			$3,517,046

Total Investments (Cost: $851,174,793) (g)			$990,274,288(h)
Other Assets & Liabilities, Net			(7,776,854)
Net Assets			$982,497,434

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At November 30, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2012 was $6,353, representing less than 0.01% of net assets. Information concerning such security holdings at November 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	03-07-11-06-29-11	110,576

(d)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	9,046,846	105,067,866	(88,743,429)	25,371,283	11,767	25,371,283

(f)

The following table represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

BNP Paribas Securities Corp. (0.240%)

Security Description	Value ($)

Ginnie Mae I Pool	1,188,957
Ginnie Mae II Pool	358,430
Total Market Value of Collateral Securities	1,547,387

Citigroup Global Markets, Inc. (0.240%)

Security Description	Value ($)

Fannie Mae REMICS	796,135
Fannie Mae-Aces	331,739
Freddie Mac REMICS	622,339
Government National Mortgage Association	289,787
Total Market Value of Collateral Securities	2,040,000

(g)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $851,175,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$167,427,000
Unrealized Depreciation	(28,328,000)
Net Unrealized Appreciation	$139,099,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	161,981,877	—	—	161,981,877
Consumer Staples	45,655,640	—	—	45,655,640
Energy	64,399,657	—	—	64,399,657
Financials	72,693,424	—	—	72,693,424
Health Care	219,799,262	—	—	219,799,262
Industrials	175,063,437	—	—	175,063,437
Information Technology	204,628,232	5,018,512	—	209,646,744
Telecommunication Services	5,718,835	—	—	5,718,835
Utilities	6,420,730	—	—	6,420,730
Warrants
Energy	—	6,353	—	6,353
Total Equity Securities	956,361,094	5,024,865	—	961,385,959
Other
Money Market Funds	25,371,283	—	—	25,371,283
Investments of Cash Collateral Received for Securities on Loan	—	3,517,046	—	3,517,046
Total Other	25,371,283	3,517,046	—	28,888,329
Total	981,732,377	8,541,911	—	990,274,288

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Technology Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
CONSUMER DISCRETIONARY 5.7%
Internet & Catalog Retail 3.2%
Amazon.com, Inc. (a)	12,850	$3,238,843
priceline.com, Inc. (a)	880	583,581
TripAdvisor, Inc. (a)	10,055	384,000
Total		4,206,424
Media 2.5%
DISH Network Corp., Class A (a)	25,090	929,333
National CineMedia, Inc.	53,069	758,887
Shutterstock, Inc. (a)	27,078	693,197
Walt Disney Co. (The)	18,260	906,791
Total		3,288,208
TOTAL CONSUMER DISCRETIONARY		7,494,632
FINANCIALS 1.0%
Real Estate Investment Trusts (REITs) 0.5%
Digital Realty Trust, Inc.	10,190	657,663
Real Estate Management & Development 0.5%
Zillow, Inc., Class A (a)	21,072	579,901
TOTAL FINANCIALS		1,237,564
HEALTH CARE 0.5%
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	16,850	645,187
TOTAL HEALTH CARE		645,187
INDUSTRIALS 2.9%
Commercial Services & Supplies 0.1%
InnerWorkings, Inc. (a)	10,000	130,100
Machinery 0.8%
Proto Labs, Inc. (a)	20,270	739,450
Westport Innovations, Inc. (a)	11,450	300,562
Total		1,040,012
Professional Services 2.0%
Nielsen Holdings NV (a)	43,960	1,244,947
Verisk Analytics, Inc., Class A (a)	28,490	1,419,942
Total		2,664,889
TOTAL INDUSTRIALS		3,835,001

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 86.1%
Communications Equipment 7.2%
Aruba Networks, Inc. (a)	31,200	$607,776
Cisco Systems, Inc.	92,270	1,744,826
F5 Networks, Inc. (a)	14,570	1,364,917
Motorola Solutions, Inc.	25,530	1,390,108
QUALCOMM, Inc.	45,350	2,885,167
Riverbed Technology, Inc. (a)	33,120	592,848
Ruckus Wireless, Inc. (a)	63,682	843,150
Total		9,428,792
Computers & Peripherals 11.9%
Apple, Inc.	17,250	10,096,080
EMC Corp. (a)	81,900	2,032,758
Fusion-io, Inc. (a)	34,910	814,450
NetApp, Inc. (a)	26,880	852,365
SanDisk Corp. (a)	27,440	1,072,904
Seagate Technology PLC	28,200	707,820
Total		15,576,377
Electronic Equipment, Instruments & Components 6.4%
Amphenol Corp., Class A	30,170	1,868,127
Arrow Electronics, Inc. (a)	14,860	553,684
Avnet, Inc. (a)	28,170	825,099
Corning, Inc.	98,980	1,210,525
Flextronics International Ltd. (a)	207,620	1,202,120
Jabil Circuit, Inc.	68,710	1,305,490
Power-One, Inc. (a)	30,870	128,111
Radisys Corp. (a)	202,300	455,175
Research Frontiers, Inc. (a)	34,328	124,267
Trimble Navigation Ltd. (a)	12,730	708,297
Total		8,380,895
Internet Software & Services 14.7%
Akamai Technologies, Inc. (a)	28,130	1,030,121
Angie’s List, Inc. (a)	49,150	546,057
Baidu, Inc., ADR (a)	1,820	175,284
DealerTrack Holdings, Inc. (a)	49,250	1,324,332
eBay, Inc. (a)	79,800	4,215,036
Facebook, Inc., Class A (a)	63,470	1,777,160
Google, Inc., Class A (a)	5,850	4,085,464
LinkedIn Corp., Class A (a)	9,320	1,007,865
NetEase, Inc., ADR (a)	23,580	1,034,219
OpenTable, Inc. (a)	14,960	671,554
Rackspace Hosting, Inc. (a)	27,990	1,934,669
Stamps.com, Inc. (a)	23,927	607,028
VeriSign, Inc. (a)	23,030	786,014
Total		19,194,803

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 7.5%
Accenture PLC, Class A	13,630	$925,750
Cognizant Technology Solutions Corp., Class A (a)	20,800	1,398,384
Fiserv, Inc. (a)	20,330	1,565,207
Infosys Ltd., ADR	7,610	338,264
International Business Machines Corp.	5,240	995,967
InterXion Holding NV (a)	36,230	786,553
ServiceSource International, Inc. (a)	92,237	473,176
Teradata Corp. (a)	19,880	1,182,462
Visa, Inc., Class A	14,270	2,136,362
Total		9,802,125
Semiconductors & Semiconductor Equipment 17.1%
Altera Corp.	39,680	1,285,235
Applied Materials, Inc.	77,640	833,077
ASML Holding NV	20,998	1,313,839
Avago Technologies Ltd.	57,700	2,025,270
Broadcom Corp., Class A	41,300	1,337,294
Freescale Semiconductor Holdings I Ltd. (a)	55,973	518,310
Inphi Corp. (a)	41,242	321,688
KLA-Tencor Corp.	44,090	2,004,772
Maxim Integrated Products, Inc.	74,559	2,176,377
Mellanox Technologies Ltd. (a)	4,440	323,587
Microchip Technology, Inc.	25,630	779,665
NXP Semiconductor NV (a)	63,886	1,563,929
Power Integrations, Inc.	22,870	711,486
Samsung Electronics Co., Ltd., GDR	5,110	3,347,050
Silicon Laboratories, Inc. (a)	15,590	651,974
Skyworks Solutions, Inc. (a)	44,910	1,017,211
STMicroelectronics NV	23,120	147,043
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	93,610	1,616,645
Texas Instruments, Inc.	12,430	366,312
Total		22,340,764
Software 21.3%
Application Software 12.7%
ANSYS, Inc. (a)	11,630	771,418
Autodesk, Inc. (a)	39,910	1,322,218
Citrix Systems, Inc. (a)	24,940	1,525,330
ClickSoftware Technologies, Ltd.	108,146	808,932
Ellie Mae, Inc. (a)	10,130	251,427
Factset Research Systems, Inc.	7,560	698,468
Guidewire Software, Inc. (a)	15,340	458,666
Informatica Corp. (a)	31,750	853,122

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Application Software (continued)
Intuit, Inc.	30,520	$1,828,453
Monitise PLC (a)	3,686,291	1,875,153
Nuance Communications, Inc. (a)	31,420	698,781
Parametric Technology Corp. (a)	26,940	545,266
Salesforce.com, Inc. (a)	17,930	2,827,023
TIBCO Software, Inc. (a)	41,972	1,051,399
TiVo, Inc. (a)	68,560	802,152
Workday, Inc., Class A (a)	5,349	267,985
Total		16,585,793
Home Entertainment Software 0.7%
Electronic Arts, Inc. (a)	58,310	863,571
Systems Software 7.9%
BMC Software, Inc. (a)	10,300	421,888
Check Point Software Technologies Ltd. (a)	11,600	535,572
Eloqua, Inc. (a)	12,130	218,947
Fortinet, Inc. (a)	47,227	943,595
Infoblox, Inc. (a)	32,026	607,213
Microsoft Corp.	37,630	1,001,711
Oracle Corp.	61,630	1,978,323
Proofpoint, Inc. (a)	90,763	998,393
Red Hat, Inc. (a)	12,810	632,814
Sourcefire, Inc. (a)	11,875	584,606
Symantec Corp. (a)	81,920	1,536,819
VMware, Inc., Class A (a)	9,290	844,926
Total		10,304,807
TOTAL SOFTWARE		27,754,171
TOTAL INFORMATION TECHNOLOGY		112,477,927
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	29,600	1,305,952
Wireless Telecommunication Services 1.0%
SBA Communications Corp., Class A (a)	18,870	1,298,633
TOTAL TELECOMMUNICATION SERVICES		2,604,585
Total Common Stocks (Cost: $127,346,657)		$128,294,896

	Shares	Value

Exchange-Traded Funds 0.8%
Market Vectors Semiconductor ETF (a)	32,290	$1,034,572
Total Exchange-Traded Funds (Cost: $991,768)		$1,034,572

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	935,726	$935,726
Total Money Market Funds (Cost: $935,726)		$935,726
Total Investments
(Cost: $129,274,151) (d)		$130,265,194(e)
Other Assets & Liabilities, Net		333,512
Net Assets		$130,598,706

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	2,315,813	14,768,950	(16,149,037)	—	935,726	—	839	935,726

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $129,274,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$8,331,000
Unrealized Depreciation	(7,340,000)
Net Unrealized Appreciation	$991,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,494,632	—	—	7,494,632
Financials	1,237,564	—	—	1,237,564
Health Care	645,187	—	—	645,187
Industrials	3,835,001	—	—	3,835,001
Information Technology	107,255,724	5,222,203	—	112,477,927
Telecommunication Services	2,604,585	—	—	2,604,585
Exchange-Traded Funds	1,034,572	—	—	1,034,572
Total Equity Securities	124,107,265	5,222,203	—	129,329,468
Other
Money Market Funds	935,726	—	—	935,726
Total Other	935,726	—	—	935,726
Total	125,042,991	5,222,203	—	130,265,194

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

November 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 12.0%
Auto Components 0.5%
Delphi Automotive PLC (a)	341,180	$11,596,708
Automobiles 0.7%
General Motors Co. (a)	713,060	18,453,993
Diversified Consumer Services 0.2%
Weight Watchers International, Inc.	75,714	3,934,100
Hotels, Restaurants & Leisure 1.8%
McDonald’s Corp.	166,620	14,502,605
Wynn Resorts Ltd.	273,760	30,770,624
Total		45,273,229
Media 4.6%
Comcast Corp., Class A	1,056,890	39,295,170
DIRECTV (a)	519,810	25,834,557
Discovery Communications, Inc., Class A (a)	349,200	21,095,172
Viacom, Inc., Class B	562,240	29,017,207
Total		115,242,106
Multiline Retail 1.4%
Target Corp.	537,080	33,905,860
Specialty Retail 1.7%
Lowe’s Companies, Inc.	1,202,910	43,413,022
Textiles, Apparel & Luxury Goods 1.1%
Nike, Inc., Class B	276,280	26,931,774
TOTAL CONSUMER DISCRETIONARY		298,750,792
CONSUMER STAPLES 9.4%
Beverages 2.7%
Diageo PLC, ADR	172,120	20,580,388
PepsiCo, Inc.	682,800	47,939,388
Total		68,519,776
Food & Staples Retailing 1.5%
CVS Caremark Corp.	698,590	32,491,421
Walgreen Co.	110,160	3,735,526
Total		36,226,947
Food Products 1.1%
Mondelez International, Inc., Class A	1,102,400	28,541,136

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 2.3%
Procter & Gamble Co. (The)	803,800	$56,129,354
Tobacco 1.8%
Lorillard, Inc.	105,237	12,750,515
Philip Morris International, Inc.	350,400	31,493,952
Total		44,244,467
TOTAL CONSUMER STAPLES		233,661,680
ENERGY 9.8%
Energy Equipment & Services 1.8%
Halliburton Co.	1,111,990	37,084,866
National Oilwell Varco, Inc.	92,220	6,298,626
Total		43,383,492
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	187,800	13,745,082
Apache Corp.	213,500	16,458,715
Chevron Corp.	624,600	66,013,974
ConocoPhillips	773,900	44,065,866
Devon Energy Corp.	94,990	4,908,133
Exxon Mobil Corp.	230,140	20,284,540
Noble Energy, Inc.	352,700	34,476,425
Total		199,952,735
TOTAL ENERGY		243,336,227
FINANCIALS 17.6%
Capital Markets 6.0%
BlackRock, Inc.	244,315	48,139,828
Goldman Sachs Group, Inc. (The)	214,690	25,288,335
Invesco Ltd.	1,457,100	36,412,929
Morgan Stanley	1,113,690	18,787,950
State Street Corp.	451,700	20,073,548
Total		148,702,590
Commercial Banks 2.2%
Wells Fargo & Co.	1,681,300	55,499,713
Diversified Financial Services 4.6%
Citigroup, Inc.	1,463,150	50,581,095
JPMorgan Chase & Co.	1,528,310	62,782,975
NYSE Euronext	40,000	934,000
Total		114,298,070
Insurance 4.4%
Aon PLC	900,100	51,125,680

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (a)	664,650	$58,542,372
Total		109,668,052
Real Estate Management & Development 0.4%
Realogy Holdings Corp. (a)	247,784	9,343,935
TOTAL FINANCIALS		437,512,360
HEALTH CARE 15.3%
Biotechnology 1.1%
Celgene Corp. (a)	346,590	27,238,508
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	525,000	34,791,750
Covidien PLC	477,600	27,753,336
Total		62,545,086
Health Care Providers & Services 3.2%
AmerisourceBergen Corp.	419,639	17,717,159
CIGNA Corp.	589,100	30,792,257
Express Scripts Holding Co. (a)	598,740	32,242,149
Total		80,751,565
Pharmaceuticals 8.5%
Abbott Laboratories	790,510	51,383,150
Johnson & Johnson	1,193,950	83,254,133
Merck & Co., Inc.	558,740	24,752,182
Pfizer, Inc.	2,085,450	52,177,959
Total		211,567,424
TOTAL HEALTH CARE		382,102,583
INDUSTRIALS 9.5%
Aerospace & Defense 2.0%
Honeywell International, Inc.	407,880	25,015,281
United Technologies Corp.	325,390	26,066,993
Total		51,082,274
Air Freight & Logistics 0.9%
FedEx Corp.	245,910	22,016,322
Airlines 0.5%
Copa Holdings SA, Class A	139,700	13,249,148
Commercial Services & Supplies 1.3%
Tyco International Ltd.	1,115,000	31,632,550

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.6%
General Electric Co.	716,010	$15,129,291
Machinery 1.4%
Eaton Corp.	325,000	16,952,000
Stanley Black & Decker, Inc.	234,720	16,878,715
Total		33,830,715
Professional Services 1.2%
Nielsen Holdings NV (a)	1,048,400	29,690,688
Road & Rail 1.2%
Union Pacific Corp.	245,600	30,154,768
Trading Companies & Distributors 0.4%
MRC Global, Inc. (a)	343,024	9,614,963
TOTAL INDUSTRIALS		236,400,719
INFORMATION TECHNOLOGY 22.0%
Communications Equipment 1.8%
QUALCOMM, Inc.	690,860	43,952,513
Computers & Peripherals 6.9%
Apple, Inc.	195,000	114,129,600
EMC Corp. (a)	1,271,200	31,551,184
Hewlett-Packard Co.	1,960,467	25,466,467
Total		171,147,251
Internet Software & Services 5.6%
eBay, Inc. (a)	928,300	49,032,806
Facebook, Inc., Class A (a)	626,990	17,555,720
Google, Inc., Class A (a)	103,130	72,022,898
Total		138,611,424
IT Services 3.6%
International Business Machines Corp.	226,010	42,957,721
Mastercard, Inc., Class A	95,100	46,473,468
Total		89,431,189
Office Electronics 0.3%
Xerox Corp.	1,227,700	8,360,637
Semiconductors & Semiconductor Equipment 1.2%
Skyworks Solutions, Inc. (a)	1,352,960	30,644,544

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 2.6%
Citrix Systems, Inc. (a)	99,840	$6,106,214
Electronic Arts, Inc. (a)	892,490	13,217,777
Microsoft Corp.	1,745,490	46,464,944
Total		65,788,935
TOTAL INFORMATION TECHNOLOGY		547,936,493
MATERIALS 2.1%
Chemicals 0.7%
Celanese Corp., Class A	411,300	16,879,752
Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc.	900,000	35,109,000
TOTAL MATERIALS		51,988,752

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
Sprint Nextel Corp. (a)	3,420,970	$19,602,158
Vodafone Group PLC, ADR	520,010	13,416,258
Total		33,018,416
TOTAL TELECOMMUNICATION SERVICES		33,018,416
Total Common Stocks (Cost: $2,154,844,505)		$2,464,708,022

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.154% (b)(c)	572,959	572,959
Total Money Market Funds (Cost: $572,959)		$572,959
Total Investments (Cost: $2,155,417,464) (d)		$2,465,280,981(e)
Other Assets & Liabilities, Net		23,777,564
Net Assets		$2,489,058,545

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	28,067,156	168,245,102	(195,739,299)	572,959	5,377	572,959

(d)

At November 30, 2012, the cost of securities for federal income tax purposes was approximately $2,155,417,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$334,001,000
Unrealized Depreciation	(24,137,000)
Net Unrealized Appreciation	$309,864,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	298,750,792	—	—	298,750,792
Consumer Staples	233,661,680	—	—	233,661,680
Energy	243,336,227	—	—	243,336,227
Financials	437,512,360	—	—	437,512,360
Health Care	382,102,583	—	—	382,102,583
Industrials	236,400,719	—	—	236,400,719
Information Technology	547,936,493	—	—	547,936,493
Materials	51,988,752	—	—	51,988,752
Telecommunication Services	33,018,416	—	—	33,018,416

Total Equity Securities	2,464,708,022	—	—	2,464,708,022
Other
Money Market Funds	572,959	—	—	572,959
Total Other	572,959	—	—	572,959
Total	2,465,280,981	—	—	2,465,280,981

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         During November 2012, the registrant enhanced internal controls over financial reporting relating to the recording of certain last day trades.  These controls include (i) additional analysis of last day security purchase prices, (ii) comparisons of cost and market value for last day trades and (iii) analytical review of per share changes resulting from financial statement adjustments.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 18, 2013

By (Signature and Title)	/s/Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 18, 2013